                                                       Registration No. 33-20827
                                                       Inv. Co. Act No. 811-5518


As filed with the Securities and Exchange Commission on December 19, 1995


================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]


                         POST-EFFECTIVE AMENDMENT NO. 32                     [X]


                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]


                                AMENDMENT NO. 34                             [X]

                       -----------------------------------

                               THE RBB FUND, INC.
     (Warburg Pincus Growth & Income Fund: Warburg Pincus Class and Warburg Pincus Series 2 Class; Warburg Pincus Balanced Portfolio: Warburg Pincus Class and Warburg Pincus Series 2 Class; Warburg Pincus Tax Free Portfolio: Warburg Pincus Class; Government Securities Portfolio:
     RBB Family Class; BEA International Equity Portfolio: BEA Class; BEA Strategic Fixed Income Portfolio: BEA Class; BEA Emerging Markets Equity Portfolio: BEA Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio; BEA Class; BEA Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio; BEA Class; BEA Balanced Fund Portfolio; BEA Class; BEA Short Duration
     Portfolio: BEA Class; Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: RBB Family Class, Cash Preservation Class, Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Bradford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)

     ---------------------------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                                    Suite 100
                              Wilmington, DE  19809
                    (Address of Principal Executive Offices)
                    ----------------------------------------
                 Registrant's Telephone Number:  (302) 792-2555

                              Copies to:
GARY M. GARDNER, ESQUIRE                     JOHN N. AKE, ESQUIRE
PNC Bank, National Association               Ballard Spahr Andrews & Ingersoll
Broad and Chestnut Streets                   1735 Market Street, 51st Floor
Philadelphia, PA 19101                       Philadelphia, PA 19101

(Name and Address of
Agent for Service)

     Approximate Date of Proposed Public Offering: as soon as possible after effective date of registration statement.

     It is proposed that this filing will become effective (check appropriate box)


                  immediately upon filing pursuant to paragraph (b)
          ------
            X     on December 28, 1995 pursuant to paragraph (b)
          ------
                  60 days after filing pursuant to paragraph (a)(1)
          ------
                  on December ___, 1995 pursuant to paragraph (a)(1)
          ------
                  75 days after filing pursuant to paragraph (a)(2)
          ------
                  on                 pursuant to paragraph (a)(2) of rule 485
          ------     ---------------



     If appropriate, check following box:

                    this post-effective amendment designates a new effective
          ------
                    date for a previously filed post-effective amendment.
                         ------------------------------
     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of common stock of each of the fifty-four classes registered hereby under the Securities Act of 1933. Registrant filed its notice pursuant to Rule 24f-2 for the fiscal year ended August 31, 1995 on October 26, 1995.

                         ------------------------------

               This document contains a total of            pages.
                                                -----------


                    Exhibit Index appears on page           .
                                                  ----------

                               THE RBB FUND, INC.
    (BEA Shares of the BEA International Equity, BEA Emerging Markets Equity,
      BEA U.S. Core Equity, BEA Balanced Fund, BEA U.S. Core Fixed Income,
              BEA Global Fixed Income, BEA Strategic Fixed Income,
           BEA Municipal Bond Fund and BEA Short Duration Portfolios)
                              Cross Reference Sheet



          Form N-1A Item                               Location
          --------------                               --------
              PART A                                   PROSPECTUS

 1.  Cover Page............................       Cover Page

 2.  Synopsis..............................       Fee Table

 3.  Condensed Financial Information.......       Financial Highlights

 4.  General Description of Registrant.....       Cover Page; The Fund;
                                                  Investment Objectives and
                                                  Policies

 5.  Management of the Fund................       Management

 6.  Capital Stock and Other Securities....       Cover Page; Dividends and
                                                  Distributions

 7.  Purchase of Securities Being Offered..       How to Purchase Shares; Net
                                                  Asset Value

 8.  Redemption or Repurchase..............       How to Redeem Shares; Net
                                                  Asset Value

 9.  Legal Proceedings.....................       Inapplicable

              PART B                                   STATEMENT OF
                                                       ADDITIONAL
                                                       INFORMATION

10.  Cover Page............................       Cover Page

11.  Table of Contents.....................       Contents

12.  General Information and History.......       General; See Prospectus - "The
                                                  Fund"

13.  Investment Objectives and Policies....       Common Investment Policies;
                                                  Common Investmetn Objectives
                                                  and Policies; Supplemental
                                                  Investment Objectives and
                                                  Policies

14.  Management of the Fund................       Directors and Officers;
                                                  Investment Advisory and
                                                  Servicing Arrangements

15.  Control Persons and Principal Holders
       of Securities.........................     Miscellaneous

16.  Investment Advisory and Other
       Services..............................     Investment Advisory and
                                                  Servicing Arrangements; See
                                                  Prospectus - "Management"

17.  Brokerage Allocation and Other
       Practices.............................     Portfolio Transactions

18.  Capital Stock and Other Securities....       Additional Information
                                                  Concerning Fund Shares; See
                                                  Prospectus - "Dividends and
                                                  Distributions" and
                                                  "Description of Shares"

19.  Purchase, Redemption and Pricing of
       Securities Being Offered..............     Purchase and Redemption
                                                  Information; Valuation of
                                                  Shares; See Prospectus - "How
                                                  to Purchase Shares," "How to
                                                  Redeem Shares" and
                                                  "Distribution of Shares"

20.  Tax Status............................       Taxes; See Prospectus -
                                                  "Taxes"

21.  Underwriters..........................       Not Applicable

22.  Calculation of Performance Data.......       Performance and Yield
                                                  Information

23.  Financial Statements                         Financial Statements

     PART C                                            Other Information

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         THE BEA FAMILY OF MUTUAL FUNDS


                       BEA INTERNATIONAL EQUITY PORTFOLIO
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                         BEA U.S. CORE EQUITY PORTFOLIO
                             BEA BALANCED PORTFOLIO
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                            BEA HIGH YIELD PORTFOLIO
                       BEA MUNICIPAL BOND FUND PORTFOLIO
                          BEA SHORT DURATION PORTFOLIO


                             ---------------------

                                   PROSPECTUS

                             ---------------------

                               DECEMBER 28, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                -----
Fee Table..................................................................................................           2
Financial Highlights.......................................................................................           4
The Fund...................................................................................................           8
Investment Objectives and Policies.........................................................................           8
Investment Limitations.....................................................................................          22
Risk Factors...............................................................................................          23
Management.................................................................................................          26
Expenses...................................................................................................          29
How to Purchase Shares.....................................................................................          30
How to Redeem Shares.......................................................................................          31
Net Asset Value............................................................................................          33
Dividends and Distributions................................................................................          33
Taxes......................................................................................................          33
Description of Shares......................................................................................          35
Other Information..........................................................................................          36

--------------------------------------------------------------------------------
    The BEA Family consists of nine classes of common stock of The RBB Fund, Inc. (the "Fund"), an open-end management investment company. Shares (collectively, the "BEA Shares" or "Shares") of such classes (the "BEA Classes" or "Classes") are offered by this Prospectus and represent interests in one of nine of the investment portfolios of the Fund described in this Prospectus (collectively, the "Portfolios"). The investment objective of each Portfolio described in this Prospectus is as follows:

       BEA INTERNATIONAL EQUITY PORTFOLIO -- to provide long-term appreciation of capital. The Portfolio will invest primarily in equity securities of non-U.S. issuers.

       BEA  EMERGING  MARKETS  EQUITY  PORTFOLIO    --    to  provide  long-term
    appreciation of capital. The Portfolio will invest primarily in equity securities in emerging country markets.

       BEA U.S. CORE EQUITY PORTFOLIO -- to provide long term appreciation of capital. The Portfolio will invest primarily in U.S. equity securities.

       BEA  BALANCED PORTFOLIO   --   to  maximize total  return consistent with
    preservation of capital through both income and capital appreciation.

       BEA U.S. CORE FIXED INCOME PORTFOLIO -- to provide high total return. The Portfolio will invest primarily in domestic fixed-income securities consistent with comparable broad market fixed income indices, such as the Lehman Brothers Aggregate Bond Index.


       BEA HIGH YIELD PORTFOLIO -- to provide a high total return. The Portfolio will invest primarily in high yield fixed income securities (also known as "junk bonds") issued by corporations, governments and agencies, both domestic and foreign. The Portfolio will invest without regard to maturity or credit quality limitations. This Portfolio was formerly known as the BEA Strategic Fixed Income Portfolio.


       BEA GLOBAL FIXED INCOME PORTFOLIO -- to provide high total return. The Portfolio will invest primarily in both foreign and domestic fixed income securities.

       BEA MUNICIPAL BOND FUND PORTFOLIO -- to provide high total return. The Portfolio will invest primarily in municipal bonds issued by state and local authorities.

       BEA SHORT DURATION PORTFOLIO   --   to provide investors  with as high  a
    level of current income as is consistent with the preservation of capital.

    There can be, of course, no assurance that a Portfolio's investment objective will be achieved. Investments in the Portfolios involve certain risks. See "Risk Factors."


    THE BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA HIGH YIELD, BEA U.S. CORE FIXED INCOME, BEA GLOBAL FIXED INCOME AND BEA MUNICIPAL BOND FUND PORTFOLIOS MAY INVEST ITS ASSETS WITHOUT LIMITATION IN SECURITIES WHICH MAY INCLUDE BELOW INVESTMENT-GRADE QUALITY SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF LOSS OF PRINCIPAL AND INTEREST, THAN THOSE INVOLVED WITH INVESTMENT GRADE SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE PORTFOLIOS. SEE "RISK FACTORS."


    THE PORTFOLIOS MAY ENGAGE IN SHORT-TERM TRADING AND MAY INVEST IN PUT AND CALL OPTIONS. SUCH ACTIVITY CONSTITUTES SPECULATIVE ACTIVITY AND INVOLVES GREATER RISKS OR COST TO THE PORTFOLIOS.

    THE PORTFOLIOS MAY INVEST UP TO 10% OF NET ASSETS IN ILLIQUID SECURITIES. SUCH INVESTMENTS CONSTITUTE SPECULATIVE ACTIVITY AND INVOLVE GREATER RISKS OR COSTS TO THE PORTFOLIOS. SEE "RISK FACTORS."

    THE PORTFOLIOS MAY TREAT SECURITIES ACQUIRED PURSUANT TO RULE 144A OF THE SECURITIES ACT OF 1933 ("RULE 144A SECURITIES") AS LIQUID, AND THEREFORE NOT SUBJECT TO THE PORTFOLIOS' TEN PER CENT LIMITATION ON INVESTMENTS IN ILLIQUID SECURITIES. HOWEVER, A PORTFOLIO WILL NOT INVEST MORE THAN FIFTY PER CENT OF ITS TOTAL ASSETS IN (A) SECURITIES OF ISSUERS WHICH ARE RESTRICTED AS TO DISPOSITION, INCLUDING RULE 144A SECURITIES, COMBINED WITH (B) THE SECURITIES OF ISSUERS WHICH TOGETHER WITH ANY PREDECESSORS HAVE A RECORD OF LESS THAN THREE YEARS CONTINUOUS OPERATION. THE PORTFOLIOS MAY INVEST IN THESE SECURITIES TO A GREATER EXTENT THAN INVESTMENT COMPANIES WHICH MEET ALL OF THE REQUIREMENTS OF
SECTION 1301:6-3-09(E)(12) OF THE OHIO ADMINISTRATIVE CODE.


    BEA Associates ("BEA" or the "Adviser"), a U.S. investment advisory firm, will act as the investment adviser to each Portfolio. BEA emphasizes a global investment strategy and, as of September 30, 1995, acted as adviser for approximately $28.5 billion of assets.


    Generally, the minimum initial investment in a Portfolio is $1,000,000 and the minimum subsequent investment is $100,000.

    This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 28, 1995, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund's distributor by calling (800) 888-9723.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                     DECEMBER 28, 1995

--------------------------------------------------------------------------------
                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES


                                                                      BEA
                                                         BEA        EMERGING
                                                    INTERNATIONAL   MARKETS
                                                       EQUITY        EQUITY
                                                      PORTFOLIO     PORTFOLIO
                                                    -------------   --------
Redemption Fees (Payable to the Fund) (as a
 percentage of amount redeemed)...................      1.00%         1.50%


ANNUAL PORTFOLIO OPERATING EXPENSES AFTER EXPENSE REIMBURSEMENTS AND WAIVERS*


                                                                      BEA                                      BEA
                                                         BEA        EMERGING                                U.S. CORE
                                                    INTERNATIONAL   MARKETS     BEA U.S.         BEA          FIXED
                                                       EQUITY        EQUITY    CORE EQUITY     BALANCED      INCOME
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    -------------   --------   -----------   ------------   ---------
Management fees
 (after waivers)**................................       .80%          .97%        .35%           .50%         .20%
Other Expenses
 (after reimbursements)...........................       .45%          .53%        .65%           .40%         .30%
                                                         ---           ---         ---            ---          ---
Total Portfolio
 Operating Expenses (after waivers and
 reimbursements)..................................      1.25%         1.50%       1.00%           .90%         .50%
                                                         ---           ---         ---            ---          ---
                                                         ---           ---         ---            ---          ---



                                                         BEA          BEA          BEA          BEA
                                                    GLOBAL FIXED      HIGH      MUNICIPAL      SHORT
                                                       INCOME        YIELD      BOND FUND    DURATION
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                    -------------   --------   -----------   ---------
Management fees
 (after waivers)**................................       .11%          .50%        .62%         .15%
Other Expenses
 (after reimbursements)...........................       .64%          .30%        .38%         .40%
                                                         ---           ---         ---          ---
Total Portfolio
 Operating Expenses (after waivers and
 reimbursements)..................................       .75%          .80%       1.00%         .55%
                                                         ---           ---         ---          ---
                                                         ---           ---         ---          ---

------------------------
* The operating expenses for the Portfolios are based on actual expenses for the year ended August 31, 1995.

** Management fees are each based on average daily net assets and are calculated daily and paid monthly.

--------------------------------------------------------------------------------
EXAMPLE

    An investor would pay the following expenses on a $1,000 investment in each of the Portfolios, assuming (1) a 5% annual return, and (2) redemption at the end of each time period.


                                                                         ONE     THREE     FIVE       TEN
                                                                         YEAR    YEARS     YEARS     YEARS
                                                                        ------   ------   -------   -------
BEA International Equity Portfolio*...................................  $23      $51      $ 81      $166
BEA Emerging Markets Equity Portfolio**...............................  $31      $64      $100      $200
BEA U.S. Core Equity Portfolio........................................  $10      $32      $ 55      $122
BEA Balanced Portfolio .                                                $ 9      $29       ***       ***
BEA U.S. Core Fixed Income Portfolio..................................  $ 5      $16      $ 28      $ 63
BEA Global Fixed Income Portfolio.....................................  $ 8      $24      $ 42      $ 93
BEA High Yield Portfolio..............................................  $ 8      $26      $ 44      $ 99
BEA Municipal Bond Fund Portfolio.....................................  $10      $32      $ 55      $122
BEA Short Duration Portfolio..........................................  $ 6      $18       ***       ***

------------------------------

*    Reflects a 1.00% redemption fee

**   Reflects a 1.50% redemption fee

***  N/A


    An investor would pay the following expenses on the same investment, assuming no redemption:


                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
BEA International Equity Portfolio..........................  $13     $40     $69    $151
BEA Emerging Markets Equity Portfolio.......................  $15     $47     $82    $179


    The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses After Expense Reimbursements and Waivers" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in each of the Portfolios will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" below.) The expense figures are based upon fees and costs of the Portfolios as of August 31, 1995, except for BEA High Yield Portfolio which has been restated to reflect anticipated fees for the current fiscal year. Actual expenses may be greater or less than such costs and fees. The Fee Table reflects waiver of Management and Administration Fees equal to .01%, .11%, .51%, .24%, .34%, .54%, .08%, .19% and
 .05% for the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield, BEA Municipal Bond Fund and BEA Short Duration Portfolios respectively. However, there can be no assurance that any future waivers of Management and Administration Fees (if any) will not vary from the figures reflected in the Fee Table. To the extent any service providers assume additional expenses of any Portfolio, such assumption of additional expenses will have the effect of lowering a Portfolio's overall expense ratio and increasing its return to investors. Absent fee waivers or reimbursements, estimated expenses for the fiscal year ended August 31, 1995 were as follows:


ANNUAL PORTFOLIO OPERATING EXPENSES BEFORE EXPENSE REIMBURSEMENTS AND WAIVERS


                                                                                                               BEA
                                                                 BEA        BEA                               U.S.
                                                               Inter-     Emerging   BEA U.S.                 Core
                                                              national    Markets      Core        BEA        Fixed
                                                               Equity      Equity     Equity     Balanced    Income
                                                              Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
                                                              ---------   --------   ---------   --------   ---------
Management fees.............................................     .80%       1.00%       .75%        .60%      .375%
Other Expenses..............................................     .46%        .61%       .76%        .54%      .465%
                                                              ---------   --------   ---------   --------   ---------
Total Portfolio Operating Expenses..........................    1.26%       1.61%      1.51%       1.14%       .84%
                                                              ---------   --------   ---------   --------   ---------
                                                              ---------   --------   ---------   --------   ---------



                                                                 BEA                     BEA
                                                               Global        BEA      Municipal     BEA
                                                                Fixed       High        Bond       Short
                                                               Income       Yield       Fund      Duration
                                                              Portfolio   Portfolio   Portfolio   Portfolio
                                                              ---------   ---------   ---------   --------
Management fees.............................................     .50%        .70%        .70%        .15%
Other Expenses..............................................     .79%        .38%        .49%        .45%
                                                              ---------   ---------   ---------   --------
Total Portfolio Operating Expenses..........................    1.29%       1.08%       1.19%        .60%
                                                              ---------   ---------   ---------   --------
                                                              ---------   ---------   ---------   --------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS


    The tables below set forth certain information concerning the investment results of the BEA Classes representing interests in the BEA International Equity, BEA Emerging Markets Equity, BEA High Yield, BEA U.S. Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund Portfolios for each of the periods indicated. The financial data included in this table for each of the periods ended August 31, 1995, August 31, 1994 and August 31, 1993 are a part of the Fund's Financial Statements for each of the above Portfolios which have been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Statement of Additional Information along with the financial statements. The financial data included in this table should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.



                                 THE BEA FAMILY
                               THE RBB FUND, INC.


                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                               BEA INTERNATIONAL EQUITY PORTFOLIO                  BEA EMERGING MARKETS EQUITY PORTFOLIO (E)
                      -----------------------------------------------------  ------------------------------------------------------
                          FOR THE          FOR THE        FOR THE PERIOD         FOR THE          FOR THE         FOR THE PERIOD
                        YEAR ENDED       YEAR ENDED     OCTOBER 1, 1992* TO    YEAR ENDED       YEAR ENDED     FEBRUARY 1, 1993* TO
                      AUGUST 31, 1995  AUGUST 31, 1994    AUGUST 31, 1993    AUGUST 31, 1995  AUGUST 31, 1994    AUGUST 31, 1993
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
Net asset value,
 beginning of
 period..............  $      20.73     $      18.73       $      15.00       $      24.58     $      18.38        $     15.00
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
  Income from
   investment
   operations
    Net investment
     income..........           .06              .05                .04                .02             (.03)               .02
    Net gain (loss)
     on securities
     (both realized
     and
     unrealized).....         (1.75)            2.60               3.69              (5.94)            6.64               3.36
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
    Total from
     investment
     operations......         (1.69)            2.65               3.73              (5.92)            6.61               3.38
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
  Less Distributions
    Dividends from
     net investment
     income..........            --             (.05)                --               (.07)            (.09)                --
    Distributions
     from capital
     gains...........          (.80)            (.60)                --               (.92)            (.32)                --
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
    Total
     distributions...          (.80)            (.65)                --               (.99)            (.41)                --
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
    Net asset value,
     end of period...  $      18.24     $      20.73       $      18.73       $      17.67     $      24.58        $     18.38
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
Total return.........      (8.06%)(d)       14.23%(d)       24.87%(c)(d)        (24.42%)(d)        35.99%(d)       22.53%(c)(d)
Ratio/Supplemental
 Data
    Net assets, end
     of period.......  $773,254,630     $767,189,791       $268,403,524       $128,322,563     $140,675,379        $21,988,062
    Ratio of expenses
     to average net
     assets..........       1.25%(a)         1.25%(a)        1.25%(a)(b)           1.50%(a)         1.50%(a)        1.50%(a)(b)
    Ratio of net
     investment
     income (loss) to
     average net
     assets..........          .35%             .33%             .41%(b)              .02%            (.02%)            .28%(b)
    Portfolio
     turnover rate...           78%             104%             106%(c)               79%              54%              38%(c)


(a) Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA International Equity Portfolio would have been 1.26% and 1.30% for the years ended August 31, 1995 and 1994, respectively, and 1.46% annualized for the period ended August 31, 1993. Without the waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Emerging Markets Equity Portfolio would have been 1.61% and 2.01% for the years ended August 31, 1995 and 1994, respectively, and 3.23% annualized for the period ended August 31, 1993.

(b) Annualized.

(c) Not Annualized.

(d) Redemption fees not reflected in total return.

*   Commencement of operations.

--------------------------------------------------------------------------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.


                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                     BEA U.S. CORE        BEA U.S. CORE FIXED INCOME
                                                    EQUITY PORTFOLIO               PORTFOLIO
                                                  --------------------  -------------------------------
                                                     FOR THE PERIOD        FOR THE      FOR THE PERIOD
                                                   SEPTEMBER 1, 1994*     YEAR ENDED    APRIL 1, 1994*
                                                           TO             AUGUST 31,          TO
                                                    AUGUST 31, 1995          1995       AUGUST 31, 1994
                                                  --------------------  --------------  ---------------
Net asset value, beginning of period............     $        15.00      $      14.77    $       15.00
                                                  --------------------  --------------  ---------------
  Income from investment operations
    Net investment income.......................                .22               .88              .42
    Net gain (loss) on securities (both realized
     and unrealized)............................               2.72               .61             (.40)
                                                  --------------------  --------------  ---------------
    Total from investment operations............               2.94              1.49              .02
                                                  --------------------  --------------  ---------------
  Less Distributions
    Dividends from net investment income........               (.08)             (.84)            (.25)
    Distributions from capital gains............                 --                --               --
                                                  --------------------  --------------  ---------------
    Total distributions.........................               (.08)             (.84)            (.25)
                                                  --------------------  --------------  ---------------
    Net asset value, end of period..............     $        17.86      $      15.42    $       14.77
                                                  --------------------  --------------  ---------------
                                                  --------------------  --------------  ---------------
Total return....................................             19.75%            10.60%          0.17%(c)
Ratio/Supplemental Data
    Net assets, end of period...................     $   31,643,776      $ 99,249,839    $  30,015,818
    Ratio of expenses to average net assets.....            1.00%(a)          0.50%(a)      0.50%(a)(b)
    Ratio of net investment income to average
     net assets.................................              1.59%             6.47%          6.04%(b)
    Portfolio turnover rate.....................               123%              304%           186%(c)


(a) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the BEA U.S. Core Equity Portfolio would have been 1.51% for the year ended August 31, 1995. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Fixed Income Portfolio would have been .84% for the year ended August 31, 1995 and .99% annualized for the period ended August 31, 1994.

(b) Annualized.

(c) Not annualized.

*   Commencement of operations

--------------------------------------------------------------------------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.


                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                       BEA GLOBAL FIXED INCOME
                                              PORTFOLIO                         BEA HIGH YIELD PORTFOLIO (E)
                                   --------------------------------  --------------------------------------------------
                                      FOR THE       FOR THE PERIOD      FOR THE         FOR THE
                                     YEAR ENDED     JUNE 28, 1994*     YEAR ENDED      YEAR ENDED      FOR THE PERIOD
                                     AUGUST 31,           TO           AUGUST 31,      AUGUST 31,    MARCH 31, 1993* TO
                                        1995       AUGUST 31, 1994        1995            1994        AUGUST 31, 1993
                                   --------------  ----------------  --------------  --------------  ------------------
Net asset value, beginning of
 period..........................   $      15.00     $      15.00     $      15.94    $      16.94     $        15.00
                                   --------------  ----------------  --------------  --------------  ------------------
  Income from investment
   operations
    Net investment income........           1.06              .15             1.42            1.20                .52
    Net gains (losses) on
     securities (both realized
     and unrealized).............            .49             (.15)            (.30)           (.77)              1.42
                                   --------------  ----------------  --------------  --------------  ------------------
    Total from investment
     operations..................           1.55               --             1.12            0.43               1.94
                                   --------------  ----------------  --------------  --------------  ------------------
  Less Distributions
    Dividends from net investment
     income......................           (.88)              --            (1.34)          (1.43)                --
    Distributions from capital
     gains.......................             --               --               --              --                 --
                                   --------------  ----------------  --------------  --------------  ------------------
    Total distributions..........           (.88)              --            (1.34)          (1.43)                --
                                   --------------  ----------------  --------------  --------------  ------------------
    Net asset value, end of
     period......................   $      15.67     $      15.00     $      15.72    $      15.94     $        16.94
                                   --------------  ----------------  --------------  --------------  ------------------
                                   --------------  ----------------  --------------  --------------  ------------------
Total return.....................         10.72%          0.00%(c)         7.79%(d)        2.24%(d)       12.93%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period....   $ 19,564,827     $  6,300,360     $153,620,957    $143,517,472     $   98,356,591
    Ratio of expenses to average
     net assets..................        0.75%(a)      0.75%(a)(b)         1.00%(a)        1.00%(a)        1.00%(a)(b)
    Ratio of net investment
     income to average net
     assets......................          7.26%          5.64%(b)           9.37%           7.73%            7.56%(b)
    Portfolio turnover rate......            91%             0%(c)             70%            121%              72%(c)


(a) Without the waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Global Fixed Income Portfolio would have been 1.29% for the year ended August 31, 1995 and 1.92% annualized for the period ended August 31, 1994. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA High Yield Portfolio would have been 1.08% and 1.13% for the years ended August 31, 1995 and 1994, respectively, and 1.17% annualized for the period ended August 31, 1993.
(b) Annualized.
(c) Not annualized.
(d) Redemption fees not reflected in total return.
(e) Formerly BEA Strategic Fund Income Portfolio
*   Commencement of operations

--------------------------------------------------------------------------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.


                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                               BEA MUNICIPAL BOND FUND
                                                                                      PORTFOLIO
                                                                           --------------------------------
                                                                              FOR THE       FOR THE PERIOD
                                                                             YEAR ENDED     JUNE 20, 1994*
                                                                             AUGUST 31,           TO
                                                                                1995       AUGUST 31, 1994
                                                                           --------------  ----------------
Net asset value, beginning of period.....................................   $      15.06    $        15.00
                                                                           --------------  ----------------
  Income from investment operations
    Net investment income................................................            .71               .09
    Net gains (losses) on securities (both realized and unrealized)......            .50              (.03)
                                                                           --------------  ----------------
    Total from investment operations.....................................           1.21              0.06
                                                                           --------------  ----------------
  Less Distributions
    Dividends from net investment income.................................           (.76)               --
    Distributions from capital gains.....................................           (.05)               --
                                                                           --------------  ----------------
    Total distributions..................................................           (.81)               --
                                                                           --------------  ----------------
    Net asset value, end of period.......................................   $      15.46    $        15.06
                                                                           --------------  ----------------
                                                                           --------------  ----------------
Total return.............................................................          8.42%           0.40%(c)
Ratio/Supplemental Data
    Net assets, end of period............................................   $ 48,977,837    $   42,309,936
    Ratio of expenses to average net assets..............................        1.00%(a)       1.00%(a)(b)
    Ratio of net investment income (loss) to average net assets..........          4.76%           3.27%(b)
    Portfolio turnover rate..............................................            25%              9%(c)


(a) Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA Municipal Bond Fund Portfolio would have been 1.19% for the year ended August 31, 1995 and 1.34% annualized for the period ended August 31, 1994.

(b) Annualized.

(c) Not annualized.

*   Commencement of operations

--------------------------------------------------------------------------------

                                    THE FUND

    The Fund is an open-end management investment company that currently operates or proposes to operate seventeen separate investment portfolios. Each of the nine classes of shares offered by this Prospectus represents interests in one of the nine Portfolios. Each Portfolio is non-diversified. The Fund was incorporated in Maryland on February 29, 1988.

    The Portfolios are designed primarily for investors seeking investment of funds held in an institutional, fiduciary, advisory, agency, custodial or other similar capacity, which may include the investment of funds held or managed by broker-dealers, investment counselors, insurance companies, employee benefit plans, colleges, churches, charities, corporations and other institutions. Shares are currently available for purchase by investors who have entered into an investment management agreement with BEA or its affiliates. In addition, Shares may be purchased directly by certain individuals described in "How to Purchase Shares." Institutional investors such as those listed above may purchase Shares for discretionary or non-discretionary accounts maintained by individuals.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). As with other mutual funds, there can be no assurance that any Portfolio will achieve its investment objective. Because of their different investment emphases, each Portfolio should be considered as a vehicle for diversification and not as a balanced investment program. The Statement of Additional Information contains a more detailed description of the various investments and investment techniques used by the Portfolios.

BEA INTERNATIONAL EQUITY PORTFOLIO

    The BEA International Equity Portfolio's investment objective is to seek long-term appreciation of capital. The Portfolio will invest primarily in equity securities of non-U.S. issuers. The Portfolio defines equity securities of non-U.S. issuers as securities of issuers whose principal activities are outside the United States. The Portfolio expects that its investments will be concentrated in Argentina, Australia, Austria, Brazil, Canada, Chile, Colombia, Denmark, England, Finland, France, Germany, Greece, Hong Kong, Hungary, Italy, Japan, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand and Venezuela. The Portfolio may invest in securities of issuers in Emerging Markets, as defined below under "Investment Objectives and Policies -- BEA Emerging Markets Equity Portfolio," but does not expect to invest more than 40% of its total assets in securities of issuers in Emerging Markets. The Portfolio will invest in securities of issuers from at least three countries outside the United States.

    Under normal market conditions, the Portfolio will invest a minimum of 80% of its total assets in equity securities of non-U.S. issuers. Such equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies.

    The Portfolio may invest up to 20% of its total assets in debt securities issued by U.S. or foreign banks, corporations or the following: other business organizations, or by U.S. or foreign governments or governmental entities (including supranational organizations such as the International Bank for Reconstruction and Development (more commonly referred to as the "World Bank"), the Asian Development Bank, the InterAmerican Development Bank and the European Coal and Steel Community), mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls and may lend portfolio securities to broker-dealers or institutional investors. The Portfolio may choose to take advantage of opportunities for capital appreciation from debt securities, by reason of anticipated changes in such factors as interest rates, currency relationships, or credit standing of individual issuers. The Portfolio has no limitation on the maturity or the credit quality of the debt securities in

--------------------------------------------------------------------------------

which it invests, which may include lower-quality, high yielding securities, commonly known as "junk bonds." See "Risk Factors -- Lower-Rated Securities."


    The Portfolio normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.

    In accordance with the above-mentioned investment policies, the Portfolio may also invest in U.S. and foreign government securities, convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls and may lend portfolio securities to broker-dealers or institutional investors. See "Investment Objectives and Policies -- Common Investment Policies" and the Statement of Additional Information.

BEA EMERGING MARKETS EQUITY PORTFOLIO

    The BEA Emerging Markets Equity Portfolio's investment objective is to seek long-term appreciation of capital. The Portfolio will invest primarily in equity securities of issuers in Emerging Markets. As used in this Prospectus, an Emerging Market is any country which is generally considered to be an emerging or developing country by the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations as emerging or developing, at the time of the Portfolio's investment. The countries that will not be considered Emerging Markets include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Switzerland, the United Kingdom and the United States. Under normal market conditions, the Portfolio will invest a minimum of 80% of its total assets in equity securities of issuers in Emerging Markets. The Portfolio will not necessarily seek to diversify investments on a geographical basis or on the basis of the level of economic development of any particular country. The Portfolio will at all times, except during defensive periods, maintain investments in at least three Emerging Markets.

    The Portfolio normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.

    An equity security of an issuer in an Emerging Market is defined as common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies: (i) the principal securities trading market for which is in an Emerging Market; (ii) whose principal trading market is in any country, provided that, alone or on a consolidated basis, they derive 50% or more of their annual revenue from either goods produced, sales made or services performed in Emerging Markets; or (iii) that are organized under the laws of, and with a principal office in, an Emerging Market. Determinations as to eligibility will be made by BEA based on publicly available information and inquiries made to the companies.

    To the extent that the Portfolio's assets are not invested as described above, the remainder of the assets may be invested in (i) debt securities denominated in the currency of an Emerging Market or issued or guaranteed by an Emerging Market company or the government of an Emerging Market, (ii) equity or debt securities of corporate or governmental issuers located in developed countries, and (iii) short-term and medium-term debt securities of the type described below under "Common Investment Policies -- Temporary Investments." Debt securities in (i) or (ii) above may include, without limitation, lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities."

    In accordance with the above-mentioned investment policies, the Portfolio may also invest in convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls and may lend portfolio securities to broker-dealers or institutional investors, as more fully described in "Investment Objectives and Policies -- Common Investment Policies" and the Statement of Additional Information.

--------------------------------------------------------------------------------
BEA U.S. CORE EQUITY PORTFOLIO

    The BEA U.S. Core Equity Portfolio will seek to provide long-term appreciation of capital. The Portfolio will invest primarily in U.S. equity securities. Under normal market conditions, the BEA U.S. Core Equity Portfolio will invest 65% of the value of its total assets in equity securities. Equity securities include common stocks, preferred stocks, and securities which are convertible into common stock and readily marketable securities, such as rights and warrants, which derive their value from common stock. The BEA U.S. Core Equity Portfolio may also purchase without limitation dollar-denominated American Depository Receipts ("ADRs") and similar securities. For defensive purposes, the BEA U.S. Core Equity Portfolio may invest in fixed income securities and in money market instruments.

    The BEA U.S. Core Equity Portfolio normally will not emphasize dividend or interest income in choosing securities, unless BEA believes the income will contribute to the securities' appreciation potential.

BEA BALANCED PORTFOLIO

    The BEA Balanced Portfolio's investment objective is to maximize total return consistent with preservation of capital through both income and capital appreciation.

    The Portfolio will invest in domestic equity and debt securities and cash equivalent instruments. The proportion of the Portfolio's assets to be invested in each type of security will vary from time to time in accordance with BEA's assessment of economic conditions and investment opportunities. The asset allocation strategy is based on the premise that, from time to time, certain asset classes are more attractive long-term investments than others. Timely shifts among equity securities, debt securities and cash equivalent instruments, as determined by their relative over-valuation or under-valuation, should produce superior investment returns over the long term. In general, the Portfolio will not attempt to predict short-term market movements or interest rate changes, focusing instead upon a longer-term outlook. BEA anticipates that under normal market conditions between 35% and 65% of the Portfolio's total assets will be invested in equity securities, and between 35% and 65% will be invested in debt securities.

    The Portfolio will be managed by teams of BEA managers, each dedicated to managing a portion of the Portfolio's assets. The BEA Domestic Equity Management Team will manage the Equity portion of the Portfolio, which will primarily invest in common stocks, preferred stocks, securities which are convertible into common stocks, and rights and warrants which derive their value from common stocks. The BEA Fixed Income Management Team will manage the Fixed-Income portion of the Portfolio, which will invest primarily in domestic fixed-income securities consistent with comparable broad market fixed-income indices, such as the Lehman Brothers Aggregate Bond Index. Debt securities include, without limitation, bonds, debentures, notes, equipment leases and trust certificates, mortgage-related securities, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or by states or municipalities. Under normal market conditions, the Portfolio will seek to maintain an average weighted quality of its debt and convertible securities comparable to the AA rating of S&P. Subject to this condition, the Portfolio may invest in lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities." For more information on the Management Teams, see "Management -- Investment Adviser."

    Under normal market conditions, at least 35% of the Portfolio's total assets will be invested in fixed-income securities and at least 35% will be invested in equity securities. The actual percentage of assets invested in equity and fixed-income securities will vary from time to time in accordance with BEA's analysis of economic conditions and the underlying values of securities.

BEA U.S. CORE FIXED INCOME PORTFOLIO

    The BEA U.S. Core Fixed Income Portfolio will seek to provide high total return. The Portfolio will invest at least 65% of the value of its total assets in domestic fixed income securities consistent with comparable broad market fixed-income indices, such as the Lehman Brothers Aggregate Bond Index. Debt securities may include, without limitation, bonds, debentures, notes, equipment lease and trust certificates, mortgage-related securities, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The BEA U.S.

--------------------------------------------------------------------------------
Core Fixed Income Portfolio may invest up to 35% of the value of its total assets in debt securities of foreign issuers. With respect to 35% of the Portfolio's total assets, the Portfolio may also invest in other securities including but not limited to equity and equity-related securities. Under normal market conditions, the Portfolio will seek to maintain an average weighted quality comparable to the AA rating of Standard & Poor's Corporation ("S&P"). Subject to this condition, however, the Portfolio may invest in lower-rated debt securities (commonly known as "junk bonds"). See "Risk Factors -- Lower-Rated Securities." The Adviser estimates that the average weighted maturity of the Portfolio will range between 5 and 15 years.

    Depending upon prevailing market conditions, the BEA U.S. Core Fixed Income Portfolio may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. An increase in interest rates will generally reduce the value of the fixed income investments in the Portfolio and a decline in interest rates will generally increase the value of those investments.

BEA GLOBAL FIXED INCOME PORTFOLIO

    The BEA Global Fixed Income Portfolio will seek to provide high total return. The Portfolio will invest 65% of the value of its total assets in fixed income securities issued by foreign and domestic corporations, governments and agencies. Under normal market conditions, the Portfolio will seek to maintain an average weighted quality comparable to the four highest bond ratings of S&P (i.e., BBB or better, commonly referred to as "investment grade"). The Portfolio may invest in fixed income securities which may have equity characteristics, such as convertible bonds. The BEA Global Fixed Income Portfolio will not limit its investments in securities rated below investment grade by recognized rating agencies or in comparable unrated securities (such lower-rated securities are commonly referred to as "junk bonds"). The portion of the Portfolio's assets invested in various countries will vary from time to time depending on BEA's assessment of market opportunities. There is no limit on investments in any region, country or currency, although the BEA Global Fixed Income Portfolio will normally invest in at least three different countries.

    In addition to fixed income securities issued by foreign and domestic corporations, the BEA Global Fixed Income Portfolio may also invest in foreign government securities ("sovereign bonds"), U.S. government securities including government agencies' securities, debt obligations of supranational entities, Brady Bonds, loan participations and assignments, convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls, and the BEA Global Fixed Income Portfolio may lend portfolio securities to broker-dealers or institutional investors. For defensive purposes the Portfolio may invest up to 100% of its assets in U.S. government securities, including government agencies' securities and Temporary Investments (as described below). See "Common Investment Policies -- All Portfolios" and "Common Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these and other investment policies and strategies.


BEA HIGH YIELD PORTFOLIO



    BEA High Yield Portfolio seeks to provide high total return. The Portfolio will invest primarily in high yield fixed income securities (commonly known as "junk bonds") issued by corporations, governments and agencies, both U.S. and foreign. Under normal market conditions, the Portfolio will invest a minimum of 65% of its total assets in such high yield fixed income securities, with the remainder invested in fixed income securities which may have equity characteristics, such as convertible bonds. The Portfolio is not limited in the extent to which it can invest in junk bonds (i.e., securities rated below investment grade by recognized rating agencies or in comparable unrated securities). See "Risk Factors -- Lower-Rated Securities." The portion of the Portfolio's assets invested in various countries will vary from time to time depending on BEA's assessment of market opportunities.


    The value of the securities held by the Portfolio, and thus the net asset value of the shares of

--------------------------------------------------------------------------------
the Portfolio, generally will vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt or other fixed income security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time such a security was purchased, such security, if sold, might be sold at a price greater than its cost. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. Thus, if creditworthiness is enhanced, the price may rise. Conversely, if creditworthiness declines, the price may decline. The Portfolio is not restricted to any maximum or minimum time to maturity in purchasing portfolio securities, and the average maturity of the Portfolio's assets will vary based upon BEA's assessment of economic and market conditions.


    In addition to high yield fixed income securities issued by U.S. and foreign corporations, the Portfolio may also invest in U.S. government securities, foreign government securities ("sovereign bonds"), debt obligations of supranational entities, Brady Bonds, loan participations and assignments, convertible securities, mortgage-backed securities, asset-backed securities, zero-coupon securities, when-issued securities, repurchase and reverse repurchase agreements and dollar rolls, and the Portfolio may lend portfolio securities to broker-dealers or institutional investors. See "Common Investment Policies -- All Portfolios" and "Common Investment Objectives and Policies" in the Statement of Additional Information for a discussion of these and other investment policies and strategies.


BEA MUNICIPAL BOND FUND PORTFOLIO

    The BEA Municipal Bond Fund Portfolio seeks to provide high total return. The Portfolio will invest at least 65% of the value of its total assets in fixed income securities issued by state and local governments ("Municipal Obligations"), although the BEA Municipal Bond Fund Portfolio may invest its assets without limitation in securities of below investment-grade quality. The BEA Municipal Bond Fund Portfolio may invest up to 40% of its assets in municipal obligations the interest on which constitutes an item of tax preference for purposes of the Federal alternative minimum tax ("Alterative Minimum Tax Securities").

    The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

    Purchasable Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered municipal obligations.

    Also included within the general category of Municipal Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years

--------------------------------------------------------------------------------
unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet as marketable as more conventional securities. Moreover, certain investments in lease obligations may be illiquid and subject to the investment limitations described below.

BEA SHORT DURATION PORTFOLIO

    The Short Duration Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Adviser will seek to maintain a duration of approximately one year, but may vary the Portfolio's duration depending upon market conditions. Under normal circumstances, the dollar-weighted average life of the Portfolio's investment securities will be longer than six months and less than three years. The Portfolio's duration, under normal circumstances, will not exceed 1.5 years. Since the Portfolio ordinarily will invest in securities with longer maturities than those found in money market funds, its total return is expected to be higher and fluctuations in its net asset value are expected to be greater. Unlike money market funds, however, the Portfolio does not seek to maintain a stable net asset value and may not be able to return dollar-for-dollar the money invested. Moreover, there can be no assurance that the Portfolio's investment objective will be achieved.

    The Short Duration Portfolio will invest primarily in U.S. Dollar and foreign currency denominated debt securities and securities with debt-like characteristics (e.g., bearing interest or having a stated principal), such as bonds, debentures, notes, mortgage-related securities (including stripped mortgage-backed securities), asset-backed securities, municipal obligations and convertible debt obligations of domestic and foreign issuers throughout the world, including supranational entities. These securities also include money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade corporate bonds, participation interests and other short-term debt instruments, and repurchase agreements. The Portfolio also may purchase shares of other investment companies that invest in these securities to the extent permitted under the 1940 Act. The Adviser will endeavor to hedge foreign currency denominated debt using various investment techniques in an effort to minimize fluctuations in the Portfolio's net asset value resulting from fluctuations in currency exchange rates relative to the U.S. dollar.

    The maturity of any single instrument held by the Portfolio is not limited. The duration of the Portfolio, however, under normal circumstances, will not exceed 1.5 years. The Adviser will seek to maintain a duration of approximately one year, but may vary the Portfolio's duration depending upon market conditions. As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Portfolio, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration. Since the Portfolio ordinarily will invest in securities with longer maturities than those found in money

--------------------------------------------------------------------------------
market funds, its total return is expected to be higher and fluctuations in its net asset value are expected to be greater.

    The average dollar-weighted credit rating of the securities held by the Portfolio will be at least the equivalent of A- by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff"). To attempt to further limit risk, each security in which the Portfolio invests must be rated at least Baa by Moody's or BBB by S&P, Fitch or Duff or, if unrated, deemed to be of comparable quality by the Adviser. Debt securities in the lowest investment grade debt category (e.g., bonds rated BBB by S&P or Baa by Moody's) may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the securities purchased and their credit rating without reference to rating subcategories. Subject to the average dollar-weighted portfolio credit rating condition, the Fund may retain a debt security which was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. Such lower-rated debt securities are commonly referred to as "junk bonds." See "Risk Factors -- Lower-Rated Securities."

    The Short Duration Portfolio may engage in currency exchange transactions to attempt to protect against uncertainty in the level of future exchange rates. In addition, the Portfolio may utilize various other investment techniques and practices, such as options and futures transactions, buying and selling interest rate and currency swaps, caps, floors and collars, and short sales to further hedge against the overall risk to the Portfolio. The Portfolio also may engage in leveraging, lending portfolio securities, purchasing securities on a when-issued or forward commitment basis and purchasing illiquid securities.

    For a more detailed description of the investment policies of each Portfolio, see "Common Investment Policies -- All Portfolios" below and "Common Investment Policies" in the Statement of Additional Information.

COMMON INVESTMENT POLICIES -- ALL PORTFOLIOS

    This section describes certain investment policies that are common to each Portfolio. These policies are described in more detail in the Statement of Additional Information.

    TEMPORARY INVESTMENTS. For temporary purposes or during periods in which BEA believes changes in economic, financial or political conditions make it advisable, each Portfolio may reduce its holdings in equity and other securities and invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. The short-term and medium-term debt securities in which a Portfolio may invest consist of: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency;
(c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

    BORROWING. A Portfolio may borrow up to 33 1/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow only for temporary or emergency purposes, or to engage in reverse repurchase agreements or dollar roll transactions. See Statement of Additional Information, "Common Investment Policies -- All Portfolios -- Reverse Repurchase Agreements" and "-- Borrowing."

    ILLIQUID SECURITIES. Each Portfolio may invest in illiquid securities up to 10% of its net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities.

--------------------------------------------------------------------------------

Such securities may include, among other things, loan participations and assignments, options purchased in the over-the-counter markets, repurchase agreements maturing in more than seven days, structured notes and restricted securities other than Rule 144A securities that BEA has determined are liquid pursuant to guidelines established by the Fund's Board of Directors. Because of the absence of any liquid trading market currently for these investments, a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. BEA will monitor the liquidity of restricted securities in each Portfolio's portfolio and report periodically on such decisions to the Board of Directors of the Fund. Where there are no readily available market quotations, the security shall be valued a fair value as determined in good faith by the Board of Directors of the Fund. The Board has adopted a policy that the Portfolios will not purchase private placements (i.e. restricted securities other than Rule 144A securities). A Portfolio will not invest more than 50% of its total assets in (a) securities of issuers which are restricted as to disposition, including Rule 144A securities, combined with (b) securities of unseasoned issuers (see below). See Statement of Additional Information, "Common Investment Policies -- All Portfolios -- Illiquid Securities" and "Common Investment Objectives and Policies -- Structured Notes."


    SECURITIES OF UNSEASONED ISSUERS. Each Portfolio will not invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of such Portfolio's net assets. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

    REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase debt securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("Repurchase Agreements"). Repurchase Agreements are in substance loans. Default by or bankruptcy of a seller would expose a Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations.

    CASH EQUIVALENTS. Each Portfolio may invest without limitation in short-term, interest-bearing instruments or deposits of United States and foreign issuers for temporary or defensive purposes to maintain liquidity or pending investment. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts.

    WHEN-ISSUED PURCHASERS AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Portfolio to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. A Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. Each Portfolio does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

    REVERSE REPURCHASE  AGREEMENTS.    Each Portfolio  may  enter  into  reverse
repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price of the securities a Portfolio is obligated to repurchase. Each Portfolio may also enter into "dollar rolls," in which

--------------------------------------------------------------------------------
it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a portfolio would forego principal and interest paid on such securities. Reverse repurchase agreements and dollar rolls are considered to be borrowings by a Portfolio under the 1940 Act.

    SECURITIES LENDING. To increase income on its investments, a Portfolio may lend its portfolio securities with an aggregate value of up to 30% of its total assets to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which is deemed creditworthy by the Adviser. Default by or bankruptcy of a borrower would expose the Portfolios to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    INVESTMENT COMPANIES. Each Portfolio may invest in securities issued by other investment companies within the limit prescribed by the 1940 Act. Each Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made, (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Portfolio or by the Fund as a whole. As a shareholder of another investment company, each Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.


    PORTFOLIO  TURNOVER.    BEA  will  effect  portfolio  transactions  in  each
Portfolio without regard to holding period, if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. As a result of each Portfolio's investment policies, each Portfolio may engage in a substantial number of portfolio transactions. The BEA Short Duration Portfolio anticipates that its annual portfolio turnover rate should not exceed 500% under normal conditions, the BEA International Equity, BEA Emerging Markets Equity, and BEA High Yield Portfolios anticipate that their annual portfolio turnover rate should not exceed 150% under normal conditions, and the BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund anticipate that their annual portfolio turnover rate should not exceed 100% under normal conditions. The BEA Balanced Portfolio anticipates that, under normal conditions, the annual portfolio turnover rate for the equity portion should not exceed 100%, and the annual portfolio turnover rate for the fixed income portion should not exceed 100%. However, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Portfolio during the year. The anticipated portfolio turnover rate for each Portfolio is greater than that of many other investment companies. A higher than normal portfolio turnover rate may affect the degree to which a Portfolio's net asset value fluctuates. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See Statement of Additional Information, "Portfolio Transactions" and "Taxes."


    PORTFOLIO TRANSACTIONS. Portfolio transactions for the Portfolios may be effected on domestic or foreign securities exchanges. In transactions for securities not actively traded on a domestic or foreign securities exchange, a Portfolio will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and

--------------------------------------------------------------------------------
execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions. Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options. The Portfolios have no obligation to deal with any broker in the execution of transactions in portfolio securities. The Portfolios may use affiliates of Credit Suisse in connection with the purchase or sale of securities in accordance with rules or exemptive orders adopted by the Securities and Exchange Commission (the "SEC") when BEA believes that the charge for the transaction does not exceed usual and customary levels.

    The Portfolios have the benefit of an exemptive order issued by the SEC under the 1940 Act authorizing the Portfolios and other investment companies advised by BEA to acquire jointly securities issued in private placements, subject to the terms and conditions of the order. The Board of the Fund has adopted a policy that the Portfolios will not purchase private placements (i.e. restricted securities other than Rule 144A securities).

    The Statement of Additional Information contains additional investment policies and strategies that are common to Portfolios.


COMMON INVESTMENT POLICIES -- BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA U.S. CORE EQUITY, BEA BALANCED, BEA U.S. CORE FIXED INCOME, BEA GLOBAL FIXED INCOME, BEA HIGH YIELD, AND BEA SHORT DURATION PORTFOLIOS



    INVESTMENT CONTROLS. In certain countries that currently prohibit direct foreign investment in the securities of their companies, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. The BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Short Duration Portfolios may invest in these investment funds and registered investment companies subject to the provisions of the 1940 Act. If these Portfolios invest in such investment companies, they will each bear their proportionate share of the costs incurred by such companies, including investment advisory fees.



    CURRENCY HEDGING. BEA may seek to hedge against a decline in value of a Portfolio's non-dollar denominated portfolio securities resulting from currency devaluations or fluctuations. Unless the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Short Duration Portfolios engage in currency hedging transactions, they will be subject to the risk of changes in relation to the U.S. dollar of the value of the foreign currencies in which their assets are denominated. These Portfolios may also seek to protect, during the period prior to its remittance, the value of the amount of interest, dividends and net realized capital gains received or to be received in a local currency that it intends to remit out of a foreign country by investing in high-quality short-term U.S. dollar-denominated debt securities of such country and/or participating in the forward currency market for the purchase of U.S. dollars in the country. There can be no guarantee that suitable U.S. dollar-denominated investments will be available at the time BEA wishes to use them to hedge amounts to be remitted. Moreover, investors should be aware that dollar-denominated securities may not be available in some or all foreign countries, that the forward currency market for the purchase of U.S. dollars in many foreign countries is not highly developed and that in certain countries no forward market for foreign currencies currently exists or that such market may be closed to investment by a Portfolio. The Portfolios may also use currency options or futures for purposes of currency hedging (see below).



    OPTIONS AND FUTURES CONTRACTS. The BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Short Duration Portfolios may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in

--------------------------------------------------------------------------------

this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. These Portfolios may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes (including currency hedging) or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into. However, these Portfolios may not write put options or purchase or sell futures contracts or options on futures contracts to hedge more than its total assets unless immediately after any such transaction the aggregate amount of premiums paid for put options and the amount of margin deposits on its existing futures positions do not exceed 5% of its total assets.


    Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.


    These Portfolios will engage in unlisted over-the-counter options only with broker/dealers deemed creditworthy by the Adviser. Closing transactions in certain options are usually effected directly with the same broker/dealer that effected the original option transaction. These Portfolios bear the risk that the broker/dealer will fail to meet its obligations. There is no assurance that each of these Portfolios will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.



    To enter into a futures contract, these Portfolios must make a deposit of initial margin with its custodian in a segregated account in the name of its futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.



    The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a portfolio's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by these Portfolios is subject to the Adviser's ability to correctly predict movements in the direction of the market. For example, if a Portfolio uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, such Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess

--------------------------------------------------------------------------------
of the amount invested in the contract. For a further discussion see "Investment Policies" in the Statement of Additional Information.


SUPPLEMENTAL INVESTMENT POLICIES -- BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA BALANCED, BEA U.S. CORE FIXED INCOME, BEA GLOBAL FIXED INCOME PORTFOLIO, BEA HIGH YIELD AND BEA SHORT DURATION PORTFOLIOS



    MORTGAGE-RELATED PASS-THROUGHS AND DERIVATIVES. The BEA International Equity, BEA Emerging Markets Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Short Duration Portfolios may invest in mortgage-related securities. Purchasable mortgage-related securities are represented by pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial investment banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If these Portfolios purchase a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates mortgages underlying securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by an unscheduled prepayment on underlying mortgages and, therefore, it is not possible to predict accurately the security's return to these Portfolios. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return these Portfolios will receive when these amounts are reinvested.


    Mortgaged-related securities acquired by these Portfolios may include collateralized mortgage obligations ("CMOs") issued by FNMA, FHLMC or other U.S. Government agencies or instrumentalities, as well as by private issuers. These securities may be considered mortgage derivatives. CMOs provide an investor with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-related securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Coupons can be fixed or variable. If variable, they can move with or in the reverse direction of interest rates. The coupon changes could be a multiple of the actual rate change and there may be limitations on what the coupon can be. Cash flows of pools can also be divided into a principal only class and an interest only class. In this case the principal only class ("PO") will only receive principal cash flows from the pool. All interest cash flows go to the interest only class. The relative payment rights of the various CMO classes may be structured in many ways either sequentially, or by other rules of priority. Generally, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay," i.e. payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgaged-related obligations.


    ASSET-BACKED SECURITIES. The BEA International Equity, BEA Emerging Markets Equity, BEA Balanced, BEA U.S. Core Fixed Income, BEA High Yield, BEA Global Fixed Income and BEA Short Duration Portfolios may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of such instruments as motor vehicle installment purchase obligations, credit card receivables and home equity loans.

--------------------------------------------------------------------------------
These Portfolios may also invest in other types of asset-backed securities that may be available in the future. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above.

    Asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor which may be difficult or impracticable in some cases. Asset-backed securities are considered an industry for industry concentration purposes, and the Portfolios will therefore not purchase any asset-backed securities which would cause 25% or more of a Portfolio's total assets at the time of purchase to be invested in asset-backed securities. See "Investment Limitations."

SUPPLEMENTAL INVESTMENT POLICIES -- BEA MUNICIPAL BOND FUND PORTFOLIO

    TAX-EXEMPT DERIVATIVES AND OTHER MUNICIPAL OBLIGATIONS. The BEA Municipal Bond Fund Portfolio may invest in tax-exempt derivative securities relating to Municipal Obligations, including tender option bonds, participations, beneficial interests in trusts and partnership interests. A typical tax-exempt derivative security involves the purchase of an interest in a pool of Municipal Obligations which interest includes a tender option, demand or other feature, allowing the Portfolio to tender the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. A participation interest gives the Portfolio an undivided interest in a Municipal Obligation in the proportion the Portfolio's participation bears to the total principal amount of the Municipal Obligation, and typically provides for a repurchase feature for all or any part of the full principal amount of the participation interest, plus accrued interest. Trusts and partnerships are typically used to convert long-term fixed rate high quality bonds of a single state or municipal issuer into variable or floating rate demand instruments.

    Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Funds from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Fund and its investment adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Obligations, the creation of any tax-exempt derivative securities, or the basis for such opinions.

    During normal market conditions, up to 20% of the BEA Municipal Bond Fund Portfolio's net assets may be invested in securities which are not Municipal Obligations; at least 80% of the BEA Municipal Bond Fund Portfolio's net assets will be invested in Municipal Obligations the interest on which is exempt from regular Federal income tax. During temporary defensive periods, the BEA Municipal Bond Fund Portfolio may invest without limitation in obligations which are not Municipal Obligations and may hold without limitation uninvested cash reserves. Such securities may include, without limitation, bonds, notes, variable rate demand notes and commercial paper, provided such securities are rated within the relevant categories, applicable to Municipal Obligations set forth above, or if unrated, are of comparable quality as determined by the Adviser, and may also include, without limitation, other debt obligations, such as bank obligations. The BEA Municipal Bond Fund Portfolio may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the BEA Municipal Bond Fund Portfolio's option specified Municipal Obligations at a specified

--------------------------------------------------------------------------------
price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the Municipal Obligation to which such commitment relates. The BEA Municipal Bond Fund Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

    The Tax Reform Act of 1986 substantially revised provisions of prior law affecting the issuance and use of proceeds of certain Municipal Obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds issued after August 15, 1986 is tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. In addition, interest on certain private activity bonds issued after August 7, 1986 that is received by taxpayers subject to alternative minimum tax is taxable. The Act has generally not changed the tax treatment of bonds issued to finance governmental operations. As used in this Prospectus, the term "private activity bonds" also includes industrial development revenue bonds issued prior to the effective date of the provisions of the Tax Reform Act of 1986. Investors should also be aware of the possibility of state and local alternative minimum or minimum income tax liability on interest from Alternative Minimum Tax Securities.

    Although the BEA Municipal Bond Fund Portfolio may invest 25% or more of its net assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, and may invest up to 40% of its total assets in private activity bonds when added together with any taxable investments held by the BEA Municipal Bond Fund Portfolio, they do not presently intend to do so unless in the opinion of the Adviser the investment is warranted. To the extent the BEA Municipal Bond Fund Portfolio's assets are invested in Municipal Obligations payable from the revenues of similar projects or are invested in private activity bonds, the BEA Municipal Bond Fund Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested. The amount of information regarding the financial condition of issuers of Municipal Obligations may not be as extensive as that which is made available by public corporations and the secondary market for Municipal Obligations may be less liquid than that for taxable fixed-income securities. Accordingly, the ability of the BEA Municipal Bond Fund Portfolio to buy and sell tax-exempt securities may, at any particular time and with respect to any particular securities, be limited.

SUPPLEMENTAL INVESTMENT POLICIES -- BEA SHORT DURATION PORTFOLIO

    INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. The Short Duration Portfolio may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio also may enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed-rate payments). The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the seller of such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments on a notional principal amount from the seller of such interest rate floor. A collar has aspects of both a cap and a floor.

    The Short Duration Portfolio may enter into these transactions on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis. In so doing, the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of

--------------------------------------------------------------------------------
the two payments. The net amount of the excess, if any, of the Short Duration Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's Custodian. If the Portfolio enters into an interest rate swap other than on a net basis, the Portfolio would maintain a segregated account in the full amount accrued on a daily basis of the Portfolio's obligations with respect to the swap. The Portfolio will enter into swap, cap or floor transactions with its Custodian, and with other counterparties, but only if: (i) for transactions with maturities under one year, such other counterparty has outstanding short-term paper rated at least A-1 by S&P, Prime-1 by Moody's, F-1 by Fitch or Duff-1 by Duff, or (ii) for transactions with maturities greater than one year, the counterparty has outstanding debt securities rated at least Aa by Moody's or AA by S&P, Fitch or Duff. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Portfolio sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or high-quality liquid debt securities having an aggregate net asset value at least equal to the full amount accrued on a daily basis, of the Portfolio's obligations with respect to any caps or floors.

    The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Portfolio would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive. The Portfolio may purchase and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

    PORTFOLIO TURNOVER. Using certain investment techniques may produce higher than normal portfolio turnover and may affect the degree to which the Short Duration Portfolio's net asset value fluctuates. Higher portfolio turnover rates (100% annually or more) are likely to result in comparatively greater brokerage commissions. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. Under normal market conditions, the Portfolio's turnover rate generally will not exceed 500%.

                             INVESTMENT LIMITATIONS

    Each Portfolio is subject to the following fundamental investment limitations, which may not be changed with respect to a Portfolio except upon the affirmative vote of the holders of a majority of that Portfolio's outstanding Shares. Each Portfolio may not:

        1. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the

--------------------------------------------------------------------------------
    District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

        2. Borrow money or issue senior securities, except that each Portfolio may borrow from institutions and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. Each Portfolio will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

    If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's portfolio securities will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment restrictions stated above must be reduced to meet such restrictions within the period required by the 1940 Act (currently three days).

    In order to permit the sale of a Portfolio's shares in certain states, the Fund may make commitments more restrictive than the investment policies and limitations described in this Prospectus. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it will revoke the commitment by terminating sales of its shares in the state involved.

                                  RISK FACTORS

    FOREIGN SECURITIES.    Investing  in  the  securities  of  non-U.S.  issuers
involves opportunities and risks that are different from investing in the securities of U.S. issuers. The risks associated with investing in securities of non-U.S. issuers are generally heightened for investments in securities of issuers in Emerging Markets.

    Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolios may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars, the value of the Portfolios' assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in exchange rates. In addition, investors should realize that the value of the Portfolios' investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations in those foreign nations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolios' operations. Furthermore, the economies of individual foreign nations may differ from that of the United States, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Any foreign investments made by the Portfolios must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

    In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. The Portfolios' foreign investments may

--------------------------------------------------------------------------------
be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. Expenses relating to foreign investments are higher than those relating to domestic securities. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

    POLITICAL, ECONOMIC AND MARKET FACTORS. Investments in foreign securities involve risks relating to political and economic developments abroad, as well as those that result from the differences between the regulations to which U.S. and foreign issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of a Portfolio's assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Securities of many foreign issuers may be less liquid, and their prices may be more volatile, than those of securities of comparable U.S. issuers. Brokerage commissions, custodial services and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign securities markets than there is in the United States.

    In addition, substantial limitations may exist in certain countries with respect to BEA Global Fixed Income Portfolio's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. BEA Global Fixed Income Portfolio could be adversely affected by delays in, or a refusal to grant, any required government approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

    REPORTING STANDARDS. Most of the foreign securities held by the BEA Global Fixed Income Portfolio will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will be less publicly available information concerning foreign issuers of securities held by the Portfolio than will be available concerning U.S. companies. Foreign companies, and in particular, companies in emerging markets, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

    EXCHANGE RATE FLUCTUATIONS. Because foreign securities ordinarily will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect all of the Portfolios' net asset value, the value of interest and dividends earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the Portfolios. If the value of a foreign currency rises against the U.S. dollar, the value of a Portfolio's assets denominated in that currency will increase; conversely, if the value of a foreign currency declines against the U.S. dollar, the value of a Portfolio's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

    LOWER-RATED SECURITIES. The widespread expansion of government, consumer and corporate debt within the economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. Because lower-rated debt securities involve issuers with weaker credit fundamentals (such as debt-to-equity ratios, interest charge coverage, earnings history and the like), an economic downturn, or increases in interest rates, could severely disrupt the market for lower-rated debt securities and adversely affect the value of outstanding debt securities and the ability of the issuers to repay principal and interest.

--------------------------------------------------------------------------------

    Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. The markets for and prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a debt security owned by a Portfolio defaulted, the Portfolio could incur additional expenses in seeking recovery with no guaranty of recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and a Portfolio's net asset value. Lower-rated debt securities also present risks based on payment expectations. For example, lower-rated debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower-rated debt security's value will decrease in a rising interest rate market, as will the value of a Portfolio's assets. If a Portfolio experiences unexpected net redemptions, this may force it to sell its lower-rated debt securities, without regard to their investment merits, thereby decreasing the asset base upon which a Portfolio's expenses can be spread and possibly reducing a Portfolio's rate of return.

    In addition, to the extent that there is no established retail secondary market, there may be thin trading of lower-rated debt securities, and this may have an impact on both BEA's ability to value accurately lower-rated debt securities and the Portfolio's assets, as judgment plays a greater role when reliable objective data are unavailable, and to dispose of the debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated debt securities, especially in a thinly traded market.

    Current laws may have an impact on the market for lower-rated debt securities. The Financial Institutions Reform, Recovery and Enforcement Act of 1989 required federally insured savings associations to divest substantially all their holdings of lower-rated debt securities by July 1, 1994 and prohibits such savings associations from acquiring lower-rated debt securities, except through certain qualified affiliates.

    Lower-rated debt securities may include zero coupon securities or pay-in-kind securities. A zero coupon security bears no interest but is issued at a discount from its value at maturity. When held to maturity, its entire return equals the difference between its issue price and its maturity value. Pay-in-kind securities typically do not provide for cash interest payments but instead provide for the issuance of additional debt securities of the issuer in the face amount of the interest payment amount due in lieu of a cash payment. The market prices of both of these securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

    There are also special considerations associated with investing in lower-rated debt securities structured as zero coupon or pay-in-kind securities. For example, a Portfolio must include the interest ("original issue discount") on these securities in determining the amount of its required distributions to shareholders for federal income tax and federal excise tax purposes, even though it receives no cash interest until the security's maturity or payment date. Therefore, in order to satisfy these distribution requirements, a Portfolio may have to sell some of its assets, without regard to their investment merit, to obtain cash to distribute to shareholders. These actions may occur under disadvantageous circumstances and are likely to reduce a Portfolio's assets and may thereby increase its expense ratio and decrease its rate of return. For additional information concerning these tax considerations, see "Taxes" in the Statement of Additional Information. From time to time, a

--------------------------------------------------------------------------------
Portfolio may also purchase securities not paying interest at the time acquired if, in the opinion of the Portfolio's Adviser, such securities have the potential for future income or capital appreciation.

    Finally, there are risks involved in applying credit ratings as a method for evaluating lower-rated debt securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower-rated debt securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, BEA will monitor the issuers of lower-rated debt securities in a Portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity so the Portfolio can meet redemption requests. BEA will not necessarily dispose of a portfolio security when its ratings have been changed.

    FIXED INCOME SECURITIES. The value of the securities held by a Portfolio, and thus the net asset value of the shares of a Portfolio, generally will vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt or other fixed income security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time such a security was purchased, such security, if sold, might be sold at a price greater than its cost. Also, the value of such securities may be affected by changes in real or perceived creditworthiness of the issuers. Thus, if creditworthiness is enhanced, the price may rise. Conversely, if creditworthiness declines, the price may decline. A Portfolio is not restricted to any maximum or minimum time to maturity in purchasing portfolio securities, and the average maturity of the Portfolio's assets will vary based upon BEA's assessment of economic and market conditions.

                                   MANAGEMENT

BOARD OF DIRECTORS

    The business and affairs of the Fund and each investment portfolio are managed under the direction of the Fund's Board of Directors.

INVESTMENT ADVISER

    BEA serves as the investment adviser for each of the Portfolios pursuant to investment advisory agreements (the "Advisory Agreements"). BEA is a general partnership organized under the laws of the State of New York and, together with its predecessor firms, has been engaged in the investment advisory business for over 50 years. BEA's principal offices are located at One Citicorp Center, 153 East 53rd Street, New York, New York 10022. Credit Suisse Capital Corporation ("CS Capital") is an 80% partner and Basic Appraisals, Inc. is a 20% partner in BEA. CS Capital is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is a wholly-owned subsidiary of Credit Suisse, the second largest Swiss bank, which in turn is a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic Appraisals, Inc. BEA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.


    BEA is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1995, BEA managed approximately $28.5 billion in assets.



    As an investment adviser, BEA emphasizes a global investment strategy. BEA currently acts as investment adviser for sixteen investment companies registered under the Investment Company Act. They are: Alpha Government Securities
Portfolio,  BEA  Strategic  Income  Fund,  Inc.,  BEA  Income  Fund,  Inc.,  BEA
Investment Funds, Inc. -- Institutional Government Fund, BEA Short Duration Portfolio, The Brazilian Equity Fund, Inc., The Chile Fund, Inc., The Emerging Markets Infrastructure Fund, Inc., The Emerging Markets Telecommunications Fund, Inc., The First Israel Fund, Inc., The Indonesia Fund, Inc., The Latin America Equity Fund, Inc., The Latin America Investment Fund, Inc., The Portugal Fund, Inc., Touchstone International Equity Fund and Touchstone Variable Annuity International Equity Portfolio. In addition, BEA acts as sub-adviser to certain portfolios of four other registered investment companies: Frank Russell Investment

--------------------------------------------------------------------------------

Company (Fixed Income III Fund and Multistrategy Bond Fund), Connecticut Mutual Financial Services Series Fund I, Inc. (LifeSpan Balanced Portfolio, LifeSpan Capital Appreciation Portfolio and LifeSpan Diversified Income Portfolio), Connecticut Mutual Investment Accounts, Inc. (LifeSpan Balanced Account, LifeSpan Capital Appreciation Account and LifeSpan Diversified Income Account), SEI Institutional Managed Trust (High Yield Bond Portfolio) and WNL Series Trust (BEA Growth and Income Fund). BEA also acts as investment adviser for thirty-five offshore funds, eighteen of which are equity funds and seventeen of which are debt funds.


    BEA has sole investment discretion for the Portfolios and will make all decisions affecting assets of each Portfolio under the supervision of the Fund's Board of Directors and in accordance with the Portfolio's stated policies. BEA will select investments for each of the Portfolios and will place purchase and sale orders on behalf of each of the Portfolios. BEA is also responsible for providing to the Portfolios' and the Fund's service providers prompt and accurate data with respect to the Portfolios' transactions and the valuation of portfolio securities.


    The day-to-day portfolio management of BEA International Equity and BEA Emerging Markets Equity Portfolios is the responsibility of the BEA International Equities Management Team. The Team consists of the following investment professionals: Emilio Bassini (Executive Director), Stephen M. Swift (Managing Director), Steven D. Bleiberg (Senior Vice President), Richard Watt (Senior Vice President), William P. Sterling (Managing Director), Ian Borsook (Vice President), and Stephen R. Waite (Vice President). Mr. Bassini has been engaged as an investment professional with BEA for more than five years. Mr. Swift joined BEA in 1995, prior to which he spent three years at Credit Suisse Asset Management in London, where he was Head of Global Equities and portfolio manager for the CS Tiger Fund. For the previous 15 years he was with Wardley Investment Services, a Hong Kong-based subsidiary of the Hong Kong and Shanghai Bank. Mr. Bleiberg rejoined BEA in 1991 after spending two years as a portfolio manager at Matrix Capital Management, prior to which he spent five years at BEA in the equity research department. Mr. Watt joined BEA in 1995, prior to which he was head of emerging markets investments and research at Gartmore Investment Limited in London. Prior to 1992, he was a director of Kleinwort Benson International Investment in London and was a portfolio manager with Lorithan Regional Council, a public pension plan sponsor in Scotland. Mr. Sterling joined BEA in 1995, prior to which he was head of International Economics at Merrill Lynch & Company. Mr. Borsook joined BEA in 1995, prior to which he was a manager of global economic indicators and Vice President at Merrill Lynch & Company. Mr. Waite joined BEA in 1995, prior to which he was Vice President and Senior European Economist for Merrill Lynch & Company in London. Prior to May 1992 he was an economic consultant to Capital Group in Los Angeles.



    The day-to-day portfolio management of the BEA U.S. Core Equity Portfolio and the equity portion of the BEA Balanced Portfolio is the responsibility of the BEA Domestic Equity Management Team. The Team consists of the following investment professionals: William W. Priest, Jr. (Chief Executive Officer and Executive Director of BEA), John B. Hurford (Vice Chairman of the Executive Committee and Managing Director), Todd M. Rice (Vice President), James A. Abate (Senior Portfolio Manager), Christopher C. Thompson (Vice President), William P. Sterling (Managing Director), Ian Borsook (Vice President), and Stephen R. Waite (Vice President). Messrs. Priest, Hurford and Rice have, on an individual basis, been engaged as investment professionals with BEA for more than five years. Mr. Abate joined BEA in 1995; previously, he was a Managing Director for Vert Independent Capital Research. Prior to joining Vert, Mr. Abate was a Manager in Price Waterhouse's Valuation/Corporate Finance Group. Mr. Thompson joined BEA in 1995 as a result of the acquisition by BEA Associates of CS First Boston Investment Management Corporation. Prior to the year and one half he spent at CS First Boston Investment Management, Mr. Thompson spent six and one half years with Brown Brothers Harriman & Company.



    The day-to-day portfolio management of the BEA High Yield, BEA U.S. Core Fixed Income, BEA Municipal Bond Fund, BEA Global

--------------------------------------------------------------------------------

Fixed Income and BEA Short Duration Portfolios, as well as the fixed income portion of the BEA Balanced Portfolio, is the responsibility of the BEA Fixed Income Management Team. The Team consists of the following investment professionals: Robert Moore (Executive Director), Gregg Diliberto (Managing Director), Richard Lindquist (Managing Director), Misia Dudley (Senior Vice President), Mark Silverstein (Senior Vice President), Robert Justich (Senior Vice President), Marianne Rossi (Vice President), William P. Sterling (Managing Director), Ian Borsook (Vice President), and Stephen R. Waite (Vice President). Messrs. Moore and Diliberto have, on an individual basis, been engaged as investment professionals with BEA for more than five years. Mr. Silverstein joined BEA in 1991; prior to joining BEA he was a vice president of First Boston. Mr. Lindquist, Ms. Dudley and Ms. Rossi joined BEA in 1995 as a result of BEA's acquisition of CS First Boston Investment Management. Prior to joining CS First Boston, Mr. Lindquist and Ms. Rossi were with Prudential Insurance Company of America. Prior to joining CS First Boston, Ms. Dudley was with Stockbridge Partners, and prior to that had spent five years with E.F. Hutton. Mr. Justich joined BEA in 1995, prior to which he worked at Merrill Lynch and as a Manager of Financial Services with Arthur Young & Company.


    For the services provided and expenses assumed by it, BEA is entitled to receive the following fees, computed daily and payable monthly based on a Portfolio's average daily net assets:

PORTFOLIO                             ANNUAL RATE
--------------------------------  --------------------
BEA International Equity........  .80% of the average
                                   daily net assets*
BEA Emerging Markets Equity.....  1.00% of the average
                                   daily net assets*
BEA U.S. Core Equity............  .75% of the average
                                   daily net assets*
BEA Balanced....................  .60% of the average
                                   daily net assets
BEA U.S. Core Fixed Income......  .375% of the average
                                   daily net assets
BEA Global Fixed Income.........  .50% of the average
                                   daily net assets
BEA High Yield..................  .70% of the average
                                   daily net assets

PORTFOLIO                             ANNUAL RATE
--------------------------------  --------------------
BEA Municipal Bond Fund.........  .70% of the average
                                   daily net assets
BEA Short Duration..............  .15% of the average
                                   daily net assets

------------------------------
* This fee is higher than that paid by most investment companies, although the fees for the BEA International Equity and Emerging Markets Equity Portfolios are within the range of fees of investment companies with similar investment objectives.


    BEA may, at its discretion, from time to time agree to waive voluntarily all or any portion of its advisory fee for any Portfolio.


    For the period ended August 31, 1995, the Fund paid BEA investment advisory fees, on annualized basis, with respect to the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA Balanced, BEA High Yield, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA Municipal Bond Fund and BEA Short Duration Portfolios .80%, .97%, .35%, .50%, .70%, .20%, .11%, .62%, and
 .15%, respectively, of the average net assets of the respective Portfolios, and BEA waived, approximately 0%, .03%, .40%, .10%, 0%, .175%, .39%, .08%, and 0%,
respectively, of the average net assets of each such Portfolio.


    The Advisory Agreements provide that BEA shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates and shall be indemnified for any losses and claims in connection with any claim relating thereto, except liability resulting from willful misfeasance, bad faith or gross negligence on BEA's part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.

ADMINISTRATOR AGENT

    PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Bank Corp., serves as administrator and transfer agent for the Portfolios. As administrator, PFPC will provide various services to each Portfolio, including determining each of the Portfolio's net asset value, providing all accounting services for the Portfolios and generally assisting in all aspects of each Portfolio's operations. As compensation for administrative services, the Fund will pay to PFPC a fee calculated at the annual rate of

--------------------------------------------------------------------------------

 .125% of each Portfolio's average daily net assets. PFPC has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809.


ADMINISTRATIVE SERVICES AGENT

    Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Counsellors Securities Inc. ("Counsellors" or the "Distributor"), provides certain administrative services to each of the Portfolios that are not provided by PFPC, subject to the supervision and direction of the Board of Directors of the Fund. These services include furnishing certain internal quasi-legal, executive and administrative services, acting as liaison between the Portfolios and the Portfolios' various service providers, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of the Board of Directors of the Fund, coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Portfolios. As compensation for such administrative services, the Fund will pay to Counsellors Service each month a fee for the previous month calculated at the annual rate of .15% of each Portfolio's average daily net assets.

DISTRIBUTOR

    Counsellors serves as distributor of the Shares. Counsellors is a wholly-owned subsidiary of Warburg, Pincus Counsellors, Inc. ("WPC") and is located at 466 Lexington Avenue, New York, New York 10017-3147. WPC is a wholly-owned subsidiary of Warburg, Pincus Counsellors, G.P. No compensation is payable by the Fund to Counsellors for distribution services with respect to the Portfolios.

CUSTODIAN

    PNC Bank, National Association serves as the custodian of the assets of the BEA Municipal Bond Fund Portfolio. Brown Brothers Harriman & Co. serves as custodian for the remaining Portfolios. The 1940 Act and the rules and regulations adopted thereunder permit a Portfolio to maintain its securities and cash in the custody of certain eligible banks and securities depositories. In compliance with such rules and regulations, a Portfolio's portfolio of securities and cash, when invested in securities of foreign issuers, may be held by eligible foreign subcustodians appointed by the custodian.

                                    EXPENSES

    The expenses of each Portfolio are deducted from its total income before dividends are paid. These expenses include, but are not limited to, fees paid to the investment adviser, administrative services agent fees and administrator's fees and fees and expenses of officers and directors who are not affiliated with the Portfolio's investment adviser or distributor, taxes, interest, legal fees, custodian fees, auditing fees, brokerage fees and commissions, certain of the fees and expenses of registering and qualifying the Portfolios and the Shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser under its investment advisory agreement with respect to a Portfolio. Any general expenses of the Fund that are not readily identifiable as belonging to a particular investment portfolio of the Fund will be allocated among all investment portfolios of the Fund based upon the relative net assets of the investment portfolios at the time such expenses are incurred. Transfer agency expenses, expenses of preparation, printing and distributing prospectuses, statements of additional information, proxy statements and reports to shareholders, registration fees and other costs identified as belonging to a particular class, are allocated to such class.

    BEA has agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation.

    BEA may assume additional expenses of a Portfolio from time to time. In certain circumstances, BEA may assume such expenses on the condition that it is reimbursed by the Portfolio for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such

--------------------------------------------------------------------------------
amounts will have the effect of increasing a Portfolio's expense ratio and of decreasing return to investors.


    For the Fund's fiscal year ended August 31, 1995, BEA International Equity Portfolio's total expenses were 1.26% (annualized) of average net assets (not taking into account waivers and reimbursements of .01% ), 1.61% (annualized) of average net assets with respect to the BEA Emerging Markets Equity Portfolio (not taking into account waivers and reimbursements of .11%), 1.51% (annualized) of average net assets with respect to the BEA U.S. Core Equity Portfolio (not taking into account waivers and reimbursements of .51%), 1.08% of average net assets with respect to the BEA High Yield Portfolio (not taking into account waivers and reimbursements of .08%), .84% (annualized) of average net assets with respect to the BEA U.S. Core Fixed Income Portfolio (not taking into account waivers and reimbursements of .34%), 1.29% (annualized) of average net assets with respect to the BEA Global Fixed Income Portfolio (not taking into account waivers and reimbursements of .54%), and 1.19% (annualized) of average net assets with respect to the BEA Municipal Bond Fund Portfolio (not taking into account waivers and reimbursements of .19%).


                             HOW TO PURCHASE SHARES

GENERAL

    Shares representing interests in the Portfolios are offered continuously for sale by the Distributor. Except as described below, BEA Class Shares are currently available for purchase only by investors who have entered into an investment management agreement with BEA or its affiliates. Shares may be purchased initially by completing the application and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The BEA Family" c/o PFPC, P.O. Box 6950, Wilmington, Delaware 19809. The name of the Portfolio for which Shares are being purchased must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in any Portfolio must be at least $1,000,000, except shares may be purchased by existing clients of BEA or its affiliates or by officers of such existing clients (or those holding similar positions) with an initial investment of at least $100,000; all subsequent investments for such persons must be at least $1,000. Subsequent initial investments in any other Portfolio must be at least $100,000. The Fund reserves the right to reject any purchase order.

    Shares of the Portfolios may be purchased by officers and employees of BEA or its affiliates and any BEA pension or profit-sharing plan, without being subject to the minimum investment limitation or the requirement that investors enter into an investment management agreement.

    Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed).

    The price paid for Shares purchased will be the net asset value next computed after an order is received by the Fund's transfer agent prior to its close of business on such day. Orders received by the Fund's transfer agent after its close of business are priced at the net asset value next determined on the following Business Day.

PURCHASES IN-KIND

    Subject to the approval of the Adviser, investors may acquire Shares of any of the Portfolios in exchange for portfolio securities that are eligible for investment by the relevant Portfolio or Portfolios. Such portfolio securities must (a) meet the investment objectives and policies of the Portfolios, (b) be acquired for investment and not for resale, (c) be liquid securities which are not restricted as to transfer either by law or liquidity of market, and (d) have a value which is readily ascertainable. Generally an investor will recognize for federal income tax purposes any gain or loss realized on an exchange of property for Shares. Under certain circumstances, initial investors may not recognize gain or loss on such an exchange. Investors, particularly initial investors, are urged to consult their tax advisers

--------------------------------------------------------------------------------
in determining the particular federal income tax consequences of their purchase in-kind. Such exchanges will be subject to each Portfolio's minimum investment requirement.

                              HOW TO REDEEM SHARES

GENERAL


    Shareholders may redeem for cash some or all of their Shares at any time. To do so, a written request in proper form must be sent directly to The BEA Family c/o PFPC, P.O. Box 8950, Wilmington, Delaware 19899. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Redemptions in the BEA International Equity Portfolio incur a redemption fee of 1.00%; redemptions in the BEA Emerging Markets Equity Portfolio incur a redemption fee of 1.50%. No redemption fee is charged for redemptions involving a redemption in-kind (see below). The value of Shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Portfolio at such time.



    A request for redemption must be signed by all persons in whose names the Shares are registered or by an authorized party, such as the agent or investment adviser for the Shareholder. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed by a bank, broker-dealer, credit union, national securities exchange, savings association or any other organization which qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. In some cases, however, other documents may be necessary.


INVOLUNTARY REDEMPTION

    The Fund reserves the right to redeem an account in any Portfolio of a shareholder (other than an officer or employee of BEA or any BEA pension or profit sharing plan) at any time the net asset value of the account in such Portfolio falls below $50,000 as the result of a redemption request. Shareholders will be notified in writing that the value of their account in a Portfolio is less than $50,000 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

    Payment of the Redemption Price for Shares redeemed will be made by wire or by check mailed within seven days after acceptance by the Fund's transfer agent, PFPC, of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the date of purchase, pending a determination that the check has cleared.

REDEMPTION IN-KIND

    The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Portfolio's Shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their Shares. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

EXCHANGE PRIVILEGE

    A Shareholder may exchange Shares of any one of the BEA Family Classes for Shares of any other of the BEA Family Classes. Such exchange will be effected at the net asset value of the exchanged Class (less any applicable redemption fee) and the net asset value of the Class to be acquired next determined after the transfer agent's receipt of a request for an exchange. No exchange fee is currently imposed on exchanges, although the Fund reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for Federal income tax purposes.

--------------------------------------------------------------------------------
    An investor considering an exchange to any of the other BEA Portfolios should refer to the prospectus and statement of additional information regarding such Portfolio.

    A shareholder wishing to make an exchange may do so by sending a written request to the Fund's transfer agent. In the case of shareholders holding share certificates, the certificates must accompany the request for an exchange. Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. Shareholders holding share certificates are not eligible to exchange Shares by telephone because share certificates must accompany all exchange requests. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange (800)447-1139 (in Delaware call collect
(302)791-1031). The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if the Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions. Neither the Fund nor PFPC will be liable for any loss, liability, cost or expense for following the Fund's telephone transaction procedures described below or for following instructions communicated by telephone that it reasonably believes to be genuine.

    The Fund's telephone transaction procedures include the following  measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Portfolio, all of which must match the Fund's records; (3) requiring the Fund's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

    For accounts held of record by a broker-dealer, trustee, custodian or other agent, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA, other retirement plan accounts, or accounts with attorney-in-fact under power of attorney.

    If the exchanging shareholder does not currently own Shares of the Portfolio whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and authorized dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution. The exchange privilege may be modified or terminated at any time, or from time to time, by the Fund, upon 60 days written notice to shareholders.

    If an exchange is to another BEA Portfolio, the dollar value of Shares acquired must equal or exceed the Portfolio's minimum for a new account; if to an existing account, the dollar value must equal or exceed the Portfolio's minimum for subsequent investments. If any amount remains in the account from which the exchange is being made, such amount must not drop below the minimum account value required by the Portfolio.

                                NET ASSET VALUE

    The net asset value for each Portfolio is determined daily as of the close of regular trading on the NYSE on each Business Day. The net asset value of a Portfolio is calculated by adding the value of all its securities to cash and other assets, deducting its actual and accrued liabilities and dividing by the total number of its Shares outstanding.

--------------------------------------------------------------------------------
                          DIVIDENDS AND DISTRIBUTIONS


    The Fund will distribute substantially all of the net realized capital gains, if any, of each of the Portfolios to each Portfolio's shareholders annually. The Fund will distribute all net investment income, if any, for the BEA International Equity, BEA Emerging Markets Equity, and BEA U.S. Core Equity Portfolios annually. The Fund will distribute net investment income, if any, for the BEA Balanced and BEA Short Duration Portfolios at least annually. The Fund will distribute net investment income for the BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Fund Portfolios at least quarterly. All distributions will be reinvested in the form of additional full and fractional Shares of the relevant Portfolio unless a shareholder elects otherwise. If a shareholder desires to have distributions paid out rather than reinvested, the shareholder should notify PFPC in writing.


                                     TAXES

GENERAL

    The following discussion is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Portfolios should consult their tax advisers with specific reference to their own tax situation.

    Each Portfolio will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Portfolio qualifies for this tax treatment, such Portfolio will be relieved of Federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital or that are designated as exempt interest dividends) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

    Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Portfolio will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares or whether such gain was reflected in the price paid for the Shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income. The current nominal maximum marginal rate on ordinary income for individuals, trusts and estates is 31%. However, the maximum rate imposed on net capital gain of such taxpayers is 28%. Corporate taxpayers are taxed at the same rates on both ordinary income and capital gains.

    The BEA Municipal Bond Fund Portfolio intends to pay substantially all of its dividends as "exempt interest dividends." Investors in this Portfolio should note, however, that taxpayers are required to report the receipt of tax-exempt interest and "exempt interest dividends" in their Federal income tax returns and that in two circumstances such amounts, while exempt from regular Federal income tax, are subject to alternative minimum tax at a rate of 24% in the case of individuals, trusts and estates, and 20% in the case of corporate taxpayers. First, tax-exempt interest and "exempt interest dividends" derived from certain private activity bonds issued after August 7, 1986, will generally constitute an item of tax preference for corporate and noncorporate taxpayers in determining alternative minimum tax liability. Depending upon market conditions, the BEA Municipal Bond Fund Portfolio may invest up to 40% of its net assets in such private activity bonds. Secondly, tax-exempt interest and "exempt interest dividends" derived from all Municipal Obligations must be taken into account by corporate taxpayers in determining their adjusted current earnings adjustment for alternative minimum tax purposes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should further note that tax-exempt interest and "exempt interest dividends" will be taken into account in determining the taxability of their benefit payments.

    The BEA Municipal Bond Fund Portfolio will determine annually the percentages of its net investment income which are fully tax-exempt, which constitute an item of tax preference for alternative minimum tax purposes, and which are fully taxable and will apply such percentages uniformly to all distributions declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.

--------------------------------------------------------------------------------
    Transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character (i.e., ordinary or capital) of gains or losses realized by a Portfolio, accelerate the recognition of income by a Portfolio and defer a Portfolio's losses. Exchange control regulations may restrict repatriations of investment income and capital or of the proceeds of sales of securities by investors such as the Portfolios. In addition, certain investments (such as zero coupon securities and shares of so-called "passive foreign investment companies" or "PFICS") may cause a Portfolio to recognize income without the receipt of cash. Each of these circumstances, whether separately or in combination, may limit a Portfolio's ability to pay sufficient dividends and to make sufficient distributions to satisfy the Subchapter M and excise tax distributions requirements.

    The Fund will send written notices to shareholders annually regarding the tax status of distributions made by each Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Portfolio intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

    Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received.

    Shareholders who exchange Shares representing interests in one Portfolio for Shares representing interests in another Portfolio will generally recognize capital gain or loss for Federal income tax purposes.

    Under  certain provisions of the Code, some shareholders may be subject to a
31%  "backup"   withholding  tax   on   reportable  dividends,   capital   gains
distributions and redemption payments.

    Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

    An investment in one Portfolio is not intended to constitute a balanced investment program. Shares of the BEA Municipal Bond Fund Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Portfolios' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary.

FOREIGN INCOME TAXES

    Investment income received by the Portfolios from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolios to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Portfolio's assets to be invested in various countries is not known.

    If more than 50% of the value of a Portfolio's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, such Portfolio will be eligible to elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by each Portfolio (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Portfolio that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against U.S. Federal income tax (but not

--------------------------------------------------------------------------------
both). In determining the source and character of distributions received from a Portfolio for the purpose of the foreign tax credit limitation rules of the Code, shareholders will be required to treat allocable portions of a Portfolio's distributions as foreign source income. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION

    Future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in one or more Portfolios of the Fund. Shareholders are also urged to consult their tax advisers concerning the application of state and local income taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

                             DESCRIPTION OF SHARES

    The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 12.2 billion shares are currently classified into 60 different classes of Common Stock (as described in the Statement of Additional Information).


    THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BEA CLASSES REPRESENTING AN INTEREST IN THE BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA HIGH YIELD, BEA U.S. CORE EQUITY, BEA BALANCED, BEA U.S. CORE FIXED INCOME, BEA GLOBAL FIXED INCOME, BEA MUNICIPAL BOND FUND AND BEA SHORT DURATION PORTFOLIOS AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO SUCH CLASSES.


    Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable. This Prospectus combines offering information with respect to nine Portfolios; there is a possibility that one Portfolio might become liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning another Portfolio.

    The Fund currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

    Holders of shares of each of the Portfolios will vote in the aggregate and not by class on all matters, except where otherwise required by law. Furthermore, shareholders of all investment portfolios of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

    As of September 29, 1995, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of the Fund.

                               OTHER INFORMATION

REPORTS AND INQUIRIES

    Shareholders of a Portfolio will receive unaudited semi-annual reports describing the Portfolio's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (800) 447-1139 (in Delaware call collect (302) 791-1031).

--------------------------------------------------------------------------------
SHARE CERTIFICATES

    The Fund will issue share certificates for any of the Shares only upon the written request of a shareholder sent to PFPC.

PERFORMANCE INFORMATION

    From time to time, each of the Portfolios may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of a Portfolio. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of any redemption and other fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Portfolios may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Portfolio's performance with other measures of investment return. For example, a Portfolio's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Mutual Fund Forecaster, Morningstar, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index, Standard & Poor's MidCap 400 Index, Moody's Bond Survey Bond Index, Wilshire 5000 Index, Lehman Brothers Bond Indexes, Consumer Price Index, Bond Buyer's 20-Bond Index, Dow Jones Industrial Average, national publications such as Money, Forbes, Barron's, the Wall Street Journal or the New York Times or publications of a local or regional nature, and other industry publications. For these purposes, the performance of a Portfolio, as well as the performance published by such services or experienced by such indices, will usually not reflect redemption fees, the inclusion of which would reduce performance results. If a Portfolio advertises non-standard computations, however, the Portfolio will disclose such fees, and will also disclose that the performance data do not reflect such fees and that inclusion of such fees would reduce the performance quoted.

    From time to time, each of the Portfolios other than the BEA International Equity, BEA Emerging Markets Equity and BEA U.S. Core Equity Portfolios may also advertise its "30-day yield." The yield refers to the income generated by an investment in a Portfolio over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share during the period by the maximum public offering price per share of the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

    The yield on Shares of a Portfolio will fluctuate and is not necessarily representative of future results. Shareholders should remember that yield is generally a function of portfolio quality and maturity, type of instrument, operating expenses and market conditions. Any fees charged by broker/dealers directly to their customers in connection with investments in a Portfolio are not reflected in the yields on a Portfolio's Shares, and such fees, if charged, will reduce the actual return received by shareholders on their investments.

--------------------------------------------------------------------------------

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE PORTFOLIOS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               Investment Adviser
                                 BEA Associates
                               New York, New York

                         THE BEA FAMILY OF MUTUAL FUNDS


                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      BEA EMERGING MARKETS EQUITY PORTFOLIO
                         BEA U.S. CORE EQUITY PORTFOLIO
                             BEA BALANCED PORTFOLIO
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                            BEA HIGH YIELD PORTFOLIO
                        BEA MUNICIPAL BOND FUND PORTFOLIO
                          BEA SHORT DURATION PORTFOLIO
                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)



                       STATEMENT OF ADDITIONAL INFORMATION


          This Statement of Additional Information provides supplementary information pertaining to shares of nine classes (the "BEA Shares" or the "Shares") representing interests in nine investment portfolios (the "Portfolios") of The RBB Fund, Inc. (the "Fund"): BEA International Equity Portfolio, BEA Emerging Markets Equity Portfolio, BEA U.S. Core Equity Portfolio, BEA Balanced Portfolio, BEA U.S. Core Fixed Income Portfolio, BEA Global Fixed Income Portfolio, BEA High Yield Portfolio (formerly BEA Strategic Fixed Income Portfolio), BEA Municipal Bond Fund Portfolio, and BEA Short Duration Portfolio (collectively, the "Portfolios"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectus or Prospectuses of the Fund relating to the Portfolios, dated December 28, 1995 (the "Prospectus"). A copy of the Prospectus may be obtained from the Fund's distributor by calling toll-free
(800) 888-9723. This Statement of Additional Information is dated December 28, 1995.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    CONTENTS

                                                                  Prospectus
                                                          Page       Page
                                                          ----    ----------
General .............................................       2          5
Common Investment Policies -- All Portfolios ........       2          5
Common Investment Objectives and Policies -- BEA
  International Equity, BEA Emerging Markets Equity,
  BEA U.S. Core Equity, BEA Balanced, BEA U.S. Core
  Fixed Income, BEA High Yield, BEA Global
  Fixed Income and BEA Short Duration Portfolios.....      7          14
Supplemental Investment Objectives and Policies --
  BEA International Equity, BEA Emerging Markets
  Equity, BEA U.S. Core Equity, BEA Balanced, BEA
  U.S. Core Fixed Income, BEA Strategic Fixed
  Income, BEA Global Fixed Income and BEA Short Duration
  Portfolios.........................................      16        16
Supplemental Investment Objectives and Policies --
  BEA International Equity, BEA Emerging
  Markets Equity, BEA U.S. Core Equity and BEA
  Balanced Portfolios................................      22          16
Investment Limitations ..............................      22          20
Risk Factors ........................................      25          20
Directors and Officers ..............................      28          N/A
Investment Advisory and Servicing Arrangements.......      30          23
Portfolio Transactions ..............................      34          13
Purchase and Redemption Information .................      36          27
Valuation of Shares .................................      37          30
Performance and Yield Information....................      38          33
Taxes ...............................................      41          30
Additional Information Concerning Fund Shares........      50          32
Miscellaneous .......................................      53          33
Financial Statements ................................     F-1          N/A
Appendix ............................................     A-1          N/A

                                     GENERAL

          The RBB Fund, Inc. (the "Fund") is an open-end management investment company currently operating or proposing to operate seventeen separate investment portfolios. The Fund was organized as a Maryland corporation on February 29, 1988.

          Unless otherwise indicated, the following investment policies may be changed by the Board of Directors without an affirmative vote of shareholders. Capitalized terms used herein and not otherwise defined have the same meanings as are given to such terms in the Prospectus.


                  COMMON INVESTMENT POLICIES -- ALL PORTFOLIOS

          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of, and techniques used by the Portfolios.

          NON-DIVERSIFIED STATUS. Each Portfolio is classified as non-diversified within the meaning of the Investment Company Act, which means that each Portfolio is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. Each Portfolio's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended. See "Taxes." To qualify, each Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of each Portfolio's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of each Portfolio's total assets will be invested in the securities of a single issuer and each Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. To the extent that each Portfolio assumes large positions in the securities of a small number of issuers, each Portfolio's return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

          REPURCHASE AGREEMENTS. Each Portfolio may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Portfolio would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus accrued interest. The Adviser will consider the creditworthiness of a seller in determining whether to have a Portfolio enter into a repurchase agreement. There are no percentage limits on a Portfolio's ability to enter into repurchase agreements. Each Portfolio will not invest more than 15% of its assets in repurchase agreements maturing in more than seven
(7) days. Repurchase agreements are considered to be loans by the Portfolio under the Investment Company Act of 1940 (the "Investment Company Act" or the "1940 Act").

          REVERSE REPURCHASE AGREEMENTS. Each Portfolio may also enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to such Portfolio's agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Each Portfolio also may enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forgo principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act.

          WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. Each Portfolio may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Portfolio at the time of entering into the transaction. Although the Portfolios have not established a limit on the percentage of its assets that may be committed in connection with such transactions, it will maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of its commitment. Each Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio currently anticipates that when-issued securities will not exceed 25% of its total assets.

          STANDBY COMMITMENT AGREEMENTS. Each Portfolio may from time to time enter into standby commitment agreements. Such agreements commit such Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement a Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to a Portfolio. Each Portfolio will not enter into a standby commitment with a remaining term in excess of 45 days and it will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 10% of its assets taken at the time of acquisition of such commitment or security. Such Portfolio will at all times maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment. The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which assets fall below the amount of the purchase price. A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

          There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Because the issuance of the security underlying the commitment is at the option of the issuer, a Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

          The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

          ILLIQUID SECURITIES. Each Portfolio may not invest more than 10% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Portfolio, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. The Board has adopted a policy that the Portfolios will not purchase private placements (i.e., restricted securities other than Rule 144A securities). Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          The SEC has recently adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

          The Adviser will monitor the liquidity of restricted securities in a Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, INTER ALIA, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

          LENDING OF PORTFOLIO SECURITIES. Although each Portfolio does not currently intend to do so, it may lend its portfolio securities on a short or long term basis to broker-dealers or institutional investors that the Adviser deems qualified, but only when the borrower maintains with a Portfolio's custodian, collateral either in cash or money market instruments, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.
In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even the loss of rights in the collateral should the borrower of the securities fail financially.

          BORROWING. Each Portfolio may borrow up to 33 1/3 percent of its total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Additional investments will not be made when borrowings exceed 5% of a Portfolio's total assets. Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. Each Portfolio expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

     COMMON INVESTMENT OBJECTIVES AND POLICIES --BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY,BEA U.S. CORE EQUITY, BEA BALANCED, BEA U.S. CORE FIXED INCOME, BEA HIGH YIELD, BEA GLOBAL FIXED INCOME AND BEA SHORT DURATION PORTFOLIOS


          U.S. GOVERNMENT SECURITIES. The U.S. government securities in which a Portfolio may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal Home Loan Banks, the Student Loan Marketing Association and the Tennessee Valley Authority).

          FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

          The foreign government securities in which the Portfolios may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated, or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

          Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.

          BRADY BONDS. Each Portfolio may invest in so-called "Brady Bonds," which have recently been issued by Costa Rica, Mexico, Uruguay and

Venezuela and which may be issued by other Latin American countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds have been issued only recently, and accordingly, they do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers.

          LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government and one or more financial institutions ("Lenders"). The majority of the Portfolio's investments in Loans in Latin America are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in each Portfolio having a contractual relationship only with the Lender, not with the borrower. Each Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolios generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolios will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolios may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolios will acquire Participations only if the Lender interpositioned between the Portfolios and the borrower is determined by BEA to be creditworthy. Each Portfolio currently anticipates that it will not invest more than 5% of its total assets in Loan Participations and Assignments.

          CONVERTIBLE SECURITIES. The BEA U.S. Core Equity Portfolio may invest up to 100% of its total assets in convertible securities, the BEA Balanced Portfolio may invest up to 65% of its total assets in convertible securities, the BEA International Equity and BEA Emerging Markets Equity Portfolios may invest up to 20% of its total assets in convertible securities and each other Portfolio may invest up to 35% of their total assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

          The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment
value.   Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

          The Portfolios have no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

          MORTGAGE-BACKED SECURITIES. BEA International Equity Portfolio and BEA Emerging Markets Equity Portfolio may invest up to 20% of their total assets in mortgage-backed securities and each other Portfolio may invest up to 100% of its total assets in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or certain
foreign issuers.   Mortgage-backed securities represent direct or indirect
participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Portfolio's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

          Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30-year mortgages, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Portfolio's yield.

          The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. The Portfolios may also purchase collateralized mortgage obligations ("CMOs") issued by a U.S. Government instrumentality which are backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Generally, CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. The Portfolios may only invest in CMOs issued by FHLMC, FNMA or other agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.

          The CMO structure returns principal to investors sequentially, rather than according to the pro rata method of a pass-through. In the traditional CMO structure, all classes (called tranches) receive interest at a stated rate, but only one class at a time received principal. All principal payments received on the underlying mortgages or securities are first paid to the "fastest pay" tranche. After this tranche is retired, the next tranche in the sequence becomes the exclusive recipient of principal payments. This sequential process continues until the last tranche is retired. In the event of sufficient early repayments on the underlying mortgages, the "fastest-pay" tranche generally will be retired prior to its maturity. Thus the early retirement of a particular tranche of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security as described above.

          ASSET-BACKED SECURITIES. Each Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. A Portfolio will not purchase any asset-backed securities which would cause 25% or more of its total assets at the time of purchase to be invested in asset-backed securities.

          Asset-backed securities present certain risks that are not presented by other securities in which the Portfolio may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Because asset-backed securities are relatively new, the market experience in these securities is limited, and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

          ZERO COUPON SECURITIES. Each Portfolio may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. A Portfolio currently anticipates that zero coupon securities will not exceed 20% of its total assets. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. A Portfolio anticipates that it will not normally hold zero coupon securities to maturity. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year.

          STRUCTURED NOTES. The Portfolios may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Portfolio to gain exposure to the benchmark market while fixing the maximum loss that the Portfolio may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although BEA generally will not use leverage in its structured note strategies. Normally, these bonds are issued by U.S. government agencies and investment banks arrange the structuring. Depending on the terms of the note, the Portfolio may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Portfolio's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes.

          ADDITIONAL INVESTMENT CONSIDERATIONS AND RISKS--NON-INVESTMENT GRADE FIXED INCOME SECURITIES. When and if available, fixed income securities may be purchased by a Portfolio at a discount from face value. From time to time a Portfolio may purchase securities in default with respect to the paying of principal and/or interest at the time acquired if, in the opinion of BEA, such securities have the potential for future capital appreciation.

          Debt securities purchased by the Portfolios may bear fixed, fixed and contingent or variable rates of interest and may involve equity features such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Conversion of certain debt securities may reduce net income per share and net asset value per share. The occurrence of any income dilution of previously outstanding shares of common stock when debt securities are converted will depend upon whether a Portfolio can, from the investments made with the proceeds of the debt securities, earn an amount per share issuable upon conversion at least equal to the amount earned with respect to shares of common stock outstanding prior to conversion. If debt securities are converted at a time when the net asset value per share of common stock is greater than the conversion price, the conversion will result in a decrease or dilution in then current net asset value per share of common stock.

          The value of the lower rated fixed income securities that the Portfolios purchase may fluctuate more than the value of higher rated debt securities. These lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to a Portfolio but will be reflected in the net asset value of a Portfolio's shares. The Portfolios attempt to reduce risk through credit analysis and attention to current developments and trends in both the economy and financial markets.
There can be no assurance that such attempts will be successful.

          HEDGING. Each of the Portfolios may engaged in various hedging strategies. See "Currency Hedging" in the Prospectus.

          FORWARD CURRENCY CONTRACTS. Each Portfolio may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Portfolio may enter into forward currency contracts with respect to specific transactions. For example, when a portfolio anticipates the receipt in a foreign currency of interest payments on a security that it holds, a portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

          The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a Portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. A Portfolio may enter into a forward contract and maintain a net exposure on such contract only if (1) the consummation of the contract would not obligate a Portfolio to deliver an amount of foreign currency in excess of the value of a Portfolio's portfolio securities or other assets denominated in that currency or
(2) a Portfolio maintains cash, government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of a Portfolio's total assets committed to the consummation of the contract which value must be marked to market daily. A Portfolio will comply with guidelines established by the SEC with respect to coverage of forward contracts entered into by mutual funds and, if such guidelines so require, will set aside cash, U.S. government securities or liquid, high-grade debt securities in a segregated account with its custodian in the amount prescribed. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

          At or before the maturity date of a forward contract requiring a portfolio to sell a currency, the Portfolios may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Portfolios may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

          The cost to a Portfolio of engaging in forward currency contracts will vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts will not eliminate
fluctuations in the prices of the underlying securities a   Portfolio owns or
intends to acquire, but it will fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

          Although a Portfolio will value its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolios may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

          FUTURES CONTRACTS. When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

          The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

          If a Portfolio holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

          A Portfolio may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Portfolio intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Portfolio could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Portfolio wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Portfolio would use futures contracts to attempt to achieve an overall return -- whether positive or negative --similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although a Portfolio would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to a Portfolio immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because the Portfolio's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Portfolio's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

          A Portfolio may sell futures contracts to hedge its other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Portfolio, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that Portfolio had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Portfolio. In this type of strategy, the Portfolio's return will tend to involve a larger component of interest income, because the Portfolio will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.


          SUPPLEMENTAL INVESTMENT OBJECTIVES AND POLICIES -- BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA BALANCED, BEA U.S. CORE EQUITY, BEA U.S. CORE FIXED INCOME, BEA GLOBAL FIXED INCOME, BEA HIGH YIELD AND BEA SHORT DURATION PORTFOLIOS.


          FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Portfolio, that Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Portfolio does business.

          CORRELATION OF PRICE CHANGES. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Portfolio will not match that Portfolio's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. A Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in that Portfolio's other investments.

          LIQUIDITY OF FUTURES CONTRACTS. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Portfolio to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its futures positions could also be impaired.

          PURCHASING PUT OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Portfolio the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security, or a futures contract.

          A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. If the Portfolio exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require the Portfolio to make futures margin payments unless it exercises the option. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.


          Put options may be used by a Portfolio to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Portfolio can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Portfolio's resulting losses. The put thus acts as hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Portfolio would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Portfolio has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Portfolio to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.


          PURCHASING CALL OPTIONS. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Portfolio would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Portfolio can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          The Portfolios may purchase call options in connection with "closing purchase transactions." A Portfolio may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by the Portfolio. If a Portfolio is unable to enter into a closing purchase transaction, a Portfolio may be required to hold a security that it might otherwise have sold to protect against depreciation.

          WRITING PUT OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

          A Portfolio may write put options as an alternative to purchasing actual securities. If security prices rise, the Portfolio would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Portfolio will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Portfolio would expect to suffer a loss. This loss should be less than the loss the Portfolio would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, the Portfolio's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because the Portfolio's cash will be invested in shorter-term securities which usually offer lower yields.

          WRITING CALL OPTIONS. Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Portfolio would seek to mitigate the effects of a price decline. At the same time, because a Portfolio would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Portfolio would give up some ability to participate in security price increases when writing call options.

          COMBINED OPTION POSITIONS. A Portfolio may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          RISKS OF OPTIONS TRANSACTIONS. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Portfolio's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Portfolio cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

          ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A Portfolio will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. A Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Portfolio will not enter into an option or futures position that exposes the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

          LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Fund on behalf of the Portfolios will file, if required, a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility includes the representation that the Portfolios will not enter into any commodity futures contract or option on a commodity futures contract if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Portfolio has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of a Portfolio's total assets.




          In addition, the Portfolios will not enter into any futures contract and into any option if, as a result, the sum of (i) the current value of assets hedged in the case of strategies involving the sale of securities, and (ii) the current value of securities or other instruments underlying the respective Portfolio's other futures or options positions, would exceed 50% of such Portfolio's net assets.


          The Portfolios' limitations on investments in futures contracts and its policies regarding futures contracts and the Portfolios' limitations on investments in options and their policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

          Various exchanges and regulatory authorities have recently undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures or options transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.

          SHORT SALES "AGAINST THE BOX." In a short sale, a Portfolio sells a borrowed security and has a corresponding obligation to the lender to return the identical security. Each Portfolio may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Portfolio engages in a short sale, the collateral for the short position will be maintained by the Portfolio's custodian or a qualified sub-custodian. While the short sale is open, the Portfolio will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Portfolio's long position. A Portfolio may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio (or a security convertible or exchangeable for such security), or when the Portfolio wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such case, any future losses in the Portfolio's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Portfolio owns. There will be certain additional transaction costs associated with short sales against the box, but the Portfolio will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws and is generally sold to institutional investors such as the Fund which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above.


          SUPPLEMENTAL INVESTMENT OBJECTIVES AND POLICIES -- BEA INTERNATIONAL EQUITY, BEA EMERGING MARKETS EQUITY, BEA U.S. CORE EQUITY AND BEA BALANCED PORTFOLIOS

          RIGHTS OFFERINGS AND PURCHASE WARRANTS. Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

                             INVESTMENT LIMITATIONS

          Each Portfolio has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding Shares (as defined in Section 2(a)(42) of the Investment Company Act). Each Portfolio may not:

          1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Portfolio's total assets at the time of such borrowing; (For the purpose of this restriction, collateral arrangements with respect to, if applicable, the writing of options, and futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2);

          2. Issue any senior securities, except as permitted under the Investment Company Act;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          4. Purchase or sell real estate (including real estate limited partnership interests), provided that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

          5. Purchase or sell commodities or commodity contracts, except that a Portfolio may deal in forward foreign exchange between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

          6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and

          7. Invest more than 25% of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

          In addition to the fundamental investment limitations specified above, a Portfolio may not:

               1. Make investments for the purpose of exercising control or management. Investments by a Portfolio in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

               2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that a Portfolio may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

               3. Purchase or sell interests in mineral leases, oil, gas or other mineral exploration or development programs, except that a Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities; and

               4. Purchase or retain the securities of any issuer, if those individual officers and directors of the Fund, the Adviser or any subsidiary thereof each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.

          The policies set forth above are not fundamental and thus may be changed by the Fund's Board of Directors without a vote of the shareholders.

          In order to permit the sale of the Portfolios in certain states, the Fund on behalf of a Portfolio has undertaken to adhere to the following investment policies, each of which may be changed without shareholder approval:

               (1) That the dollar amount of short sales at any one time shall not exceed 25% of the net equity of a Portfolio, and the value of securities of any one issuer in which a Portfolio is short may not exceed the lesser of 2.0% of the value of a Portfolio's net assets or 2.0% of the securities of any class of any issuer. Short sales may be made only in those securities which are fully listed on a national securities exchange. This provision does not include the sale of securities if the Portfolio contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.

               (2) That the investment in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of a Portfolio's net assets. Included within that amount, but not to exceed 2.0% of the value of a Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value.

          Except for the percentage restrictions applicable to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

          In order to permit the sale of shares of a Portfolio in certain states, a Portfolio may make commitments more restrictive than the investment policies and limitations above. If a Portfolio determines that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In addition, a Portfolio may be subject to investment restrictions imposed by countries in which it invests directly or indirectly.

          Securities held by a Portfolio generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.


                                  RISK FACTORS

          CLEARANCE AND SETTLEMENT PROCEDURES. Delays in clearance and settlement could result in temporary periods when assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause a Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a Portfolio due to subsequent declines in the value of such portfolio security or, if a Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

          OPERATING EXPENSES. The costs attributable to foreign investing that a Portfolio must bear frequently are higher than those attributable to domestic investing. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities. Investment income on certain foreign securities in which a Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on those securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which a Portfolio would be subject.


          NO RATING CRITERIA FOR DEBT SECURITIES. The BEA High Yield, BEA U.S. Core Fixed Income, the BEA Global Fixed Income, and BEA Municipal Bond Fund Portfolios have established no rating criteria for the debt securities in which it may invest. Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.


          Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Portfolio and dividends to shareholders.

          A Portfolio may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Portfolio's ability to dispose of particular issues when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

          Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower-rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower-rated securities are likely to adversely affect the Portfolio's net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

          SOVEREIGN DEBT. Investments in Sovereign Debt involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Portfolio may have limited legal recourse in the event of a default.

          Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

          A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

          The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Portfolio's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Adviser intends to manage the Portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

          Investors should also be aware that certain Sovereign Debt instruments in which a Portfolio may invest involve great risk. Sovereign Debt issued by issuers in many Emerging Markets generally is deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such Sovereign Debt, which may not be paying interest currently or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. A Portfolio may have difficulty disposing of certain Sovereign Debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, a Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on the market price of such securities and a Portfolio's ability to dispose of particular issues when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's portfolio and calculating its net asset value. When and if available, fixed income securities may be purchased by a Portfolio at a discount from face value. However, a Portfolio does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time a Portfolio may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.

                             DIRECTORS AND OFFICERS

          The directors and executive officers of the Fund, their business addresses and principal occupations during the past five years are:


                                  Position with     Principal Occupation
Name, Address and Age             Fund              During Past Five Years
---------------------             -------------     ----------------------

Arnold M. Reichman - 47*          Director          Since 1986, Managing
466 Lexington Avenue                                Director and Assistant
New York, NY  10017                                 Secretary, E. M. Warburg,
                                                    Pincus & Co., Inc.; Since
                                                    1990, Chief Executive
                                                    Officer and since 1991,
                                                    Secretary, Counsellors
                                                    Securities, Inc; Officer of
                                                    various investment
                                                    companies advised by
                                                    Warburg, Pincus
                                                    Counsellors, Inc.

Robert Sablowsky - 57**           Director          Since 1985, Executive
14 Wall Street                                      Vice President of
New York, NY 10005                                  Gruntal & Co., Inc.,
                                                    Director, Gruntal & Co.,
                                                    Inc. and Gruntal Financial
                                                    Corp.

Francis J. McKay - 60             Director          Since 1963, Executive
7701 Burholme Avenue                                Vice President, Fox Chase
Philadelphia, PA 1911                               Cancer Center (Biomedical
                                                    research and medical care.)

Marvin E. Sternberg -61           Director          Since 1974, Chairman,
937 Mt. Pleasant Road                               Director and President,
Bryn Mawr, PA 19010                                 Moyco Industries, Inc.
                                                    (manufacturer of dental
                                                    supplies and precision
                                                    coated abrasives); Since
                                                    1968, Director and
                                                    President, Mart MMM, Inc.
                                                    (formerly Montgomeryville
                                                    Merchandise Mart Inc.) and
                                                    Mart PMM, Inc. (formerly
                                                    Pennsauken Merchandise
                                                    Mart, Inc.) (Shopping
                                                    Centers); and Since 1975,
                                                    Director and Executive Vice
                                                    President, Cellucap Mfg.
                                                    Co., Inc. (manufacturer of
                                                    disposable  headwear).

                                  Position with     Principal Occupation
Name, Address and Age             Fund              During Past Five Years
---------------------             -------------     ----------------------

Julian A. Brodsky -62             Director          Director, Vice Chairman
                                                    1969 to
Comcast Corporation                                 present, Comcast
                                                    Corporation
1234 Market Street                                  (cable television and
16th Floor                                          communications); Director,
Philadelphia, PA  19107-3723                        Comcast Cablevision of
                                                    Philadelphia (cable
                                                    television communications)
                                                    and Nextel (wireless
                                                    communications).

Donald van Roden - 71             Director          Self-employed
1200 Old Mill Lane                                  businessman.
Wyomissing, PA  19610                               From February 1980 to March
                                                    1987, Vice Chairman, Smith
                                                    Kline Beckman Corporation
                                                    (pharmaceuticals);
                                                    Director, AAA Mid-Atlantic
                                                    (auto service); Director,
                                                    Keystone Insurance Co.

Edward J. Roach - 71              President and     Certified Public
Bellevue Park                     Treasurer         Accountant;
Corporate Center                                    Vice Chairman of the
400 Bellevue Parkway                                of the Board, Fox Chase
Wilmington, DE  19809                               Cancer Center; Vice
                                                    President and Trustee,
                                                    Pennsylvania School
                                                    for the Deaf; Trustee,
                                                    Immaculata College;
                                                    Vice President and Treasurer
                                                    of various investment
                                                    companies advised by PNC
                                                    Institutional Management
                                                    Corporation.

Morgan R. Jones - 56              Secretary         Chairman of the law firm of
1100 PNB Bank Building                              Drinker Biddle & Reath,
Broad and Chestnut Streets                          Philadelphia, Pennsylvania;
Philadelphia, PA  19107                             Director, Rocking Horse
                                                    Child Care Centers of
                                                    America, Inc.


__________________

* Mr. Reichman is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Counsellors Securities Inc., the Fund's distributor.

** Mr. Sablowsky is an "interested person" of the Fund as that term is defined in the 1940 Act by virtue of his position with Gruntal & Co., Inc., a broker-dealer.

               Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Fund the firm to be selected as independent auditors.

               Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Fund when the Board of Directors is not in session.

               Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board annually all persons to be nominated as directors of the Fund.


               The Fund pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any Investment Adviser of sub-advisor of the Fund or the Distributor $9,500 annually and $700 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Such Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. The Chairman (currently Donald von Roden) receives an additional $5,000 for his services. For the year ended August 31, 1995, each of the following members of the Board of Directors received compensation from the fund in the following amounts: Julian A. Brodsky in the aggregate amount of $9,425; Francis J. McKay in the aggregate amount of $12,025; Marvin E. Sternberg in the aggregate amount of $12,675; Donald van Roden in the aggregate amount of $14,675. On October 24, 1990 the Fund adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach) pursuant to which the Fund will contribute on a monthly basis amounts equal to 10% of the monthly compensation of each eligible employee. By virtue of the services performed by PNC Institutional Management Corporation ("PIMC"), the Fund's adviser to certain investment portfolios of the Fund, BEA Associates ("BEA Associates"), the Fund's adviser to the BEA Portfolios, Warburg Pincus Counsellors, Inc. (Warburg"), the Fund's adviser to the Warburg Pincus Portfolios, PNC Bank, National Association ("PNC Bank"), the Fund's custodian, and Counsellors Securities Inc. (the "Distributor"), the Fund's distributor, the Fund itself requires only one part-time employee. No officer, director or employee of PIMC, BEA, PNC Bank or the Distributor currently receives any compensation from the Fund.



                 INVESTMENT ADVISORY AND SERVICING ARRANGEMENTS


               ADVISORY AGREEMENTS. BEA Associates renders advisory and administrative services to each of the Portfolios pursuant to Investment Advisory Agreements. The Advisory Agreements relating to the Portfolios are dated September 16, 1992 for the BEA International Equity, BEA Emerging Markets Equity and BEA High Yield Portfolios, dated August 31, 1993 for the BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund Portfolios, and dated November 17, 1994 for the BEA Balanced and BEA Short Duration Portfolios. Such advisory agreements are hereinafter collectively referred to as the "Advisory Contracts."

               BEA Associates is a diversified asset manager, handling global equity, balanced, fixed income and derivative securities accounts for private individuals, as well as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and other charitable institutions. As of September 30, 1995, BEA Associates managed approximately $28.5 billion in assets. BEA Associates is a general partnership organized under the laws of the State of New York and, together with it predecessor firms, has been engaged in the investment advisory business for over 50 years. Credit Suisse Capital Corporation ("CS Capital") is an 80% partner and Basic Appraisals, Inc. is a 20% partner in BEA Associates. CS Capital is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is a wholly-owned subsidiary of Credit Suisse, the second largest Swiss bank, which in turn is subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic Appraisals, Inc. BEA Associates is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.



               BEA Associates has sole investment discretion for the Portfolios and will make all decisions affecting assets in the Portfolios under the supervision of the Fund's Board of Directors and in accordance with each Portfolio's stated policies. BEA Associates will select investments for the Portfolios and will place purchase and sale orders on behalf of the Portfolios. For its services to the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield, BEA Municipal Bond Fund, BEA Balanced and BEA Short Duration Portfolios, BEA Associates will be paid (before any voluntary waivers or reimbursements) a monthly fee computed at an annual rate of .80%, 1.00%, .75%,
 .375%, .50%, .70%, .70%, .60% and .15% of average daily net assets, respectively.



               For the year ended August 31, 1995, BEA waived advisory fees with respect to the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA High Yield and BEA Municipal Bond Fund Portfolios in the amount of $0, $33,702, $88,725, $121,336, $68,558, $0, and $38,740 respectively. During the same period, BEA received advisory fees (after waivers) in the amount of $6,012,837, $1,250,012, $77,156, $133,139, $18,914, $1,002,002, and $295,376 respectively.


               As required by various state regulations, BEA Associates will reimburse the Fund or the Portfolio affected (as applicable) if and to the extent that the aggregate operating expenses of the Fund or the Portfolio affected exceed applicable state limits for the fiscal year, to the extent required by such state regulations. Currently, the most restrictive of such applicable limits is believed to be 2-1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of the remaining average annual net assets. Certain expenses, such as brokerage commissions, taxes, interest and extraordinary items, are excluded from this limitation. Whether such expense limitations apply to the Fund as a whole or to each Portfolio on an individual basis depends upon the particular regulations of such states.

               Each Portfolio bears all of its own expenses not specifically assumed by the Adviser. General expenses of the Fund not readily identifiable as belonging to a Portfolio of the Fund are allocated among all investment Portfolios by or under the direction of the Fund's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Portfolio include, but are not limited to, the following (or a Portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a Portfolio by BEA Associates; (c) expenses of organizing the Fund that are not attributable to a class of the Fund; (d) certain of the filing fees and expenses relating to the registration and qualification of the Fund and a Portfolio's shares under Federal and/or state securities laws and maintaining such registrations and qualifications; (e) fees and salaries payable to the Fund's directors and officers; (f) taxes (including any income or franchise taxes) and governmental fees; (g) costs of any liability and other insurance or fidelity bonds; (h) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Fund or a Portfolio for violation of any law;
(i) legal, accounting and auditing expenses, including legal fees of special counsel for the independent directors; (j) charges of custodians and other agents; (k) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto for existing shareholders, reports, statements, and confirmations to shareholders and proxy material that are not attributable to a class; (l) costs of mailing prospectuses, statements of additional information and supplements thereto to existing shareholders, as well as reports to shareholders and proxy material that are not attributable to a class; (m) any extraordinary expenses; (n) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (o) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; (p) costs of PFPC's use of independent pricing services to value a Portfolio's securities; and (q) the cost of investment company literature and other publications provided by the Fund to its directors and officers. Transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, organizational expenses and registration fees and other costs identified as belonging to a particular class of the Fund are allocated to such class.

               Under the Advisory Contracts, BEA Associates will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a Portfolio in connection with the performance of the Advisory Contracts, and shall be indemnified for any losses and expenses in connection with any claim relating thereto, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of BEA Associates in the performance of its duties or reckless disregard by it of its obligations and duties under the Advisory Contracts.

               The Advisory Contracts were approved on July 26, 1995, by vote of the Fund's Board of Directors, including a majority of those directors who are not parties to the Advisory Contracts or interested persons (as defined in the 1940 Act) of such parties. The Advisory Contracts were approved by each Portfolio's initial shareholder. Each Advisory Contract is terminable by vote of the Fund's Board of Directors or by the holders of a majority of the outstanding voting securities of the relevant Portfolio, at any time without penalty, on 60 days' written notice to BEA Associates. Each of the Advisory Contracts may also be terminated by BEA Associates on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of assignment thereof.

               CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank, National Association ("PNC"), serves as custodian for the BEA Municipal Bond Fund pursuant to a custodian agreement (the "PNC Custodian Agreement"). PNC's principal business address is 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103. Brown Brothers Harriman & Co. ("BBH") acts as the custodian for the remaining Portfolios and also acts as the custodian for the Portfolios' foreign securities pursuant to a Custodian Agreement (the "BBH Custodian Agreement," and together with the PNC Custodian Agreement, the "Custodian Agreements"). Under the Custodian Agreements, PNC and BBH (the "Custodians")
(a) maintain a separate account or accounts in the name of each Portfolio, (b) hold and transfer portfolio securities on account of each Portfolio, (c) accept receipts and make disbursements of money on behalf of each Portfolio, (d) collect and receive all income and other payments and distributions on account of each Portfolio's portfolio securities, and (e) make periodic reports to the Fund's Board of Directors concerning each Portfolio's operations. The Custodians are authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that the Custodians remain responsible for the performance of all their duties under the Custodian Agreements and hold the Fund harmless from the negligent acts and omissions of any sub-custodian. For their services to the Fund under the Custodian Agreements, each of the Custodians receive a fee which is calculated based upon each Portfolio's average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.

               PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the BEA Classes pursuant to a Transfer Agency Agreement, as supplemented (collectively, the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of each of the BEA Classes, (b) addresses and mails all communications by each Portfolio to record owners of shares of each such Class, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders,
(c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Fund's Board of Directors concerning the operations of each BEA Class. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services to the Fund under the Transfer Agency Agreement, PFPC receives a fee for orders which are placed via third parties and electronically relayed to PFPC at the annual rate of $8 per account for the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity and BEA Global Fixed Income Portfolios, and $11 per account for the BEA U.S. Core Fixed Income and BEA Municipal Bond Fund Portfolios. PFPC receives a fee for all other orders at an annual rate of $10 per account for the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity and BEA Global Fixed Income Portfolios, and $13 per account for the BEA U.S. Core Fixed Income and BEA Municipal Bond Fund Portfolios.


                             PORTFOLIO TRANSACTIONS

               Subject to policies established by the Board of Directors, BEA Associates is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Portfolios. In executing portfolio transactions, BEA Associates seeks to obtain the best net results for a Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While BEA Associates generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best results in particular transactions.

               Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. The reasonableness of any negotiated commission paid by the Portfolios will be evaluated on the basis of the difficulty involved in execution, the time taken to conclude the transaction, the extent of the broker's commitment, if any, of its own capital and the amount involved in the transaction. It should be noted that commission rates in U.S. Markets are negotiated.

               In the case of over-the-counter issues, there is generally no stated commission, but the price usually includes an undisclosed commission or markup, and the Portfolio will normally deal with the principal market makers unless it can obtain better terms elsewhere.

               No Portfolio has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. BEA Associates may, consistent with the interests of a Portfolio and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio and other clients of BEA Associates. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by BEA Associates under his respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that BEA Associates, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of BEA Associates to a Portfolio and its other clients and that the total commissions paid by a Portfolio will be reasonable in relation to the benefits to a Portfolio over the long-term.

               Corporate debt and U.S. Government securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers.
The Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

               BEA Associates may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from a Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that a Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that a Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

               Investment decisions for each Portfolio and for other investment accounts managed by BEA Associates are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account.
While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed to be beneficial to a Portfolio. A Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which BEA Associates or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Fund's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Fund's directors as deemed necessary and appropriate require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that BEA Associates not participate in or benefit from the sale to a Portfolio.

               In no instance will portfolio securities be purchased from or sold to the Distributor or BEA Associates or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

               During the year ended August 31, 1995, BEA International Equity Portfolio paid $3,662,674 of brokerage commissions, BEA Emerging Markets Equity Portfolio paid $778,886 of brokerage commissions, BEA U.S. Core Equity Portfolio paid $110,474 of brokerage commissions, and for each other Portfolio no brokerage commissions were paid during such period.



               The BEA Short Duration Portfolio expects that its annual portfolio turnover rate will not exceed 500% under normal market conditions.
BEA International Equity, BEA Emerging Markets Equity and BEA High Yield Portfolios expect that their annual Portfolio turnover rate should not exceed 150% under normal market conditions. BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund expect that their annual portfolio turnover rate should not exceed 100% under normal market conditions. The BEA Balanced Portfolio expects that its annual portfolio turnover rate will not exceed 100% under normal market conditions for the equity portion and 100% for the fixed income portion. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Portfolio. Federal income tax laws may restrict the extent to which a Portfolio may engage in short term trading of securities. See "Taxes". Each of the Portfolios anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Portfolio during the year.



                       PURCHASE AND REDEMPTION INFORMATION

               The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act so that a Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Portfolio.

               Under the Investment Company Act, a Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

               Recently the staff of the SEC has recommended that the SEC consider recommending to the United States Congress that the Investment Company Act be amended to permit so-called "Interval Funds". Such Interval Funds may be structured to permit redemptions less frequently than daily. In the event that the SEC administratively or Congress legislatively permits the creation of such Interval Funds, the Portfolios may consider appropriate changes in their structures to conform with such provisions and to recognize the nature of the markets in foreign securities.


                               VALUATION OF SHARES

               The net asset value per share of each Portfolio is calculated separately as of the close of regular trading of the NYSE on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Securities which are listed on stock exchanges, whether U.S. or foreign are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the valuation. Portfolio securities primarily traded in foreign markets may be traded in such markets on days which are not Business Days. Because net asset value per share of each Portfolio is determined only on Business Days, the net asset value of shares of a Portfolio may be significantly affected on days when an investor does not have access to the Portfolio. If on any Business Day a foreign securities exchange or foreign market is closed, the securities traded on such exchange or in such market will be valued at the last sale price reported on the previous business day of such foreign exchange or market. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors or its delegates as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at 4:00 p.m.; securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Any assets which are denominated in a foreign currency are converted into U.S. dollars at the prevailing market rates for purposes of calculating net asset value.

               Foreign currency exchange rates are generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events will not be reflected in a computation of the Portfolio's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The foreign currency exchange transactions of a Portfolio conducted on a spot basis will be valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

               In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Fund's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

               TOTAL RETURN. For purposes of quoting and comparing the performance of the Portfolios to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:

                    P(1 + T)TO THE POWER OF n = ERV

             Where: P =  a hypothetical initial payment of $1,000

                    T =  average annual total return

                    n =  number of years (1, 5 or 10)

                   ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

               Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial

$1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.

               The Portfolios may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Portfolio's performance with other measures of investment return. For example, in comparing a Portfolio's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as appropriate, a Portfolio may calculate its aggregate and/or average annual total return for the specified periods of time by assuming the investment of $10,000 in Portfolio shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. The Portfolio does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Portfolio will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


               Calculated according to the SEC rules for the period beginning on the commencement of operations and ending August 31, 1995, the average annual total return for the BEA International Equity Portfolio (commencing October 1,
1992), BEA Emerging Markets Equity Portfolio (commencing February 1, 1993), BEA U.S. Core Equity Portfolio (commencing September 1, 1994), BEA High Yield Portfolio (commencing March 1, 1993), BEA U.S. Core Fixed Income Portfolio (commencing April 1, 1994), BEA Global Fixed Income Portfolio (commencing June 28, 1994), and BEA Municipal Bond Fund Portfolio (commencing June 20, 1994), respectively was 9.37% (annualized), 8.70% (annualized), 19.75% (annualized), 9.02% (annualized), 7.48% (annualized), 9.02% (annualized) and 7.28% (annualized). For the same period, the aggregate total return for the Portfolios was 29.85%, 24.02%, 19.75%, 24.15%, 10.78%, 10.72%, and 8.86%,
respectively.



               Calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the BEA

International Equity and BEA Emerging Markets Equity Portfolios and ending on August 31, 1995, the average annual total return for the Portfolios was 9.74% and 9.35%, respectively. The aggregate total return for the Portfolios calculated according to the non-standardized computation for the period beginning on the commencement of operations of each of the Portfolios and ending August 31, 1995 was 31.15% and 25.94%, respectively.


               YIELD. Certain Portfolios may also advertise their yield. Under the rules of the SEC, a Portfolio advertising yield must calculate yield using the following formula:

                         YIELD = 2[(a-b +1)TO THE POWER OF 6 - 1]
                                    ---
                                    cd

               Where:    a =  dividends and interest earned during the period.

                         b =   expenses accrued for the period (net of
                    reimbursement).

                         c =   the average daily number of shares outstanding
                    during the period that were entitled to receive dividends.

                         d =   the maximum offering price per share on the last
                    day of the period.

               Under the foregoing formula, yield is computed by compounding semi-annually, the net investment income per share earned during a 30 day period divided by the maximum offering price per share on the last day of the period. For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

               Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields will fluctuate, they cannot be compared with yields on savings account or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

               The yields on certain obligations are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's Investors Service and Standard & Poor's Corporation represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by a Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Portfolio's investment adviser will consider whether the Portfolio should continue to hold the obligation.

                                      TAXES


               GENERAL TAX CONSEQUENCES TO THE FUND AND ITS SHAREHOLDERS. The following is only a summary of certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion in this Statement of Additional Information and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

               Each Portfolio has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Portfolio is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it (a) distributes an amount equal to the sum of (i) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (ii) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement"), and (b) satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

               In addition to satisfaction of the Distribution Requirement each Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of any of the following investments, if such investments were held for less than three months: (a) stock or securities (as defined in Section 2(a)(36) of the 1940
Act); (b) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies); and (c) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the regulated investment company's principal business of investing in stock or securities (or in options and futures with respect to stocks or securities) (the "Short-Short Gain Test"). Interest (including accrued original issue discount, "accrued market discount") received by a Portfolio at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security for purposes of the Short-Short Gain Test. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

               Future Treasury regulations may provide that currency gains that are not "directly related" to a Portfolio's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirements. Income derived by a regulated investment company from a partnership or trust (including a foreign entity that is classified as a partnership or trust for U.S. federal income tax purposes) will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

               In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

               The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. A Portfolio will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

               Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

               Each Portfolio intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Portfolio as capital gain dividends may not exceed the net capital gain of such Portfolio for any taxable year, determined by excluding any net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of each Portfolio's respective taxable year.

               In the case of corporate shareholders, distributions (other than capital gain dividends) of a Portfolio for any taxable year will qualify for the 70% dividends received deduction, only to the extent of the gross amount of
"qualifying dividends" received by such Portfolio for the year.   Generally, a
dividend will be treated as a "qualifying dividend" only if it has been received from a domestic corporation. However, if a Portfolio owns at least 10 percent of the stock (by vote and value) of certain foreign corporations with U.S. source income, then a portion of the dividends paid by such foreign corporations may constitute "qualifying dividends". A dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. The Fund will designate the portion, if any, of the distribution made by a Portfolio that qualifies for the dividends received deduction in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Portfolio's taxable year.

               Investors should note that recent legislative changes made to the Code have increased the significance of the distinction between capital gain and ordinary income distributions for some individual investors. Under this legislation, the maximum marginal rate on ordinary income for individuals, trusts and estates has nominally been increased only from 28% to 31%.

However, due to the phase-out of personal exemptions and the enactment of limitations on itemized deductions for individual taxpayers whose adjusted gross income exceeds certain threshold amounts that depend on the taxpayer's filing status, the actual maximum marginal rate may be significantly greater. By contrast, the maximum rate on the net capital gain of individuals, trusts and estates remains 28%. Capital gains and ordinary income of corporate taxpayers will continue to be taxed at a nominal maximum rate of 34% (an effective marginal rate of 39% applies in the case of corporations having taxable income between $100,000 and $335,000). Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

               The BEA Municipal Bond Fund Portfolio is designed to provide investors with current tax-exempt interest income. Exempt interest dividends distributed to shareholders by this Portfolio are not included in the shareholder's gross income for regular Federal income tax purpose. In order for the Municipal Bond Portfolio to pay exempt interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the value of the Portfolio must consist of exempt interest obligations.

               In addition, the BEA Municipal Bond Fund Portfolio may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a nonexempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues are more than 5% of the total revenue derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholder.

               A Portfolio may acquire standby commitments with respect to Municipal Obligations held in its portfolio and will treat any interest received on Municipal Obligations subject to such standby commitments a tax-exempt income. In Rev. Rul. 82-144, 1982-2 C.B. 34, the Internal Revenue Service held that a mutual fund acquired ownership of municipal obligations for federal income tax purposes, even though the fund simultaneously purchased "put" agreements with respect to the same municipal obligations from the seller of the obligations. The Fund will not engage in transactions involving the use of standby commitments that differ materially from the transaction described in Rev. Rul. 82-144 without first obtaining a private letter ruling from the Internal Revenue Service or the opinion of counsel.

               Interest on indebtedness incurred by a shareholder to purchase or carry shares of the BEA Municipal Bond Fund Portfolio is not deductible for income tax purposes of (as expected) the BEA Municipal Bond Fund Portfolio distributes exempt interest dividends during the shareholder's taxable year.

Receipt of exempt interest dividends may result in collateral Federal income tax consequences to certain other taxpayers, including persons subject to alternative minimum tax (see Prospectus and discussion below), financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

               Corporate taxpayers may be liable for alternative minimum tax, which is imposed at the rate of 20% of "alternative minimum taxable income" (less, in the case of corporate shareholders with "alternative minimum taxable income" of less than $310,000, the applicable "exemption amount"), in lieu of the regular corporate income tax. "Alternative minimum taxable income" is equal to "taxable income" (as determined for corporate income regular tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt interest dividends (other than exempt interest dividends derived from certain private activity bonds ("AMT Preference Dividends"), as explained in the Prospectus) and to utilize the 70% dividends received deduction at the first level of computation, the Code requires (as a second computational step) that "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income."

               Corporate shareholders will have to take into account (1) all exempt interest dividends and (2) the full amount of all dividends from a Portfolio that are treated as "qualifying dividends" for purposes of the dividends received deduction in determining their "adjusted current earnings." As much as 75% of any exempt interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. Exempt interest dividends received by such a corporate shareholder may accordingly be subject to alternative minimum tax at an effective rate of 15%.

               Corporate investors should also note that the Superfund Amendments and Reauthorization Act of 1986 imposes an environmental tax on corporate taxpayers of 0.14% of the excess of "alternative minimum taxable income" (with certain modifications) over $2,000,000 for taxable years beginning after 1986 and before 1996, regardless of whether such taxpayers are liable for alternative minimum tax.

               If for any taxable year any Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends (including amounts derived from interest on Municipal Obligations in the case of the BEA Municipal Bond Fund Portfolio) to the extent of such Portfolio's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Portfolio will be disallowed to the extent an investor repurchases shares of the same Portfolio within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares).
Dividends paid by a Portfolio in the form of shares within the 61-day period would be treated as a purchase for this purpose.

               The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Portfolio intends to distribute all of its taxable income currently, no Portfolio anticipates incurring any liability for this excise tax. However, investors should note that a Portfolio may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

               The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

               The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

               Although each Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Portfolio may be subject to the tax laws of such states or localities.

               Certain states exempt from state income taxation dividends paid by a regulated investment company that are derived from interest on U.S. Government obligations. Each Portfolio will accordingly inform its shareholders annually of the percentage, if any, of its ordinary dividends that is derived from interest on U.S. Government obligations. Shareholders should consult with their tax advisers as to the availability and extent of any applicable state income tax exemption.

               SPECIAL TAX CONSIDERATIONS. The following discussion relates to the particular Federal income tax consequences of the investment policies of the Portfolios. The ability of the Portfolios to engage in options, short sale and futures activities will be somewhat limited by the requirements for their continued qualification as regulated investment companies under the Code, in particular the Distribution Requirement, the Short-Short Gain Test and the Asset Diversification Requirement.

               STRADDLES.     The options transactions that the Portfolios enter
into may result in "straddles" for Federal income tax purposes. The straddle rules of the Code may affect the character of gains and losses realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Portfolios for the taxable year in which such losses are realized. Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the "required distribution" that the Portfolios must make in order to avoid Federal excise tax.
Furthermore, in determining their investment company taxable income and ordinary income, the Portfolios may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The tax consequences to the Portfolios of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Portfolios are uncertain which (if any) of these elections they will make.

               Because only a few regulations implementing the straddle rules have been promulgated by the U.S. Treasury, the tax consequences to the Portfolios of engaging in options transactions are not entirely clear. Nevertheless, it is evident that application of the straddle rules may substantially increase or decrease the amount which must be distributed to shareholders in satisfaction of the Distribution Requirement (or to avoid Federal excise tax liability) for any taxable year in comparison to a fund that did not engage in options transactions. For purposes of the Short-Short Gain Test, current Treasury regulations provide that (except to the extent that the short sale rules discussed below would otherwise apply) the straddle rules will have no effect on the holding period of any straddle position. However, the U.S. Treasury has announced that it is continuing to study the application of the straddle rules for this purpose.

               OPTIONS AND SECTION 1256 CONTRACTS. The writer of a covered put or call option generally does not recognize income upon receipt of the option premium. If the option expires unexercised or is closed on an exchange, the writer generally recognizes short-term capital gain. If the option is exercised, the premium is included in the consideration received by the writer in determining the capital gain or loss recognized in the resultant sale. However, certain options transactions that the Portfolios enter into, as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market entered into by the Portfolios, will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end marking-to-market of Section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss. Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the relevant Portfolio for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of Section 1256 contracts that the relevant Portfolio continued to hold. Investors should also note that
Section 1256 contracts will be treated as having been sold on October 31 in calculating the "required distribution" that a Portfolio must make to avoid Federal excise tax liability.

               Each of the Portfolios may elect not to have the year-end marking-to-market rule apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of such Portfolio that are not Section 1256 contracts (the "Mixed Straddle Election"). It is unclear under present law how certain gain that the Portfolios may derive from trading in Section 1256 contracts for which a Mixed Straddle Election is not made will be treated for purposes of the "Short-Short Gain Test." The Portfolios may seek a ruling from the Internal Revenue Service in order to resolve this issue.

               FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Portfolio qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the Asset Diversification Requirement. A Portfolio may request a private letter ruling from the Internal Revenue Service for guidance on some or all of these issues.

               Under Code Section 988 special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss. In certain circumstances where the transaction is not undertaken as part of a straddle, a Portfolio may elect capital gain or loss treatment for such transactions. Alternatively, a Portfolio may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss. In general gains or losses from a foreign currency transaction subject to Code Section 988 will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if losses from a foreign currency transaction subject to Code
Section 988 exceed other investment company taxable income during a taxable year, a Portfolio will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Shares.

               PASSIVE FOREIGN INVESTMENT COMPANIES. If a Portfolio acquires shares in certain foreign investment entities, called "passive foreign investment companies" ("PFIC"), such Portfolio may be subject to "deferred" Federal income tax on a portion of any "excess distribution" received with respect to such shares or on a portion of any gain recognized upon a disposition of such shares, notwithstanding the distribution of such income to the shareholders of such Portfolio. Additional charges in the nature of interest may also be imposed on a Portfolio in respect of such deferred taxes. However, in lieu of sustaining the foregoing tax consequences, a Portfolio may elect to have its investment in any PFIC taxed as an investment in a "qualified electing fund" ("QEF"). A Portfolio making a QEF election would be required to include in its income each year a ratable portion, whether or not distributed, of the ordinary earnings and net capital gain of the QEF. Any such QEF inclusions would have to be taken into account by a Portfolio for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement.

               The Internal Revenue Service has proposed regulations that would permit a Portfolio to elect (in lieu of paying deferred tax or making a QEF election) to mark-to-market annually any PFIC shares that it owned and to include any gains (but not losses) that it was deemed to realize as ordinary income. A Portfolio generally would not be subject to deferred Federal income tax on any gains that it was deemed to realize as a consequence of making a mark-to-market election, but such gains would be taken into account by the Portfolio for purposes of satisfying the Distribution Requirement and the excise tax distribution requirement. The proposed regulations would generally apply only prospectively, to taxable years ending after their promulgation as final regulations.

               SHORT-SHORT GAIN TEST. Because of the Short-Short Gain Test, the Portfolios may have to limit the sale of appreciated (but not depreciated) securities that they have held for less than three months. The short sale of (including for this purpose the acquisition of a put option on) (1) securities held on the date of the short sale or acquired after the short sale and on or before the date of closing thereof or (2) securities which are "substantially identical" to securities held on the date of the short sale or acquired after the short sale and on or before the date of the closing thereof may reduce the holding period of such securities for purposes of the Short-Short Gain Test.

               Any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of such hedge for purposes of the Short-Short Gain Test. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of the Short-Short Gain Test. Each of the Portfolios anticipates engaging in hedging transactions that qualify as designated hedges. However, because of the failure of the U.S. Treasury to promulgate regulations as authorized by the Code, it is not clear at the present time whether this treatment will be available to all of the Portfolios' hedging transactions. To the extent the Portfolios' transactions do not qualify as designated hedges, the Portfolios' investments in short sales, options or other transactions may be limited.

               ASSET DIVERSIFICATION REQUIREMENT. For purposes of the Asset Diversification Requirement, the issuer of a call option on a security (including an option written on an exchange) will be deemed to be the issuer of the underlying security. The Internal Revenue Service has informally ruled, however, that a call option that is written by a fund need not be counted for purposes of the Asset Diversification Requirement where the fund holds the underlying security. However, the Internal Revenue Service has also informally ruled that a put option written by a fund must be treated as a separate asset and its value measured by "the value of the underlying security" for purposes of the Asset Diversification Requirement, regardless (apparently) of whether it is "covered" under the rules of the exchange. The Internal Revenue Service has not explained whether in valuing a written put option in this manner a fund should use the current value of the underlying security (its prospective future investment); the cash consideration that must be paid by the fund if the put option is exercised (its liability); or some other measure that would take into account the fund's unrealized profit or loss in writing the option. Under the Code, a fund may not rely on informal rulings of the Internal Revenue Service issued to other taxpayers. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its writing of options in order to stay within the limits of the Asset Diversification Requirement.


                  ADDITIONAL INFORMATION CONCERNING FUND SHARES


               The Fund has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 12.2 billion shares are currently classified as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (U.S. Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (U.S. Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (U.S. Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock (Laffer/Canto Equity), 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock (Growth & Income Series
2), 100 million shares are classified as Class EE Common Stock (Balanced Series
2), 700 million shares are classified as Class Alpha 1 Common Stock (Money), 200 million shares are classified as Class Alpha 2 Common Stock (Municipal Money), 500 million shares are classified as Class Alpha 3 Common Stock (U.S. Government Money), 100 million shares are classified as Class Alpha 4 Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (U.S. Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (U.S. Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (U.S. Government Money), 1 million shares are classified as

Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (U.S. Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (U.S. Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money).
Shares of the Class T, U, V, X, Y, Z, AA, BB and CC Common Stock constituted the BEA classes. Under the Fund's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.


               The classes of Common Stock have been grouped into fifteen separate "families": the RBB Family, the Warburg Pincus Family, the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Bradford Family, the BEA Family, the Janney Montgomery Scott Money Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The RBB Family represents interests in one non-money market portfolio as well as the Money Market and Municipal Money Market Portfolios; the Warburg Pincus Family represents interests in the Growth & Income, Balanced, and Tax Free Funds; the Cash Preservation Family represents interests in the Money Market and Municipal Money Market Portfolios; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Portfolios; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios; the Bradford Family represents interests in the Municipal Money Market and Government Obligations Money Market Portfolios; the BEA Family represents interests in nine non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Portfolios.

               The Fund does not currently intend to hold annual meetings of
shareholders except as required by the 1940 Act or other applicable law.   The
Fund's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

               As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

               Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Fund's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, (for example by Rule 18f-2 discussed above) or by the Fund's Articles of Incorporation, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                                  MISCELLANEOUS

               COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103 serves as counsel to the Fund, PIMC, PNC, PFPC and the Distributor. The law firm of Drinker Biddle & Reath, 1100 Philadelphia National Bank Building, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107, serves as counsel to the Fund's independent directors.


               INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The Portfolios' financial statements which appear in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., as set forth in their report, which also appears in this Statement of Additional Information, and have been included herein in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


               CONTROL PERSONS. As of September 29, 1995, to the Fund's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Fund indicated below. See "Additional Information Concerning Fund Shares" above. The Fund does not know whether such persons also beneficially own such shares.


 PORTFOLIO                                   NAME AND ADDRESS                                                    PERCENT OWNED
 ---------                                   ----------------                                                    -------------
 Warburg Pincus                              Charles Schwab & Co., Inc. Reinvest Account                             33.16
 Growth & Income Fund (Class A)              Attn:  Mutual Funds Dept.
                                             101 Montgomery Street
                                             San Francisco, CA  94104-4122

                                             National Financial Services Corp.                                       11.93
                                             FBO Customers
                                             P.O. Box 3908
                                             Church Street Station
                                             New York, New York  10008-3908

 Warburg Pincus                              Charles Schwab & Co., Inc.                                              41.00
 Balanced Fund                               Reinvest Account
 (Class C)                                   Attn:  Mutual Funds Dept.
                                             101 Montgomery Street
                                             San Francisco, CA  94104-4122

                                             National Financial Services Corp.                                       19.56
                                             FBO Customers
                                             P.O. Box 3908
                                             Church Street Station
                                             New York, New York  10008-3908


 Warburg Pincus                              Gruntal Co.                                                             10.67
 Tax Free Fund                               FBO 995-10702-19
 (Class D)                                   14 Wall Street
                                             New York, New York  10005-2176

                                             Gruntal Co.                                                              9.59
                                             FBO 995-16852-14
                                             14 Wall Street
                                             New York, New York  10005-2176

 RBB Money Market Portfolio                  Luanne M. Garvey and Robert J. Garvey                                    14.3
 (Class E)                                   2729 Woodland Avenue
                                             Trooper, PA  19403

                                             Harold T. Erfer                                                          13.0
                                             414 Charles Lane
                                             Wynnewood, PA 19096

                                             M. McElhinny and Contribution Account                                    16.8
                                             4943 King Arthur Drive
                                             Erie, PA  16506


                                       54


                                             E.L. Haines Jr. and Betty J. Haines                                      7.8
                                             2341 Pinebluff Drive
                                             Dallas, TX  75228

                                             John Robert Estrada and                                                 13.5
                                             Shirley Ann Estrada
                                             1700 Raton Drive
                                             Arlington, TX  76018

                                             Eric Levine and Linda & Howard Levine                                   29.5
                                             67 Lanes Pond Road
                                             Howell, NJ  07731


 RBB Municipal Money Market Portfolio        William B. Pettus Trust                                                 10.9
 (Class F)                                   Augustine W. Pettus Trust
                                             827 Winding Path Lane
                                             St. Louis, MO  63021-6635

                                             Seymour Fein                                                            89.1
                                             P.O. Box 486
                                             Tremont Post Office
                                             Bronx, NY  10457-0486

 Cash Preservation Money Market Portfolio    Jewish Family and Children's                                            56.0
 (Class G)                                   Agency of Philadelphia
                                             Capital Campaign
                                             Attn:  S. Ramm
                                             1610 Spruce Street
                                             Philadelphia, PA 19103

                                             Helen M. Ellenby                                                         5.9
                                             503 Falcon Lane
                                             West Chester, PA  19382-5716

                                             Lynda R. Succ Trustee for in Trust under The Lynda R.                   11.5
                                             Campbell Caring Trust
                                             935 Rutger Street
                                             St. Louis, MO  63104

 CASH Preservation Municipal Money Market    Larnie Johnson and Mary Alice                                             6.5
 Portfolio                                   Johnson
 (Class H)                                   4927 Lee Avenue
                                             St. Louis, MO  63115-1726


                                       55


                                             Deborah C. Brown of Trustee for Barbara J.C. Custis                      6.5
                                             Trustee
                                             The Crowe Trust
                                             9921 West 128th Terrace
                                             Overland Park, KS  66213

 Sansom Street Money Market Portfolio        Wasner & Co.                                                            15.3
 (Class I)                                   FAO Paine Webber and Managed Assets Sundry Holdings
                                             Attn:  Joe Domizio
                                             200 Stevens Drive
                                             Lester, PA  19113

                                             Saxon and Co.                                                           75.1
                                             FBO Paine Webber
                                             A/C 32 32 400 4000038
                                             P.O. Box 7780 1888
                                             Philadelphia, PA  19182

                                             Robertson Stephens & Co.                                                 9.6
                                             FBO Exclusive Benefit Investors
                                             555 California St./#2600
                                             San Francisco, CA  94104

 BEA High Yield Portfolio                    Chase Manhattan Bankers Trustee for Kendale Company Master              17.9
 (Class U)                                   Pension Plan
                                             Attn: Mark Tesoriero
                                             3 Metrotech Center
                                             6th Floor
                                             Brooklyn, NY  11245

                                             Temple Inland Master Retirement Trust                                    5.9
                                             303 South Temple Drive
                                             Diboll, TX  75941

                                             State of Oregon                                                         55.6
                                             Treasury Department
                                             159 State Capital Building
                                             Salem, or  97310

 BEA Emerging Markets Equity Portfolio       Wachovia Bank North Carolina Trust for Carolina Power &                 11.9
 (Class V)                                   Light Co. Supplemental Retirement Trust
                                             301 N. Main Street
                                             Winston-Salem, NC  27101

                                       56


                                             Northern Trust Company Trustee for Texas Instruments                   19.696
                                             Employee Plan
                                             P.O. Box 92956
                                             Chicago, IL  60675-2956

                                             Hall Family Foundation                                                  20.5
                                             P.O. Box 419580
                                             Kansas City, MO  64208

                                             Northern Trust                                                          12.2
                                             Trustee for Pillsbury
                                             P.O. Box 92956
                                             Chicago, IL  60675

                                             Amherst H. Wilder Foundation                                             6.0
                                             919 Lafond Avenue
                                             St. Paul, MN  55104

                                             Northern Trust Company Trste                                            20.4
                                             for Texas Instruments Employee Plan
                                             P.O. Box 92956 AC 22-69966/2-059328
                                             Chicago, IL  60675-2956

                                             Wachovia Bank of North Carolina NA
                                             and for Fleming Companies, Inc.
                                             TRST Master Pension Trust                                                5.0
                                             307 north Main - 3099 St. P.O. Box
                                             Winston Salem, NC  27150

 BEA US Core Equity Portfolio                Bank of New York                                                        61.8
 (Class X)                                   Trust APU Buckeye Pipeline
                                             One Wall Street
                                             New York, NY 10286

                                             Werner & Pfleiderer Pension                                             11.1
                                             Plan Employees
                                             663 E. Crescent Avenue
                                             Ramsey, NJ 07446

                                             BEA Associates                                                           9.3
                                             FAO Profit Sharing Trust
                                             153 E. 53rd Street
                                             New York, NY  10022

                                             BEA Associates                                                           5.9
                                             FAO Pension Trust
                                             153 E. 53rd Street
                                             New York, NY  10022


                                       57


 BEA US Core Fixed Income Portfolio          New England UFCW & Employers' Pension Fund Board of Trustees            30.2
 (Class Y)                                   161 Forbes Road, Suite 201
                                             Braintree, MA  02184

                                             Bankers Trust                                                           23.6
                                             Trust Pechniney Corp. Pension Master Trust
                                             34 Exchange Place
                                             4th Floor
                                             Jersey City, NJ  07302

                                             Kollmorgen Corporation                                                   5.5
                                             Pension Trust
                                             1601 Thapelo Road
                                             Waltham, MA  02154

                                             Patterson & Co.                                                          9.9
                                             P.O. Box 7829
                                             Philadelphia, PA  19101

                                             Bank of New York                                                        11.4
                                             Fenway Partners Master Trust
                                             One Wall Street - 12th Floor
                                             New York, NY  10286

 BEA Global Fixed Income Portfolio           Sunkist Master Trust                                                    45.2
 (Class Z)                                   14130 Riverside Drive
                                             Sherman Oaks, CA  91423

                                             Key Trust Co. of Ohio                                                   25.1
                                             FBO Eastern Enterp. Collective Inv. Trust
                                             P.O. Box 901536
                                             Cleveland, OH  44202-1559

                                             Patterson & Co.
                                             P.O. Box 7829                                                           29.7
                                             Philadelpia, PA  19101


 BEA Municipal Bond Fund Portfolio           William A. Marquard                                                     29.7
 (Class AA)                                  2199 Maysville Road
                                             Carlisle, KY  40311

                                             Arnold Leon                                                             10.4
                                             c/o Fiduciary Trust Company
                                             P.O. Box 3199
                                             Church Street Station
                                             New York, NY  10008

                                       58


                                             Edgar E. Sharp                                                           7.4
                                             P.O. Box 8338
                                             Longboat Key, FL  34228

                                             John C. Cahill                                                          13.6
                                             c/o David Holmgren
                                             30 White Birch Lane
                                             Cots Cob, CT  06870

                                             Irwin Bard                                                               7.3
                                             1750 North East 183rd St. North
                                             Miami Beach, FL  33160

  Warburg Pincus Growth & Income Series 2    Connecticut General Life Ins. Co. on behalf of its separate             98.71
 (Class DD)                                  accounts
                                             55E 55F 55G c/o Melissa Spencer
                                             M110
                                             CIGNA Corp. P.O. Box 2975
                                             Hartford, CT  06104-2975

 Warburg Pincus Balanced Fund Series 2       Warburg Pincus Counsellors Inc.                                         85.19
 (Class EE)                                  Attn:  Stephen Distler
                                             466 Lexington Avenue
                                             10th Floor
                                             New York, New York  10017-3140

 Janney Montgomery Scott Money Market        Janney Montgomery Scott                                                  100
 Portfolio                                   1801 Market Street
 (Class Alpha 1)                             Philadelphia, PA  19103-1675

 Janney Montgomery Scott Municipal Money     Janney Montgomery Scott                                                  100
 Market Portfolio                            1801 Market Street
 (Class Alpha 2)                             Philadelphia, PA  19103-1675

 Janney Montgomery Scott Government          Janney Montgomery Scott                                                  100
 Obligations Money Market Portfolio          1801 Market Street
 (Class Alpha 3)                             Philadelphia, PA  19103-1675

 Janney Montgomery Scott New York Municipal  Janney Montgomery Scott                                                  100
 Money Market Portfolio                      1801 Market Street
 (Class Alpha 4)                             Philadelphia, PA  19103-1675



     As of the above date, directors and officers as a group owned less than one percent of the shares of RBB.



     LITIGATION.  There is currently no material litigation affecting RBB.

                                    APPENDIX


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from "AAA" issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," and "CCC" - Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "CC" - This rating is reserved for issues that are currently in arrears on dividends or sinking fund payments but that are currently paying.

          "C" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in default, and payment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (- - -) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.


MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Corporation for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA Strategic Fixed Income and BEA Municipal Bond Portfolios of The RBB Fund, Inc., as of August 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years (or periods) in the two year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BEA International Equity, BEA Emerging Markets Equity, BEA U.S. Core Equity, BEA U.S. Core Fixed Income, BEA Global Fixed Income, BEA Strategic Fixed Income and BEA Municipal Bond Portfolios of The RBB Fund, Inc., as of August 31, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the years (or periods) in the two year period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON AND CONVERTIBLE STOCKS, WARRANTS AND
RIGHTS -- 93.4%
ARGENTINA -- 1.8%
  Bagley y Cia. Ltd..........................        1,710  $      3,507
  Banco de Galicia y Buenos Aires S.A. de
    C.V. Class B.............................       53,000       243,910
  Banco Frances del Rio de la Plata..........      253,916     1,740,108
  Buenos Aires Embotelladora S.A. ADR Class
    B........................................       29,400       698,250
  Compania Naviera Perez Companc S.A. Class
    B........................................      317,000     1,484,228
  Quilmes Industrial S.A. ADR................      119,040     2,339,136
  Sodigas del Sur S.A.+......................           55       742,112
  Sodigas Pampeana S.A.+.....................           55       841,061
  Telecom Argentina S.A. ADR.................       28,300     1,231,050
  Telecom Argentina S.A.
    Class B..................................      299,520     1,324,474
  Telefonica de Argentina ADR................       81,470     2,016,429
  YPF Sociedad Anonima S.A. ADS..............       79,500     1,401,188
                                                            ------------
                                                              14,065,453
                                                            ------------
AUSTRALIA -- 0.5%
  News Corp. Ltd.............................       45,050       258,618
  News Corp. Ltd. ADR........................      109,600     2,493,400
  News Corp. Ltd. Pfd........................       22,525       116,446
  News Corp. Ltd. Pfd. ADR...................       54,800     1,109,700
                                                            ------------
                                                               3,978,164
                                                            ------------
BRAZIL -- 5.3%
  Banco Bradesco S.A. PN.....................  635,847,475     6,129,054
  Banco Itau S.A. PN.........................    8,589,000     2,705,411
  Brasmotors S.A. PN.........................   10,120,000     2,601,296
  Centrais Eletricas Brasileiras S.A. ON.....    9,923,151     2,749,317
  Centrais Eletricas Brasileiras S.A. PN.....    7,173,060     1,979,817
  Centrais Eletricas Brasileiras S.A. PN
    ADR**....................................       36,000       500,184
  Cia. Cervejaria Brahma PN Warrants Expire
    1996**...................................      369,916        62,351

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
BRAZIL -- (CONTINUED)
  Cia. Energetica de Minas Gerais ADR........        1,613  $     36,147
  Cia. Paulista de Forca e Luz ON............   52,341,260     2,949,968
  Cia. Tecidos Norte de Minas Gerais PN......    7,709,000     2,598,767
  Lojas Americanas PN........................  203,461,786     5,251,318
  Multibras Eletrodo S.A. PN.................    2,173,100     2,266,388
  Petroleo Brasileiro S.A. PN................   12,457,733     1,200,824
  Telesp PN..................................   31,057,000     5,103,916
  Usinas Siderurgicas de Minas Gerais S.A.
    PN.......................................  3,320,798,000    3,393,389
  Usinas Siderurgicas de Minas Gerais S.A.
    144A ADR.................................      165,500     1,724,675
                                                            ------------
                                                              41,252,822
                                                            ------------
CANADA -- 0.6%
  Magna International, Inc.
    Class A..................................      100,100     4,479,475
                                                            ------------
CHILE -- 2.7%
  Chilectra S.A. 144A ADR....................       61,750     2,889,715
  Compania de Telefonos de Chile S.A. ADR....       81,470     5,947,310
  Embotelladora Andina S.A. ADR..............      100,800     3,490,200
  Empresa Nacional de Electricidad S.A.
    ADR......................................      258,500     5,137,688
  Enersis S.A. ADR...........................      126,500     3,209,937
                                                            ------------
                                                              20,674,850
                                                            ------------
DENMARK -- 1.1%
  Tele Danmark A/S ADS.......................      211,700     5,636,512
  Unidanmark A/S 144A........................       61,890     2,825,779
                                                            ------------
                                                               8,462,291
                                                            ------------
FINLAND -- 1.4%
  Kymmene OY.................................      115,900     3,409,756
  Nokia Corp. Class A........................       82,796     5,740,281
  Nokia Corp. ADR............................       27,900     1,935,563
                                                            ------------
                                                              11,085,600
                                                            ------------
FRANCE -- 6.3%
  Alcatel Alsthom Compagnie Generale
    D'Electricite............................       43,338     4,344,791

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
FRANCE -- (CONTINUED)
  Banque Nationale de Paris Ordinary.........       91,127  $  3,737,377
  Bertrand Faure.............................      134,662     5,176,024
  Bouygues...................................       36,998     4,500,866
  Carrefour Super Marche.....................       14,333     7,999,695
  Groupe Danone..............................            4           656
  Legrand....................................       11,364     1,735,942
  Louis Vitton Moet Hennesey.................       23,230     4,179,117
  Michelin Class B...........................       94,365     4,094,535
  Schneider S.A..............................      114,140     4,703,820
  Technip S.A................................       74,320     4,762,064
  Valeo S.A..................................       78,235     3,734,112
                                                            ------------
                                                              48,968,999
                                                            ------------
GERMANY -- 4.2%
  Deutsche Bank AG...........................       80,490     3,729,690
  Gehe AG....................................        8,370     3,787,175
  Hoechst AG.................................       24,095     5,784,442
  Mannesmann AG..............................       14,503     4,572,768
  SAP AG.....................................        6,450       980,136
  SAP AG 144A ADR............................       71,800     3,518,200
  Veba AG....................................      171,800     6,567,618
  Volkswagen AG..............................       12,621     3,861,553
                                                            ------------
                                                              32,801,582
                                                            ------------
HONG KONG -- 4.8%
  Cheung Kong Holdings Ltd...................      860,300     4,267,879
  China Light and Power Company Ltd..........    1,087,500     5,338,802
  Guoco Bank Ltd.............................      869,000     4,131,413
  HKR International Ltd......................    3,120,800     2,459,386
  HKR International Warrants Due 2000**......      274,920        56,117
  HSBC Holdings PLC..........................      524,011     7,039,649
  New World Development Company..............      881,000     3,209,638
  Sun Hung Kai Properties....................      574,200     4,172,696
  Swire Pacific Ltd. Class A.................      822,500     6,163,038
                                                            ------------
                                                              36,838,618
                                                            ------------
INDIA -- 0.9%
  India Fund Class B.........................       28,233        54,970
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
INDIA -- (CONTINUED)
  India Liberalisation Fund
    Class A 144A**...........................      301,632  $  2,491,480
  Indian Opportunity Fund Ltd.**.............      349,156     4,277,160
  Morgan Stanley India Investment Fund,
    Inc......................................        1,600        16,600
                                                            ------------
                                                               6,840,210
                                                            ------------
INDONESIA*** -- 0.3%
  PT Kabelindo Murni.........................    1,212,000       561,854
  PT Matahari Putra Prima....................    1,155,750     2,092,086
                                                            ------------
                                                               2,653,940
                                                            ------------
ISRAEL -- 2.0%
  ECI Telecom Ltd............................      256,020     5,280,413
  Geotek Communications, Inc.**..............       80,500       628,906
  Geotek Communications, Inc. Series M
    Cumulative Convertible Pfd.+.............          600     5,817,813
  Teva Pharmaceutical Industries Ltd. ADR....      100,840     3,819,315
                                                            ------------
                                                              15,546,447
                                                            ------------
ITALY -- 0.9%
  Industrie Natuzzi SPA ADR..................       28,200       987,000
  Telecom Italia Mobile**....................      846,884     1,248,561
  Telecom Italia Mobile di Risp.**...........    1,573,650     1,576,072
  Telecom Italia Non-Convertible di Risp.
    SPA......................................    1,573,650     2,024,579
  Telecom Italia SPA.........................      846,884     1,360,645
                                                            ------------
                                                               7,196,857
                                                            ------------
JAPAN -- 23.8%
  Aida Engineering Ltd.......................       90,000       667,519
  Amada Company Ltd..........................      136,000     1,419,130
  Aoki International Company Ltd.............       40,000       842,967
  Aoyama Trading Company.....................       91,000     2,420,460
  Asahi Bank Ltd.............................      296,000     3,088,696
  Bank of Tokyo Ltd..........................      241,000     3,722,864
  Brother Industries Ltd.....................      239,000     1,256,737
  Chubu Electric Power Company, Inc..........        1,787        41,681
  Citizen Watch Company Ltd..................      201,000     1,536,031

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
JAPAN -- (CONTINUED)
  Dai Nippon Printing Company................      274,000  $  4,344,757
  Dai-Ichi Kangyo Bank Ltd...................      364,000     6,293,197
  Daicel Chemical Industries.................      195,000     1,065,269
  Daiwa Securities Company Ltd...............      168,000     2,113,964
  Fuji Bank Ltd..............................      354,000     7,424,041
  Fuji Photo Film Company Ltd................      384,000     9,624,552
  Gakken Company Ltd.**......................      107,000       698,373
  Haseko Corp................................      173,000       796,419
  Hitachi Ltd................................      931,000    10,190,997
  Honda Motor Company........................      210,000     3,738,107
  Industrial Bank of Japan Ltd...............      286,000     8,046,036
  Kikkoman...................................      192,000     1,451,540
  Kirin Brewery Company Ltd..................      307,000     3,203,478
  Komatsu Ltd................................      546,000     4,507,642
  Konica Corp................................      255,000     1,820,870
  Kumagai-Gumi Ltd...........................      475,000     2,269,309
  Kureha Chemical Industry Company...........      238,000     1,049,391
  Marudai Food Company Ltd...................      108,000       772,297
  Marui Company Ltd..........................      153,000     2,692,174
  Maruichi Steel Tube........................       58,000     1,062,097
  Matsushita Electric Industrial Company.....      620,000     9,704,348
  Mitsubishi Estate Company Ltd..............      235,000     2,764,706
  Mitsubishi Gas and Chemical Company........      169,000       708,849
  Mitsubishi Trust and Banking Corp..........      173,000     2,884,808
  Nichicon...................................      144,000     2,062,404
  Nippon Meat Packers........................      147,000     2,030,179
  Nippon Oil Company.........................      642,000     3,631,980
  Nippon Sheet Glass Company Ltd.............        4,000        18,169
  Nisshinbo Industries, Inc..................      239,000     2,149,166
  Nitto Denko Corp...........................      252,000     3,995,908
  Nomura Securities Company Ltd..............      246,000     4,831,918
  NSK Ltd....................................      558,000     3,761,862
  Olympus Optical Company....................      246,000     2,234,762
  Sakura Bank Ltd............................      436,000     4,638,772
  Seino Transportation Company Ltd...........      103,000     1,717,545
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
JAPAN -- (CONTINUED)
  Sekisui House Ltd..........................      429,000  $  5,398,159
  Shimachu...................................       29,000       756,522
  Shiseido Company Ltd.......................      506,000     5,280,000
  Sumitomo Bank Ltd..........................      373,000     6,906,701
  Taiyo Yuden Company Ltd....................       85,000       895,652
  Takeda Chemical Industries Ltd.............      648,000     8,750,486
  Tohoku Electric Power Company..............      124,700     2,997,903
  Tokai Bank Ltd.............................      248,000     2,765,422
  Tokio Marine and Fire Insurance Company....      205,000     2,432,737
  Tokyo Style Corp. Ltd......................       93,000     1,322,455
  Toyota Motor Corp..........................      384,000     7,621,074
  Uny Company Ltd............................      111,000     1,771,458
  Yokogawa Electric Corp.....................      168,000     1,581,176
                                                            ------------
                                                             183,775,716
                                                            ------------
MALAYSIA -- 2.6%
  Genting Berhad.............................      454,000     4,022,209
  Malayan Banking Berhad.....................      656,000     5,391,060
  Renong Berhad Holding Company..............    2,164,000     4,181,391
  Technology Resources Industries Berhad**...      663,300     1,701,792
  Telekom Malaysia Berhad....................       87,000       610,343
  United Engineers Malaysia Ltd..............      594,000     3,976,669
                                                            ------------
                                                              19,883,464
                                                            ------------
MEXICO -- 4.0%
  Cementos Apasco S.A. de C.V................      274,829     1,207,316
  Cifra S.A. de C.V.
    Class A..................................       13,702        17,467
  Cifra S.A. de C.V. Class B.................      630,460       803,685
  Cifra S.A. de C.V. Class C.................      528,289       632,934
  Coca-Cola Femsa S.A. de C.V. ADR...........       68,800     1,591,000
  Corporacion Industrial San Luis S.A. de
    C.V. CPO.................................      117,199     2,782,072
  Grupo Carso S.A. de C.V. Class A1**........      206,280     1,326,321
  Grupo Elektra S.A. de C.V. CPO.............      300,000     1,432,907

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MEXICO -- (CONTINUED)
  Grupo Embotelladora de Mexico S.A. de C.V.
    GDS**....................................           50  $        613
  Grupo Industrial Alfa S.A. de C.V. Class
    A........................................      352,000     4,863,898
  Grupo Mexico S.A. Class B**................      666,400     3,433,131
  Grupo Modelo S.A. de C.V.
    Class C..................................      376,000     1,489,585
  Grupo Sidek S.A. de C.V.
    Class L**................................       12,223        13,160
  Grupo Televisa S.A. de C.V. CPO
    Certificates.............................       53,400       623,569
  Grupo Televisa S.A. de C.V. GDS............       57,860     1,374,175
  Kimberly Clark de Mexico
    S.A. de C.V. Class A.....................      129,900     1,807,395
  Panamerican Beverages, Inc.
    Class A..................................       74,800     2,225,300
  Telefonos de Mexico S.A. de C.V. Class A...      221,504       360,917
  Telefonos de Mexico S.A. de C.V. Class L...      683,071     1,117,356
  Telefonos de Mexico S.A. de C.V. Sponsored
    ADR......................................       25,600       838,400
  Telefonos de Mexico S.A. de C.V.
    Unsponsored ADR..........................        4,900         7,963
  Tubos de Acero de Mexico S.A.**............      213,000     1,463,099
  Tubos de Acero de Mexico S.A. ADR**........      157,100       981,875
                                                            ------------
                                                              30,394,138
                                                            ------------
NETHERLANDS -- 1.8%
  Koninklijke Pit Naderland NV 144A..........      160,960     5,547,983
  Philips Electronics NV.....................      180,825     8,112,392
  Philips Electronics NV ADR.................       11,500       517,500
                                                            ------------
                                                              14,177,875
                                                            ------------
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
NORWAY -- 0.5%
  Norsk Hydro A/S............................       87,200  $  3,689,100
                                                            ------------
PAKISTAN -- 0.0%
  Nishat Mills...............................        3,450         3,749
  Nishat Mills Rights**......................          517           240
  Phillips Electrical Pakistan...............        1,045         5,144
                                                            ------------
                                                                   9,133
                                                            ------------
PHILIPPINES -- 0.5%
  Philippine Long Distance Telephone Co.
    ADR......................................       61,950     3,895,112
                                                            ------------
PUERTO RICO -- 0.6%
  Cellular Communications of Puerto Rico Inc.
    ADR**....................................      152,900     4,701,675
                                                            ------------
RUSSIA -- 0.4%
  Petersburg Long Distance, Inc.**...........      228,800     1,630,200
  Templeton Russia Fund Inc.**...............      114,900     1,654,560
                                                            ------------
                                                               3,284,760
                                                            ------------
SINGAPORE -- 2.8%
  DBS Land Ltd...............................      393,000     1,128,786
  Overseas-Chinese Banking Corp. Ltd.***.....      473,000     5,327,702
  Sembawang Corp. Ltd........................      460,000     2,639,212
  Singapore Press Holdings***................      394,800     5,447,434
  United Overseas Bank Ltd.***...............      555,680     4,811,590
  Wing Tai Holdings..........................    1,325,000     2,359,908
                                                            ------------
                                                              21,714,632
                                                            ------------
SOUTH KOREA -- 1.1%
  Korea Fund, Inc............................      429,825     8,703,956
                                                            ------------
SPAIN -- 1.1%
  Banco Popular..............................       23,400     3,602,585
  Repsol S.A.................................        4,400       138,114
  Repsol S.A. ADR............................      143,100     4,525,538
                                                            ------------
                                                               8,266,237
                                                            ------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SWEDEN -- 2.9%
  Astra AB Fria Class A......................      175,520  $  5,821,160
  Astra AB Fria Class B......................       13,000       422,240
  Autoliv AB.................................       82,200     4,967,959
  Ericsson Telephone Company ADR Class B.....      281,600     6,019,200
  Hennes & Mauritz Fria Class B..............       80,304     4,765,326
                                                            ------------
                                                              21,995,885
                                                            ------------
SWITZERLAND -- 1.7%
  BBC Brown Boveri AG........................        5,606     5,915,014
  Roche Holding AG...........................        1,030     6,900,299
                                                            ------------
                                                              12,815,313
                                                            ------------
THAILAND*** -- 3.2%
  Advanced Information Services Public
    Company Ltd..............................      204,800     3,165,911
  Finance One Public Company Ltd.............      398,000     2,709,652
  Krung Thai Bank Public Company Ltd.........    1,541,270     5,987,312
  Phatra Thanakit Public Company Ltd.........      375,600     2,978,326
  Siam Cement Company Ltd....................       63,900     4,370,893
  Telecomasia Corp. Public Company Ltd.**....      407,000     1,312,115
  Thai Farmers Bank Public Company Ltd.......      460,100     4,495,971
                                                            ------------
                                                              25,020,180
                                                            ------------
UNITED KINGDOM -- 13.6%
  Airtours PLC...............................      796,120     4,545,170
  British Airport Authority PLC..............      847,101     6,768,093
  British Sky Broadcasting PLC**.............      226,000     1,192,095
  British Sky Broadcasting Group PLC ADR**...      322,200    10,229,850
  De la Rue PLC..............................      449,004     6,074,220
  Flextech PLC**.............................      612,610     4,162,766
  General Cable PLC**........................      396,300     5,647,275
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
UNITED KINGDOM -- (CONTINUED)
  House of Fraser PLC........................    1,787,300  $  3,798,759
  International Cabletel, Inc................      239,866     6,476,382
  Rentokil Group PLC.........................      948,610     4,370,871
  Reuters Holdings PLC Class B...............      442,020     3,840,199
  Reuters Holdings PLC ADR
    Class B..................................      144,300     7,557,713
  Standard Chartered Bank PLC................    2,089,769    14,005,730
  Vodafone Group PLC.........................    1,530,033     6,290,288
  Vodafone Group PLC ADR.....................      129,000     5,401,875
  Wassall PLC................................    1,274,192     5,455,917
  WPP Group PLC..............................    3,299,251     8,394,271
  WPP Group PLC ADR..........................       89,800       471,450
                                                            ------------
                                                             104,682,924
                                                            ------------
    TOTAL COMMON AND CONVERTIBLE STOCKS,
     WARRANTS AND RIGHTS (Cost
     $683,469,877)...........................                721,855,408
                                                            ------------
                                                   PAR
                                                  (000)
                                               -----------
FOREIGN BONDS -- 0.7%
HONG KONG -- 0.0%
  HKR International Ltd. 6.00% 06/26/00......  HKD    3,608      375,260
                                                            ------------
SOUTH AFRICA -- 0.7%
  Liberty Life Africa Convertible 144A
    6.50% 09/30/04...........................  $     1,700     1,938,000
  Sappi BVI Finance Ltd.
    Convertible 144A
    7.50% 08/01/02...........................        3,680     3,781,200
                                                            ------------
                                                               5,719,200
                                                            ------------
      TOTAL FOREIGN BONDS
       (Cost $5,736,881).....................                  6,094,460
                                                            ------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                       BEA INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
U.S. TREASURY OBLIGATIONS -- 3.7%
  U.S. Treasury Bills
    5.40% 09/21/95...........................  $     3,000  $  2,990,886
    5.415% 09/21/95..........................        5,000     4,984,958
    5.385% 11/09/95..........................       15,000    14,845,416
    5.415% 11/09/95..........................        6,000     5,938,166
                                                            ------------
    TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $28,758,866)......................                 28,759,426
                                                            ------------
SHORT-TERM INVESTMENT -- 2.2%
  BBH Grand Cayman U.S. Dollar
    Time Deposit
    4.875% 09/01/95..........................       16,646    16,646,000
                                                            ------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $16,646,000)...................................    16,646,000
                                                            ------------
  TOTAL INVESTMENTS AT VALUE -- 100.0%
    (Cost $734,611,624)...................................  $773,355,294
  LIABILITIES IN EXCESS
    OF OTHER ASSETS -- 0.0%...............................     (100,664)
                                                            ------------
  NET ASSETS (APPLICABLE to
    42,398,465 BEA shares) -- 100.0%......................  $773,254,630
                                                            ------------
                                                            ------------

  NET ASSET VALUE AND OFFERING
    PRICE PER SHARE
    ($773,254,630  DIVIDED BY 42,398,465).................        $18.24
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($18.24 x .9900)......................................        $18.06
                                                            ------------
                                                            ------------

  *   Cost   for  Federal   income   tax  purposes   at   August  31,   1995  is
   $735,164,987. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation..........  $   82,828,785
  Gross Depreciation..........     (44,638,478)
                                --------------
  Net Appreciation............  $   38,190,307
                                --------------
                                --------------

 ** Non-income producing securities.
*** Denotes foreign shares.
  + Not readily marketable securities.

                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts
ADS...........................  American Depository Shares
GDS...........................  Global Depository Shares

                             CURRENCY ABBREVIATIONS

HKD...........................  Hong Kong Dollars

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
  Dividends..................................  $   12,122,179
  Interest...................................       1,221,035
  Foreign taxes withheld.....................      (1,379,398)
                                               --------------
    TOTAL INVESTMENT INCOME..................      11,963,816
                                               --------------
EXPENSES
  Investment advisory fees...................       6,012,837
  Administration service fees................       1,127,321
  Custodian fees.............................       1,116,208
  Administration fees........................         939,506
  Audit fees.................................          71,767
  Registration fees..........................          65,500
  Legal fees.................................          48,460
  Insurance expense..........................          22,167
  Transfer agent fees........................          20,778
  Printing fees..............................          15,263
  Miscellaneous fees.........................          12,868
  Organization expense.......................          10,636
  Directors fees.............................           6,781
                                               --------------
                                                    9,470,092
  Less fees waived...........................        (112,954)
                                               --------------
    TOTAL EXPENSES...........................       9,357,138
                                               --------------
NET INVESTMENT INCOME........................       2,606,678
                                               --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
    Security transactions....................     (47,542,087)
    Foreign exchange transactions............      (1,416,894)
                                               --------------
                                                  (48,958,981)
                                               --------------
  Net unrealized appreciation (depreciation)
   from:
    Investments..............................     (18,843,388)
    Translation of assets and liabilities in
     foreign currencies......................          42,664
                                               --------------
                                                  (18,800,724)
                                               --------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS................................     (67,759,705)
                                               --------------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................  $  (65,153,027)
                                               --------------
                                               --------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  FOR THE         FOR THE
                                                YEAR ENDED      YEAR ENDED
                                                AUGUST 31,      AUGUST 31,
                                                   1995            1994
                                               -------------   -------------
Increase (decrease) in net assets:
Operations:
  Net investment income......................  $  2,606,678    $  1,601,997
  Net gain (loss) on investments and foreign
   currency..................................   (67,759,705)     60,027,767
                                               -------------   -------------
    Net increase (decrease) in net assets
     resulting from operations...............   (65,153,027)     61,629,764
                                               -------------   -------------
Distributions to shareholders:
Dividends to shareholders from net investment
 income:
  BEA shares ($.00 and $.05, respectively,
   per share)................................            --        (806,718)
Distributions to shareholders from net
 realized capital gains:
  BEA shares ($.80 and $.60, respectively,
   per share)................................   (32,112,690)     (9,939,092)
                                               -------------   -------------
  Total distributions to shareholders........   (32,112,690)    (10,745,810)
                                               -------------   -------------
Net capital share transactions...............   103,330,556     447,902,313
                                               -------------   -------------
Total increase in net assets.................     6,064,839     498,786,267
Net Assets:
  Beginning of year..........................   767,189,791     268,403,524
                                               -------------   -------------
  End of year................................  $773,254,630    $767,189,791
                                               -------------   -------------
                                               -------------   -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                                August 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
COMMON STOCK, WARRANTS AND RIGHTS -- 92.0%
ARGENTINA -- 4.3%
  Astra Cia. Argentina de Petro S.A..........      109,080  $    189,339
  Bagley y Cia. Ltd..........................       61,335       125,793
  Banco de Galicia y Buenos Aires S.A. de
    C.V. Class B.............................       43,427       199,854
  Banco Frances del Rio de la Plata..........       63,290       433,732
  Buenos Aires Embotelladora S.A. ADR Class
    B........................................       22,100       524,875
  Comercial del Plata........................       34,400        80,532
  Compania Naviera Perez Companc S.A. Class
    B........................................      127,009       594,669
  Inversiones y Representaciones S.A. Class
    B**......................................      256,824       560,128
  Quilmes Industrial S.A. ADR................       19,315       379,540
  Telecom Argentina S.A. ADR.................       24,400     1,061,400
  Telecom Argentina S.A. Class B.............      129,600       573,090
  Telefonica de Argentina ADR................       17,032       421,542
  YPF Sociedad Anonima S.A. ADS..............       23,100       407,138
                                                            ------------
                                                               5,551,632
                                                            ------------
BRAZIL -- 16.6%
  Banco Bradesco S.A. PN.....................   83,914,366       808,866
  Banco do Brasil PN.........................   22,657,000       362,321
  Banco Itau S.A. PN.........................    3,175,000     1,000,079
  Centrais Eletricas Brasileiras S.A. ON.....    4,684,781     1,297,969
  Centrais Eletricas Brasileiras S.A. PN.....    2,075,729       572,917
  Centrais Eletricas de Santa Catarin PN
    Class B..................................      772,000       618,088
  Cia. Cervejaria Brahma PN..................    1,442,789       539,573
  Cia. Cervejaria Brahma PN Warrants Due
    1996**...................................      182,777        30,808
  Cia. Energetica de Minas Gerais
    ADR......................................       21,338       478,185
                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
BRAZIL -- (CONTINUED)
  Cia. Energetica de Minas Gerais
    PN.......................................    4,249,989  $     96,260
  Cia. Energetica de Minas Gerais
    144A ADS.................................       20,783       465,747
  Cia. Paulista de Forca e Luz ON............   13,382,220       754,226
  Cia. Siderurgica Nacional S.A. ADR.........        9,700       220,025
  Cia. Siderurgica Nacional S.A. ON..........    4,692,700       104,804
  Cia. Tecidos Norte de Minas Gerais PN......    2,562,000       863,671
  Cia. Vale do Rio Doce ADR..................        1,200        46,114
  Cia. Vale do Rio Doce PN...................    3,555,500       546,856
  Investimentos Itau PN......................    1,483,700       973,764
  Lojas Americanas PN........................   42,436,000     1,095,267
  Makro Atacadista ON**......................      381,000       429,465
  Makro Atacadista 144A GDR**................       27,300       300,300
  Marco Polo PN Class B**....................      964,000       171,118
  Moinho Santista Industries Gerais PN**.....      145,200       117,781
  Multibras Eletrodo S.A. PN.................      581,000       605,942
  Petroleo Brasileiro S.A. PN................   10,189,666       982,201
  Petroquimica do Nordest S.A. PN Class A....      816,000       537,266
  Refrigeracao Parana S.A. PN................  559,223,000     1,360,869
  Santista Alimentos S.A.**..................      666,500       477,451
  Souza Cruz ON..............................      110,600       821,417
  Tec Toy Industria de Brinquedos PN.**......  203,430,000        81,436
  Telecomunicacoes Brasileiras S.A. ADR......       40,800     1,713,642
  Telecomunicacoes Brasileiras S.A. PN.......   35,332,405     1,533,521
  Telesp PN..................................    1,455,928       239,268
  Usinas Siderurgica de Minas Gerais S.A.
    PN.......................................  880,903,000       900,159
  Usinas Siderurgica de Minas Gerais S.A.
    144A ADR.................................       16,900       176,115
                                                            ------------
                                                              21,323,491
                                                            ------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
CHILE -- 6.9%
  Chilectra S.A. 144A ADR....................       27,100  $  1,268,199
  Compania de Telefonos de Chile S.A. ADR....       29,895     2,182,335
  Embotelladora Andina S.A. ADR..............       32,400     1,121,850
  Empresa Nacional de Electricidad S.A.
    ADR......................................      107,200     2,130,600
  Enersis S.A. ADR...........................       39,800     1,009,925
  Sociedad Quimica y Minera Chile ADR........       23,650     1,099,725
                                                            ------------
                                                               8,812,634
                                                            ------------
COLOMBIA -- 0.4%
  Cementos Diamante S.A. 144A ADS............       29,200       525,600
                                                            ------------
ECUADOR -- 0.5%
  Cemento Nacional Ecuador GDR...............        3,296       692,160
                                                            ------------
HONG KONG -- 4.3%
  Cheung Kong Holdings Ltd...................      127,000       630,037
  China Light and Power Company Ltd..........      138,000       677,476
  Consolidated Electric Power Asia...........      283,600       584,383
  Consolidated Electric Power Asia 144A......       18,650       382,325
  Guoco Bank Ltd.............................      126,000       599,031
  HKR International Ltd......................      499,400       393,559
  HKR International Warrants Due 2000**......      107,880        22,021
  HSBC Holdings PLC..........................       66,831       897,930
  Sun Hung Kai Properties....................       90,000       654,027
  Swire Pacific Ltd. Class A.................       89,500       670,628
                                                            ------------
                                                               5,511,417
                                                            ------------
HUNGARY -- 0.4%
  Fotex A.S..................................      365,600       460,453
                                                            ------------
INDIA -- 3.4%
  Arvind Mills Ltd. 144A GDS**...............       16,000        65,920
  Hindalco 144A GDR..........................       13,400       482,400

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
INDIA -- (CONTINUED)
  India Fund Class B.........................      469,738  $    914,583
  India Liberalisation Fund Class A 144A**...      134,163     1,108,186
  Indian Opportunity Fund Ltd.**.............       79,020       967,995
  Morgan Stanley India Investment Fund,
    Inc......................................       43,500       451,313
  Reliance Industries 144A ADR...............       23,800       452,200
                                                            ------------
                                                               4,442,597
                                                            ------------
INDONESIA*** -- 2.9%
  Bank International Indonesia...............      262,500       944,537
  Duta Anggada Realty........................          410           294
  PT Hanjaya Mandala Sampoerna...............       92,500       878,035
  PT Kabelindo Murni.........................      418,500       194,007
  PT Matahari Putra Prima....................      488,750       884,713
  PT Pakuwon Jati............................    1,021,000       788,852
                                                            ------------
                                                               3,690,438
                                                            ------------
ISRAEL -- 2.4%
  ECI Telecom Ltd............................       42,140       869,138
  Elscint Ltd. ADR...........................       61,050       167,888
  Geotek Communications, Inc.**..............      141,300     1,103,906
  Tecnomatix Technologies**..................       29,000       304,500
  Teva Pharmaceutical Industries
    Ltd. ADR.................................       15,430       584,411
                                                            ------------
                                                               3,029,843
                                                            ------------
MALAYSIA -- 13.0%
  Berjaya Group Berhad.......................    2,067,500     1,607,917
  Genting Berhad.............................      342,000     3,029,946
  Magnum Corp................................      376,500       762,207
  Malayan Banking Berhad.....................      599,500     4,926,739
  Malaysia International Shipping***.........      349,333     1,001,295
  Renong Berhad Holding Company..............      830,000     1,603,768
  Technology Resources Industries Berhad
    **.......................................      488,000     1,252,034
  Telekom Malaysia Berhad....................       39,000       273,602
  Time Engineering...........................      391,000     1,348,006

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MALAYSIA -- (CONTINUED)
  United Engineers Malaysia Ltd..............      129,000  $    863,620
                                                            ------------
                                                              16,669,134
                                                            ------------
MEXICO -- 11.6%
  Cementos Apasco S.A. de C.V................      150,240       660,000
  Cementos Mexicanos S.A. Class B**..........      164,265       757,036
  Cifra S.A. de C.V. Class B.................       54,039        68,887
  Cifra S.A. de C.V. Class C.................      614,029       735,658
  Coca-Cola Femsa S.A. de C.V.
    ADR......................................       22,330       516,381
  Corporacion Geo S.A. de C.V. 144A ADR Class
    B**......................................       38,100       582,435
  Corporacion Industrial San Luis
    S.A. de C.V. CPO.........................       62,632     1,486,760
  Fomento Economico Mexicano S.A. de C.V.
    Class B..................................      107,650       295,092
  Grupo Carso S.A. de C.V. Class A1**........      151,990       977,252
  Grupo Elektra S.A. de C.V. CPO.............      214,000     1,022,141
  Grupo Embotelladora de Mexico S.A. de C.V.
    GDS**....................................           50           613
  Grupo Financiero Banamex Accival S.A. de
    C.V. Class B.............................       32,000        65,329
  Grupo Financiero Banamex Accival S.A. de
    C.V. Class L.............................      335,000       670,000
  Grupo Industrial Alfa S.A. de C.V. Class
    A........................................       81,000     1,119,249
  Grupo Industrial Bimbo S.A. de C.V. Class
    A........................................       55,199       233,229
  Grupo Mexico S.A. Class B**................      169,700       874,253
  Grupo Modelo S.A. de C.V. Class C..........      288,000     1,140,958
  Grupo Situr S.A. de C.V. Class B**.........      421,932       235,904
  Grupo Televisa S.A. de C.V. CPO
    Certificates.............................       37,300       435,564

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
MEXICO -- (CONTINUED)
  Grupo Televisa S.A. de C.V. GDS............       11,350  $    269,562
  Kimberly Clark de Mexico S.A. de C.V. Class
    A........................................       39,270       546,392
  Panamerican Beverages, Inc. Class A........       30,200       898,450
  Telefonos de Mexico S.A. de C.V. Class A...      103,213       168,175
  Telefonos de Mexico S.A. de C.V. Class L...      215,570       352,626
  Telefonos de Mexico S.A. de C.V. Sponsored
    ADR......................................        5,730       187,657
  Tubos de Acero de Mexico S.A.**............       51,000       350,319
  Tubos de Acero de Mexico S.A. ADR**........       37,900       236,875
                                                            ------------
                                                              14,886,797
                                                            ------------
PHILIPPINES -- 1.4%
  Ayala Corp. B..............................      580,600       695,733
  Philippine Long Distance Telephone Co.
    ADR......................................       18,500     1,163,191
                                                            ------------
                                                               1,858,924
                                                            ------------
PORTUGAL -- 1.3%
  Modelo Sociedade Gestora de Participacoes
    Sociais, S.A.............................       12,335       422,903
  Portugal Telecom S.A. ADR**................       17,300       313,562
  Sonae Industria e Investimentos............       42,050       956,058
                                                            ------------
                                                               1,692,523
                                                            ------------
PUERTO RICO -- 0.6%
  Cellular Communications of Puerto Rico Inc.
    ADR.**...................................       25,800       793,350
                                                            ------------
RUSSIA -- 1.0%
  Petersburg Long Distance,
    Inc.**...................................       94,100       670,462
  Templeton Russia Fund Inc.**...............       41,000       590,400
                                                            ------------
                                                               1,260,862
                                                            ------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
SINGAPORE -- 1.7%
  Asia Pulp & Paper Company Ltd. ADR**.......       58,700  $    770,437
  Overseas-Chinese Banking Corp. Ltd.***.....       47,000       529,391
  Sembawang Corp. Ltd........................       64,000       367,195
  United Overseas Bank Ltd.***...............       58,280       504,642
                                                            ------------
                                                               2,171,665
                                                            ------------
SOUTH AFRICA -- 5.7%
  Anglo American Industrial Corporation
    Ltd......................................       17,100       771,851
  De Beers Centenary Linked UT...............       14,900       382,130
  De Beers Consolidated Mines ADR............       59,700     1,533,544
  Gencor Ltd.................................      264,230       993,889
  Murray & Roberts Holdings..................      117,800       749,241
  Nedcor Ltd.................................       12,900       164,095
  Nedcor Ltd. GDR Units**....................        6,600       341,550
  Polifin Ltd................................        5,925        12,075
  SA Iron & Steel Industrial Corporation
    Ltd......................................    1,080,900     1,241,904
  Sasol Ltd..................................       39,500       337,676
  South African Breweries Ltd................       26,500       804,678
                                                            ------------
                                                               7,332,633
                                                            ------------
SOUTH KOREA -- 3.2%
  Korea Fund, Inc............................      200,175     4,053,544
                                                            ------------
THAILAND -- 10.4%
  Advanced Information Services Public
    Company Ltd. (Local).....................        4,300        66,472

                                                 NUMBER
                                                OF SHARES      VALUE
                                               -----------  ------------
THAILAND -- (CONTINUED)
  Advanced Information Services Public
    Company Ltd.***..........................       49,400  $    763,652
  Bangkok Bank Public Company Ltd.***........       87,400       980,056
  Krung Thai Bank Public Company Ltd.
    (Local)..................................       51,000       197,097
  Krung Thai Bank Public Company Ltd.***.....      561,980     2,183,102
  Land and House Public Company Ltd.***......       29,000       504,045
  MDX Company Ltd.***........................      156,300       344,273
  Phatra Thanakit Public Company Ltd.***.....      313,100     2,482,731
  Regional Container Lines***................        5,420        80,312
  Sahaviriya Steel
    Industry**/***...........................      489,600       980,376
  Siam Cement Company Ltd.***................       19,800     1,354,361
  Telecomasia Corp. Public Company
    Ltd.**/***...............................      303,600       978,767
  Thai Farmers Bank Public Company Ltd.***...      246,100     2,404,822
                                                            ------------
                                                              13,320,066
                                                            ------------
    TOTAL COMMON STOCK,
     WARRANTS AND RIGHTS
     (Cost $121,218,225)..................................   118,079,763
                                                            ------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC
                     BEA EMERGING MARKETS EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)        VALUE
                                               -----------  ------------
FOREIGN BONDS -- 3.2%
COLOMBIA -- 0.6%
  Banco de Colombia Convertible 144A
    5.20% 02/01/99...........................  $     1,100  $    764,500
                                                            ------------
HONG KONG -- 0.1%
  HKR International Ltd.
    6.00% 06/26/00...........................   HKD  1,416       147,254
                                                            ------------
SOUTH AFRICA -- 1.9%
  Liberty Life Africa Convertible
    6.50% 09/30/04...........................  $       200       228,000
  Liberty Life Africa Convertible
    144A 6.50% 09/30/04......................          850       969,000
  Sappi BVI Finance Ltd. Convertible 144A
    7.50% 08/01/02...........................        1,260     1,294,650
                                                            ------------
                                                               2,491,650
                                                            ------------
THAILAND -- 0.6%
  Bangkok Bank Public Convertible 3.25%
    03/03/04.................................          790       760,375
                                                            ------------
  TOTAL FOREIGN BONDS
   (Cost $4,516,793)......................................     4,163,779
                                                            ------------
SHORT-TERM INVESTMENT -- 5.5%
  BBH Grand Cayman U.S Dollar
    Time Deposit 4.875% 09/01/95.............        6,998     6,998,000
                                                            ------------

  TOTAL SHORT-TERM INVESTMENT
   (Cost $6,998,000)......................................     6,998,000
                                                            ------------
                                                               VALUE
                                                            ------------

  TOTAL INVESTMENTS AT VALUE -- 100.7%
    (Cost $132,733,018*)..................................  $129,241,542
  LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%).........
                                                               (918,979)
                                                            ------------
  NET ASSETS (Applicable to 7,260,406 BEA Shares) --
    100.0%................................................  $128,322,563
                                                            ------------
                                                            ------------
  NET ASSET VALUE AND OFFERING PRICE PER SHARE
    ($128,322,563  DIVIDED BY 7,260,406)..................        $17.67
                                                            ------------
                                                            ------------
  REDEMPTION PRICE PER SHARE
    ($17.67 x .9850)......................................        $17.40
                                                            ------------
                                                            ------------

  * Cost for Federal income tax purposes at August 31, 1995 is $134,128,138. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation.........................  $  11,645,354
  Gross Depreciation.........................    (16,531,950)
                                               -------------
  Net Depreciation...........................  $  (4,886,596)
                                               -------------
                                               -------------

 ** Non-income producing securities.
*** Denotes foreign shares.

                            INVESTMENT ABBREVIATIONS

ADR...........................  American Depository Receipts
ADS...........................  American Depository Shares
GDR...........................  Global Depository Receipts
GDS...........................  Global Depository Shares

                             CURRENCY ABBREVIATIONS

HKD...........................  Hong Kong Dollars

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                     BEA EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
  Dividends............................  $  1,957,064
  Interest.............................       364,052
  Foreign taxes withheld...............      (369,424)
                                         ------------
    TOTAL INVESTMENT INCOME............     1,951,692
                                         ------------
EXPENSES
  Investment advisory fees.............     1,283,714
  Custodian fees.......................       313,760
  Administration service fees..........       192,557
  Administration fees..................       160,467
  Registration fees....................        23,548
  Transfer agent fees..................        22,007
  Audit fees...........................        20,425
  Miscellaneous fees...................        16,505
  Legal fees...........................        11,046
  Organization expense.................        10,636
  Printing fees........................         7,121
  Insurance expense....................         3,749
  Directors fees.......................         1,167
                                         ------------
                                            2,066,702
  Less fees waived.....................      (141,123)
                                         ------------
    TOTAL EXPENSES.....................     1,925,579
                                         ------------
NET INVESTMENT INCOME..................        26,113
                                         ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized loss from:
    Security transactions..............   (13,347,010)
    Foreign exchange transactions......      (285,174)
                                         ------------
                                          (13,632,184)
                                         ------------
  Net unrealized depreciation from:
    Investments........................   (18,738,223)
    Translation of assets and
     liabilities in foreign
     currencies........................       (14,706)
                                         ------------
                                          (18,752,929)
                                         ------------
NET LOSS ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS................   (32,385,113)
                                         ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $(32,359,000)
                                         ------------
                                         ------------

STATEMENTS OF CHANGES IN NET ASSETS

                               FOR THE         FOR THE
                              YEAR ENDED      YEAR ENDED
                            AUGUST 31,1995  AUGUST 31,1994
                            --------------  --------------
Increase (decrease) in net assets:
Operations:
  Net investment income
   (loss).................   $     26,113    $    (17,188)
  Net gain (loss) on
   investments and foreign
   currency...............    (32,385,113)     17,329,056
                            --------------  --------------
  Net increase (decrease)
   in net assets resulting
   from operations........    (32,359,000)     17,311,868
                            --------------  --------------
Distribution to
  shareholders:
Dividends to shareholders
  from net investment
  income:
    BEA shares ($.07 and
     $.09, respectively,
     per share)...........       (394,002)       (291,386)
  Distributions to
   shareholders from net
   realized capital gains:
    BEA shares ($.92 and
     $.32, respectively,
     per share)...........     (5,374,023)     (1,002,877)
                            --------------  --------------
  Total distributions to
   shareholders...........     (5,768,025)     (1,294,263)
                            --------------  --------------
Net capital share
  transactions............     25,774,209     102,669,712
                            --------------  --------------
Total increase (decrease)
  in net assets...........    (12,352,816)    118,687,317
Net Assets:
  Beginning of year.......    140,675,379      21,988,062
                            --------------  --------------
  End of year.............   $128,322,563    $140,675,379
                            --------------  --------------
                            --------------  --------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. CORE EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
COMMON AND CONVERTIBLE STOCKS -- 94.6%
AEROSPACE & DEFENSE -- 3.7%
  Lockheed Martin Corp.......................          9,600   $     584,400
  United Technologies Corp...................          7,000         583,625
                                                               -------------
                                                                   1,168,025
                                                               -------------
BANKS -- 4.1%
  Chase Manhattan Corp.......................          8,900         511,750
  First Chicago Corp.........................          5,000         316,875
  PNC Financial Corp.........................         12,500         328,125
  Southern National Corp.....................          5,000         133,750
                                                               -------------
                                                                   1,290,500
                                                               -------------
CHEMICALS -- 4.2%
  Dow Chemical Co............................          9,500         703,000
  The Scotts Co. Class A**...................         27,700         623,250
                                                               -------------
                                                                   1,326,250
                                                               -------------
CONSTRUCTION -- 3.2%
  Falcon Building Products, Inc.**...........         35,000         389,375
  USG Corp.**................................         23,000         623,875
                                                               -------------
                                                                   1,013,250
                                                               -------------
DRUGS & MEDICAL PRODUCTS -- 2.3%
  McKesson Corp..............................         17,000         739,500
                                                               -------------
ELECTRONICS -- 4.8%
  General Electric Co........................         10,500         618,188
  Intel Corp.................................         12,000         736,500
  Motorola, Inc..............................          2,300         171,925
                                                               -------------
                                                                   1,526,613
                                                               -------------
ENTERTAINMENT -- 2.3%
  Gtech Holdings Corp.**.....................         26,000         754,000
                                                               -------------
FINANCIAL SERVICES -- 5.1%
  Dean Witter Discover & Co..................         11,656         594,456
  Federal National Mortgage
    Association..............................          5,500         524,562
  Student Loan Marketing
    Association..............................          9,000         487,125
                                                               -------------
                                                                   1,606,143
                                                               -------------

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
FOOD -- 2.1%
  Coca-Cola Co...............................          5,000   $     321,250
  Nabisco Holdings Corp......................         12,000         343,500
                                                               -------------
                                                                     664,750
                                                               -------------
HOSPITAL MANAGEMENT -- 3.0%
  Caremark International, Inc................         29,900         620,425
  Horizon CMS Healthcare Corp.**.............         15,000         328,125
                                                               -------------
                                                                     948,550
                                                               -------------
HOTELS AND RESTAURANTS -- 2.9%
  Marriot International, Inc.................         16,900         599,950
  McDonald's Corp............................          8,500         310,250
                                                               -------------
                                                                     910,200
                                                               -------------
INSURANCE -- 6.3%
  Exel Limited...............................          5,700         313,500
  Mutual Risk Management, Ltd................         18,000         686,250
  TIG Holdings, Inc..........................         30,588         783,817
  Western National Corp......................         17,200         215,000
                                                               -------------
                                                                   1,998,567
                                                               -------------
INSURANCE-PROPERTY/CASUALTY -- 1.2%
  Ace Limited Ordinary Shares................         13,000         399,750
                                                               -------------
MANUFACTURING -- 9.1%
  Allied-Signal, Inc.........................         12,000         532,500
  Eastman Kodak Co...........................          5,500         316,938
  Goodyear Tire & Rubber Co..................         19,600         784,000
  Ingersoll Rand Co..........................          8,000         303,000
  Oakley, Inc.**.............................         29,500         947,687
                                                               -------------
                                                                   2,884,125
                                                               -------------
METALS -- 0.9%
  Aluminum Co. America
    (ALCOA)..................................          5,200         297,050
                                                               -------------
MINING -- 1.0%
  Vulcan Materials Co........................          6,000         315,750
                                                               -------------
OFFICE & BUSINESS EQUIPMENT -- 1.0%
  Harris Corp................................          5,500         316,938
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. CORE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
COMMON AND CONVERTIBLE STOCKS -- (CONTINUED)
OIL & GAS -- 4.4%
  Exxon Corp.................................          9,000   $     618,750
  Mobil Corp.................................          3,200         304,800
  Texaco, Inc................................          7,200         466,200
                                                               -------------
                                                                   1,389,750
                                                               -------------
OIL EQUIPMENT & SERVICES -- 2.6%
  Schlumberger, Ltd..........................          5,000         322,500
  Tidewater, Inc.............................         20,000         495,000
                                                               -------------
                                                                     817,500
                                                               -------------
PACKAGING -- 2.2%
  Owens-Illinois, Inc.**.....................         50,100         682,612
                                                               -------------
PAPER & FOREST PRODUCTS -- 0.5%
  Willamette Industries, Inc.................          2,500         171,875
                                                               -------------
PHARMACEUTICAL -- 7.6%
  Barr Laboratories, Inc.**..................         28,000         612,500
  Pharmacia Aktiebolag ADR***................         28,900         798,362
  Smithkline Beecham PLC ADR.................         15,000         671,250
  Warner Lambert Co..........................          3,500         316,312
                                                               -------------
                                                                   2,398,424
                                                               -------------
PRINTING AND PUBLISHING -- 2.1%
  Harcourt General, Inc......................         16,000         666,000
                                                               -------------
RADIO & TV BROADCASTING -- 3.4%
  CBS, Inc...................................          1,900         151,525
  Granite Broadcasting Corp.**...............         10,000         131,250
  Granite Broadcasting Corp. Convertible
    Preferred................................         12,200         805,200
                                                               -------------
                                                                   1,087,975
                                                               -------------
                                                  NUMBER
                                                 OF SHARES         VALUE
                                               -------------   -------------
REAL ESTATE INVESTMENT TRUST -- 2.5%
  Starwood Lodging Trust**...................         12,000   $     319,500
  Trinet Corporate Realty Trust..............         17,000         465,375
                                                               -------------
                                                                     784,875
                                                               -------------
RETAIL DEPARTMENT STORES -- 2.2%
  Dayton-Hudson Corp.........................          4,200         307,125
  Mac Frugals Bargains
    Close-Outs, Inc.**.......................         20,000         335,000
  Michael Anthony Jewelers, Inc.**...........         15,400          46,200
                                                               -------------
                                                                     688,325
                                                               -------------
RETAIL-SPECIALTY -- 1.8%
  Cole National Corp.**......................         20,300         248,675
  Mattel, Inc................................         10,600         307,400
                                                               -------------
                                                                     556,075
                                                               -------------
TELECOMMUNICATION -- 5.5%
  American Mobile Satellite Corp., Inc.**....         13,500         364,500
  AT&T Corp..................................         14,000         791,000
  MCI Communications Corp....................         15,000         360,938
  Sprint Corp................................          6,000         213,000
                                                               -------------
                                                                   1,729,438
                                                               -------------
TOBACCO -- 2.6%
  American Brands, Inc.......................          7,600         319,200
  Philip Morris Companies, Inc...............          6,700         499,988
                                                               -------------
                                                                     819,188
                                                               -------------
    TOTAL COMMON AND CONVERTIBLE STOCKS
      (Cost $26,577,908).....................                     29,951,998
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         BEA U.S. CORE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1995

                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
CORPORATE BONDS -- 2.3%
FINANCIAL -- 0.0%
  Alexander & Alexander
    Services Subordinated Debentures CV
    Sinking Fund (NR, BB-)
    11.00% 04/15/07..........................  $          10   $      10,250
                                                               -------------
TRANSPORTATION -- 2.3%
  Santa Fe Pipeline Holding (Baa3, BBB)
    11.00% 08/15/10..........................            575         718,750
                                                               -------------
    TOTAL CORPORATE BONDS
     (Cost $756,000).........................                        729,000
                                                               -------------
SHORT-TERM INVESTMENT -- 2.7%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.875% 09/01/95..........................            839         839,000
                                                               -------------
    TOTAL SHORT-TERM INVESTMENT
     (Cost $839,000).........................                        839,000
                                                               -------------

TOTAL INVESTMENTS AT VALUE -- 99.6%
    (Cost $28,172,908*)......................                  $  31,519,998

OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%........................                        123,778
                                                               -------------
NET ASSETS (Applicable to 1,772,254 BEA
  Shares) -- 100.0%..........................                  $  31,643,776
                                                               -------------
                                                               -------------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ($31,643,776
   DIVIDED BY 1,772,254).....................                         $17.86
                                                               -------------
                                                               -------------

  * Cost for Federal income tax purposes at August 31, 1995 is $28,013,902. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation.........................  $ 3,707,590
  Gross Depreciation.........................     (201,494)
                                               -----------
  Net Appreciation...........................  $ 3,506,096
                                               -----------
                                               -----------

 ** Non-income producing securities.
*** Irregular dividend.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              BEA U.S. CORE EQUITY

STATEMENT OF OPERATIONS
FOR THE PERIOD SEPTEMBER 1, 1994 (1) TO
AUGUST 31, 1995

INVESTMENT INCOME
  Dividends..................................  $ 490,351
  Interest...................................     82,406
                                               ---------
    TOTAL INVESTMENT INCOME..................    572,757
                                               ---------
EXPENSES
  Investment advisory fees...................    165,881
  Custodian fees.............................     41,690
  Administration service fees................     33,176
  Registration fees..........................     29,227
  Administration fees........................     27,647
  Transfer agent fees........................     18,406
  Organization expense.......................      5,194
  Printing fees..............................      4,000
  Legal fees.................................      3,233
  Miscellaneous fees.........................      2,500
  Audit fees.................................      2,324
  Insurance expense..........................        750
  Directors fees.............................        200
                                               ---------
                                                 334,228
  Less fees waived...........................   (113,054)
                                               ---------
    TOTAL EXPENSES...........................    221,174
                                               ---------
NET INVESTMENT INCOME........................    351,583
                                               ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments...........  1,004,252
  Net unrealized appreciation on
   investments...............................  3,347,090
                                               ---------
NET GAIN ON INVESTMENTS......................  4,351,342
                                               ---------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................  $4,702,925
                                               ---------
                                               ---------
(1) Commencement of Operations.

STATEMENT OF CHANGES IN NET ASSETS

                                                  FOR THE
                                                  PERIOD
                                               SEPTEMBER 1,
                                                  1994(1)
                                               TO AUGUST 31,
                                                   1995
                                               -------------
Increase in net assets:
Operations:
  Net investment income......................  $    351,583
  Net gain on investments....................     4,351,342
                                               -------------
  Net increase in net assets resulting from
   operations................................     4,702,925
                                               -------------
Distributions to shareholders:
Dividends to shareholders from net investment
 income:
    BEA shares ($.08 per share)..............      (102,838)
                                               -------------
Net capital share transactions...............    27,043,539
                                               -------------
Total increase in net assets.................    31,643,626
Net Assets:
  Beginning of period........................           150
                                               -------------
  End of period..............................  $ 31,643,776
                                               -------------
                                               -------------

(1) Commencement of Operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
CORPORATE BONDS -- 17.4%
AIR TRANSPORT -- 0.3%
  Delta Air Lines, Inc. Debentures (Ba1, BB)
    10.375% 02/01/11.........................  $      230   $     269,388
                                                            -------------
BANKS -- 4.9%+++
  Christiania Bank og Kreditkasse Perpetual
    SubDebentures (NR, NR)+
    6.4375%..................................         600         468,000
  Credit Lyonnais Perpetual Sub Variable Rate
    Note, Rule 144A (Baa2, NR)
    7.00%....................................         360         333,000
  Den Norske Bank A/S Perpetual Sub. FRN (NR,
    NR)+
    6.125%...................................         380         296,704
  Hongkong & Shanghai Banking Corp. Ltd.
    Perpetual Sub. FRN (NR, NR)+
    6.5625% Series 2.........................          50          40,220
    6.25% Series 1...........................         590         476,750
  Lloyds Bank Plc Perpetual Sub. FRN (A1,
    NR)+
    6.0625%..................................         520         438,776
  Midland Bank Plc Perpetual Sub. FRN Series
    1 (A2, A-)+
    6.125%...................................         750         608,363
  Midland Bank Plc Perpetual Sub. FRN Series
    2 (A2, BBB+)+
    6.6875%..................................         430         348,580
  National Westminster Bank Plc Perpetual
    Sub. FRN Series B (A1, A+)+
    6.8125%..................................         590         506,486
  Santander Financial Euro Perpetual FRN (A2,
    NR)+
    6.75%....................................       1,000         890,000

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
BANKS -- (CONTINUED)
  Standard Chartered Bank Perpetual Sub. FRN
    Series 3 (Baa2, NR)+
    5.9625%..................................  $      580   $     432,361
                                                            -------------
                                                                4,839,240
                                                            -------------
BUILDING & BUILDING MATERIALS -- 0.4%
  J.M. Peters Company, Inc., Senior Notes
    (B3, NR)
    12.75% 05/01/02..........................         475         427,500
                                                            -------------
CHEMICALS -- 0.2%
  UCC Investors Holdings Inc. Senior
    Subordinated Notes (B3, B-)++
    12.00% 05/01/05..........................         310         230,950
                                                            -------------
COMMUNICATIONS & MEDIA -- 1.0%
  Adelphia Communications Corp. Senior Notes
    Series B PIK Bonds (B3, B)
    9.50% 02/15/04...........................         310         262,269
  Summit Communications Group Senior
    Subordinated Debentures (B3, BB+)
    10.50% 04/15/05..........................         700         744,625
                                                            -------------
                                                                1,006,894
                                                            -------------
CONSUMER SERVICES -- 0.5%
  Falcon Holdings Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.00% 09/15/03..........................         486         467,037
                                                            -------------
COSMETICS -- 0.3%
  Revlon Worldwide Corp. Senior Secured
    Debentures, Series B (B3, B-)
    0.00% 03/15/98...........................         480         340,800
                                                            -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
ENVIRONMENTAL SERVICES -- 0.4%
  EnviroSource, Inc. Senior Notes (B3, B)
    9.75% 06/15/03...........................  $      405   $     370,575
                                                            -------------
FINANCE -- 1.7%
  Ford Motor Credit Corp. Medium Term Notes
    (A2, A)
    4.80% 07/22/96...........................          25          24,718
  General Motors Acceptance Corp. Medium Term
    Notes (A3, BBB+)
    7.25% 07/20/98...........................         145         147,900
    7.375% 04/15/99..........................       1,160       1,187,550
  General Motors Acceptance Corp. Notes (A3,
    BBB+)....................................
    8.625% 06/15/99..........................         100         106,375
    8.40% 10/15/99...........................         200         212,000
                                                            -------------
                                                                1,678,543
                                                            -------------
FINANCIAL SERVICES -- 0.0%
    International Lease Finance Corp. Senior
    Notes (A2, A+)
    6.75% 08/01/97...........................          30          30,263
                                                            -------------
GAS UTILITIES -- 0.1%
  Columbia Gas System Inc. Debentures (B3,
    D)***/****
    10.50% 06/01/12..........................          95         141,194
                                                            -------------
HEALTH -- 0.8%
  Columbia/HCA Health Care Corp. Medium Term
    Notes (A3, BBB+)
    6.63% 07/15/45...........................         750         752,813
                                                            -------------
INDUSTRIAL, MANUFACTURING & PROCESSING -- 0.7%
  Gaylord Container Corp. Senior Subordinated
    Debentures (Caa, B-)++
    12.75% 05/15/05..........................         290         290,000
  PDV America, Inc. Guaranteed Senior Notes
    (Baa3, BB-)
    7.875% 08/01/03..........................         490         447,738
                                                            -------------
                                                                  737,738
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
METALS & MINING -- 0.4%
  Acme Metals Inc. Senior Secured Notes (B1,
    B)++
    13.25% 08/01/04..........................  $      475   $     374,063
                                                            -------------
PAPER & FOREST PRODUCTS -- 0.7%
  Grupo Industrial Durango, S.A. de C.V.
    Yankee Notes
    (B1, BB-)
    12.00% 07/15/01..........................         230         207,575
  P. T. Indah Kiat Pulp & Paper Corp.
    Guaranteed Notes Series B (Ba2, BB)
    11.875% 06/15/02.........................         230         237,188
  P. T. Indah Kiat Pulp & Paper Corp. Rule
    144A Debentures (Ba2, BB)
    8.875% 11/01/00..........................         290         266,438
  Stone Container Corp. First Mortgage Notes
    (B1, B+)
    10.75% 10/01/02..........................          20          20,900
                                                            -------------
                                                                  732,101
                                                            -------------
PUBLISHING -- 1.4%
  Time Warner Inc. Notes
    (Ba1, BBB-)
    8.18% 08/15/07...........................         730         744,600
  Time Warner, Inc. Debenture (Ba1, BBB-)
    9.15% 02/01/23...........................         645         686,119
                                                            -------------
                                                                1,430,719
                                                            -------------
RETAIL -- 0.3%
  Pueblo Xtra International, Inc. Senior
    Notes (B2, B-)
    9.50% 08/01/03...........................         285         273,600
                                                            -------------
STEEL -- 0.2%
  Armco, Inc. Senior Notes
    (B2, B)
    9.375% 11/01/00..........................         180         178,425
                                                            -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
TELEPHONE -- 1.6%
  New York Telephone Company Debentures (A2,
    A)
    7.00% 08/15/25...........................  $      800   $     752,000
  Nippon Telephone & Telegraph Corp. Notes
    (Aaa, AAA)
    9.50% 07/27/98...........................          50          54,250
  Pacific Bell Telephone & Telegraph
    Debentures (Aa3, AA-)
    7.50% 02/01/33...........................         750         741,563
                                                            -------------
                                                                1,547,813
                                                            -------------
TELEVISION -- 0.8%
  Turner Broadcasting System, Inc. Senior
    Notes (Ba2, BB+)
    7.40% 02/01/04...........................         615         588,863
  Videotron Holdings Yankee Senior Discount
    Notes (B3, B+)++
    11.00% 08/15/05..........................         360         211,500
                                                            -------------
                                                                  800,363
                                                            -------------
TRANSPORTATION -- 0.1%
  NWA Trust Subordinated Notes Series D (NR,
    NR)
    13.875% 06/21/08.........................         110         125,400
                                                            -------------
UTILITIES -- 0.6%
  Long Island Lighting Debentures (Ba1, BB+)
    6.25% 07/15/01...........................         260         242,775
    8.90% 07/15/19...........................         330         317,213
                                                            -------------
                                                                  559,988
                                                            -------------
    TOTAL CORPORATE BONDS
      (Cost $17,070,529).....................                  17,315,407
                                                            -------------
FOREIGN GOVERNMENT BONDS -- 3.9%
  Central Bank of Argentina Series 89B Bonex
    (B1, BB-)+
    5.9375% 12/28/99.........................         110          64,449
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
  Central Bank of the Philippines Par Bonds
    Step-Up Coupon, Series B (NR, NR)+
    5.75% 12/01/17...........................  $      500   $     368,438
  Federal Republic of Brazil Interest Due
    Bonds FRN (B1, NR)+
    6.6875% 01/01/01.........................       1,188         981,914
  Republic of Argentina (B2, BB-)
    7.3125% 03/31/05.........................         500         305,625
  Republic of Argentina Step-Up Par Bonds
    Series L
    (B2, BB-)+
    5.00% 03/31/23...........................         500         236,250
  Republic of Bulgaria Discount Bonds Tranche
    A (NR, NR)+
    6.75% 07/28/24...........................         600         300,375
  Republic of Ecuador Step-Up Par Bonds (NR,
    NR)
    3.00% 02/28/25...........................       1,650         534,188
  Republic of Italy Global Bond (A1, AA)
    6.875% 09/27/23..........................         855         770,569
  Republic of Turkey Yankee Notes (Ba3, B+)
    9.00% 06/15/99...........................          30          29,175
  The Polish People's Republic Discount Bonds
    FRN
    (NR, NR)+
    7.125% 10/27/24..........................         425         323,797
                                                            -------------
    TOTAL FOREIGN GOVERNMENT BONDS
      (Cost $3,847,051)......................                   3,914,780
                                                            -------------
AGENCY OBLIGATIONS -- 36.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION
FHLMC -- 5.1%
    6.00% 05/01/99...........................         412         408,746
    6.00% 06/01/99...........................          24          23,907
    6.00% 11/01/99...........................          74          73,586

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- (CONTINUED)
    7.00% 08/01/00...........................  $      133   $     134,052
  FHLMC 15 Year Gold Balloon TBA**
    7.00% 12/15/10...........................       4,350       4,362,234
                                                            -------------
                                                                5,002,525
                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.7%
  FNMA
    7.50% 01/01/00...........................          81          82,395
    7.50% 09/01/01...........................         838         853,695
    7.50% 09/01/01...........................         549         559,506
    6.00% 10/01/01...........................       1,725       1,688,970
    6.50% 11/01/01...........................         528         525,507
    7.50% 12/01/22...........................          73          74,759
    8.00% 12/01/22...........................         629         642,352
    6.00% 12/01/23...........................         273         256,088
    6.00% 01/01/24...........................         723         678,521
    6.00% 04/01/24...........................         324         303,872
    8.00% 05/01/24...........................         313         319,505
    8.00% 06/01/24...........................         413         421,765
    8.00% 11/01/24...........................         874         892,393
    6.00% 02/01/25...........................       3,021       2,835,403
    8.00% 06/01/25...........................          50          51,038
    7.00% 07/01/25...........................          27          26,763
    8.00% 07/01/25...........................       5,056       5,164,909
    8.00% 08/01/25...........................         172         175,879
    7.00% 09/01/25...........................         873         857,650
  FNMA (TBA)**
    6.50% 01/15/02...........................       1,925       1,914,172
  FNMA Balloon
    7.50% 07/01/00...........................          85          86,804
    7.50% 06/01/01...........................         119         121,549
    7.50% 09/01/01...........................         572         583,257
  FNMA 1991-165 Class M
    8.25% 12/25/21...........................          13          13,390
  FNMA 1994-3 Class SA
    3.2742% 01/25/24.........................         801         419,097
                                                            -------------
                                                               19,549,239
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 9.1%
  GNMA
    8.25% 08/15/04...........................  $        1   $       1,444
    9.00% 11/15/04...........................           2           2,249
    9.00% 12/15/04...........................           2           1,888
    8.25% 04/15/06...........................           3           3,042
    7.00% 09/01/08...........................         476         479,125
    7.00% 11/15/08...........................         446         448,934
    6.00% 01/15/09...........................         497         483,160
    7.00% 02/01/09...........................         211         212,095
    7.00% 03/15/09...........................         469         471,726
    6.00% 04/15/09...........................         342         331,802
    7.00% 04/15/09...........................         442         444,264
    7.00% 05/01/09...........................         361         362,696
    6.00% 05/15/09...........................         278         270,047
    13.05% 07/15/14..........................           1           1,603
    9.00% 08/15/21...........................       1,299       1,365,212
    8.00% 02/15/22...........................         465         476,857
    8.00% 03/15/22...........................         319         327,135
    8.00% 05/15/22...........................          14          14,676
    8.00% 06/15/22...........................         362         371,925
    8.00% 09/15/22...........................         484         497,292
    8.00% 11/15/22...........................         432         443,077
    8.00% 09/15/23...........................         339         348,393
    8.00% 08/15/24...........................         480         492,593
    8.00% 11/15/24...........................          25          25,712
    8.00% 03/15/25...........................          25          25,633
    8.00% 07/15/23...........................       1,086       1,114,850
                                                            -------------
                                                                9,017,430
                                                            -------------
MISCELLANEOUS -- 2.1%
  Hydro-Quebec Guaranteed Debentures (A2, A+)
    13.25% 10/15/10..........................         100         105,250
  National Archive Facility Trust COP (Aaa,
    AAA)
    8.50% 09/01/19...........................         408         463,409
  Tennessee Valley Authority Debentures (NR,
    NR)
    6.235% 07/15/45..........................       1,550       1,553,875
                                                            -------------
                                                                2,122,534
                                                            -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
MISCELLANEOUS -- (CONTINUED)
    TOTAL AGENCY OBLIGATIONS
      (Cost $34,887,855).....................               $  35,691,728
                                                            -------------
ASSET-BACKED SECURITIES -- 1.9%
  Goldome Credit Corp. Home Equity Trust
    Series 1990-1, Class A (Aa2, AA)
    10.00% 07/15/15..........................  $       17          18,129
  Green Tree Financial Corporation
    Manufactured Housing Contract Series
    1995-5 Class A-3 (Aaa, AAA)
    6.25% 10/15/25...........................         390         384,624
  Green Tree Financial Corporation
    Manufactured Housing Contract Series
    1995-6 Class A-2
    6.40% 08/15/25...........................       1,450       1,443,823
                                                            -------------
    TOTAL ASSET-BACKED SECURITIES
      (Cost $1,848,229)......................                   1,846,576
                                                            -------------
COLLATERALIZED MORTGAGED BACKED SECURITIES -- 0.0%
  Collateralized Mortgage Obligation Trust
    REMIC Series 54-C (Aaa, AAA)
    9.25% 11/01/13...........................           3           3,767
  Ryland Acceptance Corp. REMIC Series 1985,
    Class D (Aaa, AAA)
    9.25% 04/01/12...........................           8           8,105
                                                            -------------
    TOTAL COLLATERALIZED MORTAGAGE BACKED
      SECURITIES
      (Cost $11,819)                                               11,872
                                                            -------------
                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
MUNICIPAL BONDS -- 1.9%
  New York State Local Assistance Corp.
    Revenue Bonds Series C (A, A)
    5.50% 04/01/18...........................  $      950   $     891,813
  Salt River Project Agricultural Improvement
    & Power District Revenue Bonds Series C
    (Aa, AA)
    5.00% 01/01/13...........................         490         450,188
  South Carolina State Public Service
    Authority Revenue Bonds Series C (Aaa,
    AAA)
    5.00% 01/01/25...........................         650         566,313
                                                            -------------
    TOTAL MUNICIPAL BONDS
      (Cost $1,918,488)                                         1,908,314
                                                            -------------
UNITED STATES TREASURY OBLIGATIONS -- 39.3%
U.S. TREASURY BILLS -- 5.0%
    5.36% 10/12/95...........................       5,000       4,969,478
                                                            -------------
U.S. TREASURY BONDS -- 16.5%
    11.625% 11/15/04.........................       1,600       2,181,216
    10.75% 08/15/05..........................       5,600       7,372,904
    7.875% 02/15/21..........................       4,570       5,178,677
    7.125% 02/15/23..........................       1,600       1,674,448
                                                            -------------
                                                               16,407,245
                                                            -------------
U.S. TREASURY NOTES -- 17.4%
    6.00% 12/31/97...........................       2,600       2,608,684
    7.25% 02/15/98...........................       3,000       3,091,890
    5.375% 05/31/98..........................       4,350       4,290,188
    6.75% 05/31/99...........................       5,550       5,681,645
    7.75% 11/30/99...........................         125         132,789
    7.50% 11/15/01...........................         225         240,325
    6.25% 02/15/03...........................       1,185       1,184,241
                                                            -------------
                                                               17,229,762
                                                            -------------
U.S. TREASURY STRIP NOTES -- 0.4%
11/15/04.....................................         780         433,641
                                                            -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1995

                                                  PAR
                                                 (000)          VALUE
                                               ----------   -------------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $38,223,479)                                    $  39,040,126
                                                            -------------
LOAN PARTICIPATION AGREEMENTS *** -- 0.3%
BANKS -- 0.3%
  Bank of Foreign Economic Affairs of the
    USSR (Vnesheconombank Bank Participation
    Loan)....................................  $    1,350         267,930
                                                            -------------
    TOTAL LOAN PARTICIPATION AGREEMENTS
      (Cost $272,447)                                             267,930
                                                            -------------
SHORT-TERM INVESTMENT -- 4.9%
  BBH Grand Cayman U.S. Dollar Time Deposit
    4.875% 09/01/95..........................       4,835       4,835,000
                                                            -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $4,835,000)                                         4,835,000
                                                            -------------
                                               NUMBER OF
                                                 SHARES
                                               ----------
WARRANTS *** -- 0.0%
  J.M. Peters Company, Inc. Warrants Expiring
    05/01/02.................................       1,817             909
                                                            -------------
    TOTAL WARRANTS
      (Cost $1,000)                                                   909
                                                            -------------
TOTAL INVESTMENTS AT VALUE -- 105.6%
  (Cost $102,915,897)....................................     104,832,642
INVESTMENT SECURITIES PURCHASED
  PAYABLE -- (8.0%)..........................                  (7,932,468)
OTHER ASSETS IN EXCESS OF LIABILITIES --
  2.4%.......................................                   2,349,665
                                                            -------------
NET ASSETS (Applicable to 6,438,315 BEA Shares) --
  100.0%.................................................   $  99,249,839
                                                            -------------
                                                            -------------
                                                                VALUE
                                                            -------------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  ($99,249,839  DIVIDED BY 6,438,315)                              $15.42
                                                            -------------
                                                            -------------

   * Cost for Federal income tax purposes at August 31, 1995 is $102,933,859. The gross appreciation (depreciation) on a tax basis is as follows:

Gross Appreciation...........................  $2,151,794
Gross Depreciation...........................    (253,011)
                                               ----------
Net Appreciation.............................  $1,898,783
                                               ----------
                                               ----------

  ** Securities were acquired on a delayed delivery basis.

 *** Non-income producing securities.

**** Securites currently in default.
   + Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 1995.

  ++ Step Bonds -- The interest rate as of August 31, 1995 is 0% and will reset to interest rate shown at a future date.

 +++ Securities have no stated final maturity date.

The Moody's Investors Service, Inc. and Standard & Poor's Corporations ratings indicated the most recent ratings available at August 31, 1995 and are unaudited.

                            INVESTMENT ABBREVIATIONS

COP...........................  Certificates of Participation
FRB...........................  Floating Rate Bond
FRN...........................  Floating Rate Note
PIK...........................  Pay in Kind
TBA...........................  To be Announced

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA U.S. CORE FIXED INCOME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
  Interest...................................  $ 4,731,575
                                               -----------
EXPENSES
  Investment advisory fees...................      254,475
  Administration service fees................      101,790
  Administration fees........................       84,825
  Custodian fees.............................       54,084
  Registration fees..........................       29,693
  Transfer agent fees........................       19,852
  Audit fees.................................        7,700
  Printing fees..............................        5,476
  Miscellaneous fees.........................        5,000
  Legal fees.................................        3,930
  Organization expense.......................        3,880
  Insurance expense..........................        1,100
  Directors fees.............................          800
                                               -----------
                                                   572,605
  Less fees waived...........................     (233,305)
                                               -----------
    TOTAL EXPENSES...........................      339,300
                                               -----------
NET INVESTMENT INCOME........................    4,392,275
                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain (loss) from:
    Security transactions....................    1,136,894
    Foreign exchange transactions............      (17,441)
                                               -----------
                                                 1,119,453
                                               -----------
  Net unrealized appreciation from:
    Investments..............................    2,393,992
    Translation of assets and liabilities in
     foreign currencies......................       10,933
                                               -----------
                                                 2,404,925
                                               -----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS...............................    3,524,378
                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $ 7,916,653
                                               -----------
                                               -----------

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE
                                                                 PERIOD
                                                 FOR THE        APRIL 1,
                                                YEAR ENDED      1994(1)
                                                AUGUST 31,     TO AUGUST
                                                   1995         31, 1994
                                               ------------   ------------

Increase (decrease) in net assets:
Operations:
  Net investment income......................  $ 4,392,275    $   859,203
  Net gain (loss) on investments and foreign
   currency..................................    3,524,378       (854,633)
                                               ------------   ------------
  Net increase in net assets resulting from
   operations................................    7,916,653          4,570
                                               ------------   ------------
Distributions to shareholders:
Dividends to shareholders from net investment
 income:
    BEA shares ($.84 and $.25, respectively,
     per share)..............................   (3,353,829)      (491,074)
                                               ------------   ------------
Net capital share transactions...............   64,671,197     30,502,172
                                               ------------   ------------
Total increase in net assets.................   69,234,021     30,015,668
                                               ------------   ------------
Net Assets:
  Beginning of year..........................   30,015,818            150
                                               ------------   ------------
  End of year................................  $99,249,839    $30,015,818
                                               ------------   ------------
                                               ------------   ------------


(1) Commencement of Operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
INTERNATIONAL BONDS -- 56.0%
ARGENTINA -- 1.6%
  Republic of Argentina FRB
    (B2, BB-)
    7.3125% 03/31/05....................       $         500   $     305,625
                                                               -------------
AUSTRALIA -- 3.9%
  Queensland Treasury Corp. Global Bonds
    (NR, NR) 8.00% 07/14/99.............  AUD            630         468,615
  Treasury Corporation of Victoria
    Global Bonds (Aa2, AA) 8.25%
    10/15/03............................                 420         297,442
                                                               -------------
                                                                     766,057
                                                               -------------
BRAZIL -- 3.1%
  Companhia Petroleo Ipiranga Notes,
    Step-Up Coupon (NR, NR)
    8.625% 02/25/02.....................       $         285         272,175
  Federal Republic of Brazil
    Capitalization Bonds
    (NR, NR)
    8.00% 04/15/14......................                 260         129,187
  Federal Republic of Brazil Interest
    Due Bonds FRN
    (B1, NR)+
    6.875% 01/01/01.....................                 238         196,383
                                                               -------------
                                                                     597,745
                                                               -------------
BULGARIA -- 0.6%
  Republic of Bulgaria Discount Bonds
    Tranche A (NR, NR)+
    6.75% 07/28/24......................                 250         125,156
                                                               -------------
CANADA -- 2.9%
  Government of Canada Debentures (NR,
    NR)
    8.75% 12/01/05......................  CND            725         567,951
                                                               -------------

                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
DENMARK -- 0.8%
  Kingdom of Denmark Government Bonds
    (NR, NR)
    8.00% 03/15/06......................       $         915   $     158,657
                                                               -------------
FRANCE -- 6.2%
  Republic of France Treasury
    Bonds-O.A.T.
    (Aaa, NR)
    7.25 04/25/05.......................   FF          6,050       1,210,671
                                                               -------------
GERMANY -- 9.7%
  Federal Republic of Germany Eurobonds
    (Aaa, NR) 7.25% 10/21/02............  DEM          2,680       1,903,850
                                                               -------------
INDONESIA -- 0.9%
  P.T. Indah Kiat Pulp & Paper Corp.
    Rule 144A Debentures (Ba2, BB)
    8.875% 11/01/00.....................       $         200         183,750
                                                               -------------
ITALY -- 2.5%
  Republic of Italy Bonds (A1, NR)
    9.00% 10/01/03......................  ITL        900,000         483,823
                                                               -------------
MOROCCO -- 1.6%
  The Kingdom of Morocco, Tranche A Bank
    Participation Loan (NR, NR)+
    6.6875% 01/01/09....................       $         500         306,562
                                                               -------------
POLAND -- 1.3%
  The Polish People's Republic Discount
    Bonds FRN (NR, NR)+
    7.125% 10/27/24.....................                 345         262,847
                                                               -------------
RUSSIA** -- 0.4%
  Bank of Foreign Economic Affairs of the
   USSR (Vneshekonombank Bank Participation
   Loan).....................................            450          89,310
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
INTERNATIONAL BONDS -- (CONTINUED)
SPAIN -- 3.0%
  Kingdom of Spain Debentures (NR, NR)
    10.25% 11/30/98.....................  ESP         74,000   $     587,047
                                                               -------------
SUPRANATIONAL -- 9.5%
  International Bank For Reconstruction
    & Development Eurobonds (Aaa, AAA)
    5.25% 03/20/02......................  JPY        161,000       1,868,382
                                                               -------------
SWEDEN -- 2.0%
  Nordic Investment Bank Global Notes
    (Aaa, AAA) 6.25% 02/08/99...........  SEK          3,210         392,353
                                                               -------------
TURKEY -- 0.1%
  Republic of Turkey Yankee Notes (Ba3,
    B+)
    9.00% 06/15/99......................       $          25          24,312
                                                               -------------
UNITED KINGDOM -- 4.6%
  U.K. Treasury Eurobonds (Aaa, NR)
    8.50% 07/16/07......................  GBP            563         896,912
                                                               -------------
VENEZUELA -- 1.3%
  Republic of Venezuela Debt Conversion
    Bonds Series DL (Ba2, NR)+
    6.8125% 12/18/07....................       $         500         247,188
                                                               -------------
  TOTAL INTERNATIONAL BONDS
   (Cost $10,849,904)........................                     10,978,198
                                                               -------------
UNIITED STATES TREASURY OBLIGATIONS -- 29.3%
U.S. TREASURY BONDS -- 24.2%
  11.62% 11/15/04.......................                 480         654,365
                                                    PAR
                                                   (000)           VALUE
                                               -------------   -------------
U.S. TREASURY BONDS -- (CONTINUED)
  10.75% 08/15/05.......................               2,690       3,541,627
  7.875% 02/15/21.......................       $         480   $     543,931
                                                               -------------
                                                                   4,739,923
                                                               -------------
U.S. TREASURY STRIP NOTES -- 0.7%
  11/15/04..............................                 240         133,428
                                                               -------------
U.S. TREASURY NOTES -- 4.4%
  5.375% 05/31/98.......................                 155         152,869
  6.25% 02/15/03........................                 700         699,559
                                                               -------------
                                                                     852,428
                                                               -------------
  TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $5,596,809)....................                           5,725,779
                                                               -------------
SHORT-TERM INVESTMENT -- 11.4%
  BBH Grand Cayman U.S. Dollar Time
   Deposit
   4.875% 09/01/95......................               2,221       2,221,000
                                                               -------------
  TOTAL SHORT-TERM
   INVESTMENT
   (Cost $2,221,000)....................                           2,221,000
                                                               -------------
  TOTAL INVESTMENTS AT VALUE
    (Cost $18,667,713*) -- 96.7%.............                  $  18,924,977
  OTHER ASSETS IN EXCESS OF LIABILITIES --
    3.3%.....................................                        639,850
                                                               -------------
  NET ASSETS (Applicable to 1,248,179
    BEA Shares) -- 100.0%....................                  $  19,564,827
                                                               -------------
                                                               -------------
  NET ASSET VALUE, OFFERING PRICE AND
    REDEMPTION PRICE PER SHARE
    ($19,564,827  DIVIDED BY 1,248,179)......                  $       15.67
                                                               -------------
                                                               -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA GLOBAL FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1995

                      * Also cost for Federal income tax
                        purposes at August 31, 1995. The
                        gross appreciation on a tax basis
                        is as follows:

    Gross Appreciation.......................  $  471,375
    Gross Depreciation.......................    (214,111)
                                               ----------
    Net Appreciation.........................  $  257,264
                                               ----------
                                               ----------

                      ** Non-Income Producing.

                       + Variable Rate Obligations -- The
                         interest rate shown is the rate as
                         of August 31, 1995.

                     The  Moody's  Investors  Service, Inc.
                     and Standard  &  Poor's  Corporation's
                     ratings  indicated are the most recent
                     ratings available  at  August  31,1995
                     and are unaudited.

                             CURRENCY ABBREVIATIONS

AUD...........................  Australian Dollars
CND...........................  Canadian Dollars
DEM...........................  German Deutschemarks
ESP...........................  Spanish Pesetas
FF............................  French Francs
GBP...........................  United Kingdom Pounds
ILT...........................  Italian Lira
JPY...........................  Japanese Yen
SEK...........................  Swedish Krona

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA GLOBAL FIXED INCOME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
  Interest...................................  $1,402,027
                                               ----------
EXPENSES
  Investment advisory fees...................      87,472
  Custodian fees.............................      39,041
  Administration service fees................      26,242
  Administration fees........................      21,868
  Transfer agent fees........................      19,546
  Registration fees..........................      13,953
  Organization expense.......................       5,682
  Miscellaneous fees.........................       4,267
  Printing fees..............................       3,499
  Audit fees.................................       3,000
  Legal fees.................................       2,408
  Insurance expense..........................         350
  Directors fees.............................         301
                                               ----------
                                                  227,629
  Less fees waived...........................     (93,925)
  Less expense reimbursement.................      (2,497)
                                               ----------
    TOTAL EXPENSES...........................     131,207
                                               ----------
NET INVESTMENT INCOME........................   1,270,820
                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain (loss) from:
    Security transactions....................     188,940
    Foreign exchange transactions............     (23,628)
                                               ----------
                                                  165,312
                                               ----------
  Net unrealized appreciation from:
    Investments..............................     315,935
    Translation of assets and liabilities in
     foreign currencies......................      85,307
                                               ----------
                                                  401,242
                                               ----------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS...............................     566,554
                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $1,837,374
                                               ----------
                                               ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE
                                                                PERIOD
                                                 FOR THE       JUNE 28,
                                                YEAR ENDED      1994(1)
                                                AUGUST 31,     TO AUGUST
                                                   1995        31, 1994
                                               ------------   -----------
Increase (decrease) in net assets:
Operations:
  Net investment income......................  $ 1,270,820    $   63,522
  Net gain (loss) on investments and foreign
   currency transactions.....................      566,554       (63,312)
                                               ------------   -----------
  Net increase in net assets resulting from
   operations................................    1,837,374           210
                                               ------------   -----------
Distributions to shareholders:
Dividends to shareholders from net investment
 income:
    BEA shares ($.88 per share)..............     (924,756)           --
                                               ------------   -----------
Net capital share transactions...............   12,351,849     6,300,000
                                               ------------   -----------
Total increase in net assets.................   13,264,467     6,300,210
Net Assets:
  Beginning of year..........................    6,300,360           150
                                               ------------   -----------
  End of year................................  $19,564,827    $6,300,360
                                               ------------   -----------
                                               ------------   -----------


(1) Commencement of Operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA STRATEGIC FIXED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CORPORATE BONDS -- 62.6%
BANKS AND SAVINGS & LOANS -- 0.5%
  Banco Nacional de Desenvolvimento Economico
    e Social Notes (NR, NR)
    6.00% 09/15/96...........................  $        810   $     781,264
                                                              -------------
BUILDING & BUILDING MATERIALS -- 2.1%
  J.M. Peters Company, Inc. Senior Notes (B3,
    NR)
    12.75% 05/01/02..........................         3,600       3,240,000
                                                              -------------
COMMUNICATIONS & MEDIA -- 2.9%
  Adelphia Communications Corp. Senior Notes,
    Series B PIK Bonds (B3, B)
    9.50% 02/15/04...........................         5,292       4,478,010
                                                              -------------
CONSUMER SERVICES -- 2.1%
  Falcon Holdings Group L.P. Senior
    Subordinated Notes PIK Bonds (NR, NR)
    11.00% 09/15/03..........................         3,421       3,288,436
                                                              -------------
COSMETICS -- 2.1%
  Revlon Worldwide Corp. Senior Secured
    Debentures, Series B (B3, B-)
    0.00% 03/15/98...........................         4,400       3,124,000
                                                              -------------
ELECTRIC UTILITIES -- 4.0%
  Cleveland Electric Illuminating Company 1st
    Mortgage Bonds (Ba2, BB)
    9.50% 05/15/05...........................         3,700       3,769,375
  Midland Funding Corp. I
    Lease-Backed Certificates, Series C-91
    (Ba3, BB-)
    10.33% 07/23/02..........................         2,276       2,353,267
                                                              -------------
                                                                  6,122,642
                                                              -------------

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
ENVIRONMENTAL SERVICES -- 1.9%
  EnviroSource, Inc. Senior Notes (B3, B)
    9.75% 06/15/03...........................  $      3,155   $   2,886,825
                                                              -------------
FINANCIAL SERVICES -- 1.5%
  Fifth Mexican Acceptance Corp. Rule 144A
    Notes Tranche A (NR, NR)*
    8.00% 12/15/98...........................         5,040       2,268,000
                                                              -------------
FOOD & BEVERAGES -- 2.7%
  Fresh del Monte Produce Yankee Senior Notes
    (B3, CCC+)
    10.00% 05/01/03..........................         5,135       4,217,119
                                                              -------------
GAS UTILITIES -- 4.8%
  Columbia Gas System, Inc. Debentures (B3,
    D)**/*** 10.50% 06/01/12.................         4,445       6,606,381
  Columbia Gas System, Inc. Medium Term Notes
    (B3, D)**/***
    9.07% 01/12/00...........................           350         512,313
    9.25% 09/30/04...........................           135         199,294
                                                              -------------
                                                                  7,317,988
                                                              -------------
HEALTH CARE -- 2.3%
  General Medical Corp. Subordinated
    Debentures, Series A PIK Bonds (B3, B-)
    12.125% 08/15/05.........................         3,493       3,601,783
                                                              -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA STRATEGIC FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
INDUSTRIAL, MANUFACTURING & PROCESSING -- 16.6%
  Arcadian Partners, L.P. Senior Notes,
    Series B (B2, BB-)
    10.75% 05/01/05..........................  $      5,330   $   5,603,163
  Bell Cablemedia PLC Yankee Discount Bonds
    (B2, B+)++
    11.95% 07/15/04..........................         5,350       3,477,500
  Bombril S.A. Notes, Series XW (NR, NR)
    8.00% 08/26/98...........................         3,350       2,872,625
  Companhia Petroleo Ipiranga Notes Step-Up
    Coupon (NR, NR)
    8.625% 02/25/02..........................           850         811,750
  Companhia Petroleo Ipiranga Rule 144A Notes
    (NR, NR)
    8.625% 02/25/02..........................         2,740       2,616,700
  Crown Packaging Holdings Senior
    Subordinated Notes, Series B (Caa, NR)++
    12.25% 11/01/03..........................         3,800       1,790,750
  Essar Gujarat Rule 144A Debenture FRN (NR,
    NR)+
    8.40% 07/15/99...........................         1,250       1,243,250
  Exide Corp. Senior Subordinated Debentures
    (B2, B+)++
    12.25% 12/15/04..........................         2,750       2,244,688
  Gaylord Container Corp. Senior
    Subordinated Debentures
    (Caa, B-)++
    12.75% 05/15/05..........................         4,680       4,680,000
  Grupo Mexicano de Desarrollo
    Rule 144A Notes (B3, NR)
    8.25% 02/17/01...........................           410         200,900
                                                              -------------
                                                                 25,541,326
                                                              -------------
METALS & MINING -- 3.4%
  Acme Metals Inc.
    Secured Notes (B1, B)++
    13.50% 08/01/04..........................         6,725       5,295,938
                                                              -------------
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
PAPER & FOREST PRODUCTS -- 9.4%
  Grupo Industrial Durango, S.A. de C.V.
    Yankee Notes (B1, BB-)
    12.00% 07/15/01..........................  $      3,450   $   3,113,625
  P.T. Indah Kiat Pulp & Paper Corp.
    Debentures (Ba2, BB)
    8.875% 11/01/00..........................           630         578,807
  P.T. Indah Kiat Pulp & Paper Corp.
    Guaranteed Notes, Series B (Ba2, BB)
    11.875% 06/15/02.........................         1,150       1,185,938
  P.T. Indah Kiat Pulp & Paper Corp. Rule
    144A Debentures (Ba2, BB)
    8.875% 11/01/00..........................         2,625       2,411,719
  Stone Container Corp. Senior Notes (B1, B+)
    9.875% 02/01/01..........................         3,080       3,056,900
  Stone Container Corp. Subordinated
    Debentures (B3, B)
    12.125% 09/15/01.........................         3,975       4,054,500
                                                              -------------
                                                                 14,401,489
                                                              -------------
RETAIL -- 0.7%
  Pueblo Xtra International, Inc. Senior
    Notes (B2, B-)
    9.50% 08/01/03...........................         1,060       1,017,600
                                                              -------------
STEEL -- 0.0%
  Armco, Inc. Senior Notes (B2, B)
    9.375% 11/01/00..........................            70          69,388
                                                              -------------
TELECOMMUNICATIONS & EQUIPMENT -- 2.2%
  Cablevision Industries Corp.,
    Senior Debentures Series B (B1, BB-)
    9.25% 04/01/08...........................         3,245       3,378,856
                                                              -------------
TRANSPORTATION -- 3.4%
  NWA Trust Subordinated Notes, Series D (NR,
    NR)
    13.875% 06/21/08.........................         4,540       5,175,600
                                                              -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA STRATEGIC FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
  TOTAL CORPORATE BONDS (Cost $97,754,220)...                 $  96,206,264
                                                              -------------
FOREIGN GOVERNMENT BONDS -- 22.0%
  Central Bank of Nigeria Par Bonds (NR, NR)+
    6.25% 11/15/20...........................  $      6,500       2,843,750
  Central Bank of the Philippines Par Bonds
    Step-Up Coupon, Series B (NR, NR)+
    5.75% 12/01/17...........................         6,500       4,789,688
  Federal Republic of Brazil Capitalization
    Bonds (NR, NR)
    8.00% 04/15/14...........................         3,120       1,550,250
  Federal Republic of Brazil Interest Due
    Bonds FRN (B1, NR)
    6.6875% 01/01/01.........................         6,650       5,498,719
  Republic of Argentina FRB (B2, BB)+
    7.3125% 03/31/05.........................         4,500       2,750,625
  Republic of Argentina Step-Up Par Bonds
    Series L (B2, BB-)+
    5.00% 03/31/23...........................         3,500       1,653,750
  Republic of Bulgaria Discount Bonds,
    Tranche A (NR, NR)+
    6.75% 0728/24............................         5,250       2,628,281
  Republic of Ecuador Discount Bonds FRN (NR,
    NR)
    6.8125% 02/28/25.........................         4,150       2,062,031
  Republic of Turkey Yankee Notes (Ba3, B+)
    9.00% 06/15/99...........................         1,515       1,473,338
  Republic of Venezuela Debt Conversion Bonds
    Series DL (Ba2, NR)+
    6.8125% 12/18/07.........................         6,250       3,089,844
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
  The Polish People's Republic Discount Bonds
    FRN (NR, NR)+
    7.125% 10/27/24..........................  $      3,825   $   2,914,172
  United Mexican States Par Bonds, Series B
    (Ba3, BB)
    6.25% 12/31/19...........................           750         455,156
  United Mexican States Rule 144A Debentures
    FRN (Ba2, BB)
    11.1875% 07/21/97........................         2,040       2,083,350
                                                              -------------
  TOTAL FOREIGN
   GOVERNMENT BONDS
   (Cost $35,596,846)........................                    33,792,954
                                                              -------------
LOAN PARTICIPATION AGREEMENTS -- 3.9%
  The Kingdom of Morocco Tranche A Bank
    Participation Loan (NR, NR)+
    6.6875% 01/01/09.........................         6,000       3,678,750
  Bank of Foreign Economic Affairs of the
   USSR (Vneshekonombank Bank Participation
   Loan)**...................................         8,000       2,377,500
                                                              -------------
  TOTAL LOAN PARTICIPATION AGREEMENTS
   (Cost $6,718,565).........................                     6,056,250
                                                              -------------
UNITED STATES TREASURY OBLIGATIONS -- 9.4%
  U.S. TREASURY BILLS -- 1.3%
  5.41% 09/21/95.............................         2,000       1,993,989
                                                              -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA STRATEGIC FIXED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
  U.S. TREASURY BONDS -- 7.8%
  11.625% 11/15/04...........................  $        950   $   1,295,097
  10.75% 08/15/05............................         7,700      10,137,743
  7.125% 02/15/23............................           600         627,918
                                                              -------------
                                                                 12,060,758
                                                              -------------
  U.S. TREASURY NOTES -- 0.1%
  6.25 02/15/03..............................            80          79,950
                                                              -------------
  U.S. TREASURY STRIP NOTES -- 0.2%
  11/15/04...................................           480         266,856
                                                              -------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $13,752,073).......................                    14,401,553
                                                              -------------
SHORT-TERM INVESTMENT -- 0.3%
  BBH Grand Cayman U.S. Dollar Time Deposit
   4.875% 09/01/95...........................           467         467,000
                                                              -------------
  TOTAL SHORT-TERM
   INVESTMENT
   (Cost $467,000)...........................                       467,000
                                                              -------------
                                                     NUMBER
                                                  OF SHARES
                                               ------------
RIGHTS/WARRANTS ** -- 0.1%
  J.M. Peters Company, Inc. Warrants
   Expiring 05/01/02.........................        28,440          14,220
  Uniroyal Technology Warrants Expiring
   06/01/03..................................        43,500         130,500
                                                              -------------
  TOTAL RIGHTS/WARRANTS (Cost $102,644)......                       144,720
                                                              -------------
TOTAL INVESTMENTS AT VALUE
  (Cost $154,391,348) -- 98.3%.............................   $ 151,068,741
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.7%......................................       2,552,216
                                                              -------------
                                                                  VALUE
                                                              -------------
NET ASSETS (Applicable to
  9,774,166 BEA Shares) -- 100.0%..........................   $ 153,620,957
                                                              -------------
                                                              -------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($153,620,957 DIVIDED BY 9,774,166)......................          $15.72
                                                              -------------
                                                              -------------
REDEMPTION PRICE PER SHARE
  ($15.72 X .9975).........................................          $15.68
                                                              -------------
                                                              -------------

  * Cost for Federal income tax purposes at August 31, 1995 is $154,659,321. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation.........................  $  5,105,077
  Gross Depreciation.........................    (8,695,657)
                                               ------------
  Net Depreciation...........................  $ (3,590,580)
                                               ------------
                                               ------------

  * Guaranteed by Grupo Sidek, S.A. de C.V. and Grupo Situr, S.A. de C.V.

 ** Non-income Producing Securities.

*** Securities currently in Default

  + Variable Rate Obligations -- The rate shown is the rate as of August 31,
    1995.

 ++ Step Bonds -- The interest rate as of August 31, 1995 is 0% and will reset to interest rate shown at a future date.

The Moody's Investors Service, Inc. and Standard & Poor's Corporation's ratings indicated are the most recent ratings available at August 31, 1995 and are unaudited.

                            INVESTMENT ABBREVIATIONS

    FRB.......................  Floating Rate Bonds
    FRN.......................  Floating Rate Notes
    PIK.......................  Pay in Kind

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                      BEA Strategic Fixed Income Portfolio

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
  Interest...................................  $   14,842,996
                                               --------------
EXPENSES
  Investment advisory fees...................       1,002,002
  Administration Service fees................         214,715
  Administration fees........................         179,304
  Custodian fees.............................          35,057
  Registration fees..........................          22,100
  Audit fees.................................          21,617
  Transfer agent fees........................          20,899
  Printing expense...........................          14,840
  Legal fees.................................          11,430
  Organization expense.......................          10,636
  Insurance expense..........................           4,236
  Miscellaneous fees.........................           1,478
  Directors fees.............................           1,289
                                               --------------
                                                    1,539,603
  Less fees waived...........................        (108,172)
                                               --------------
    TOTAL EXPENSES...........................       1,431,431
                                               --------------
NET INVESTMENT INCOME........................      13,411,565
                                               --------------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS AND FOREIGN
 CURRENCY TRANSACTIONS
  Net realized loss from:
    Security transactions....................      (5,648,311)
    Foreign exchange transactions............         (67,803)
                                               --------------
                                                   (5,716,114)
                                               --------------
  Net unrealized appreciation (depreciation)
   from:
    Investments..............................       3,383,850
    Translation of assets and liabilities in
     foreign currencies......................         (35,172)
                                               --------------
                                                    3,348,678
                                               --------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS................................      (2,367,436)
                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................  $   11,044,129
                                               --------------
                                               --------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  FOR THE          FOR THE
                                                 YEAR ENDED       YEAR ENDED
                                                 AUGUST 31,       AUGUST 31,
                                                    1995             1994
                                               --------------   --------------
Increase (decrease) in net assets:
Operations:
  Net investment income......................  $  13,411,565    $   9,673,516
  Net loss on investments and foreign
   currency..................................     (2,367,436)      (9,133,121)
                                               --------------   --------------
  Net increase in net assets resulting from
   operations................................     11,044,129          540,395
                                               --------------   --------------
Distribution to shareholders:
Dividends to shareholders from net investment
 income:
  BEA shares ($1.34 and $1.43, respectively,
   per share)................................    (12,388,703)     (10,126,549)
                                               --------------   --------------
Net capital share transactions...............     11,448,059       54,747,035
                                               --------------   --------------
Total increase in net assets.................     10,103,485       45,160,881
Net Assets:
  Beginning of year..........................    143,517,472       98,356,591
                                               --------------   --------------
  End of year................................  $ 153,620,957    $ 143,517,472
                                               --------------   --------------
                                               --------------   --------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                          BEA MUNICIPAL BOND PORTFOLIO
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
MUNICIPAL BONDS -- 98.7%
ALABAMA -- 0.8%
  Birmingham AL Industrial Water Board
    Revenue (NR, AAA)
    6.00% 07/01/07...........................  $        75    $      79,219
  Jefferson County AL
    Sanitary Sewer Construction RAW (Aaa, NR)
    6.75% 03/01/07...........................          270          296,325
                                                              -------------
                                                                    375,544
                                                              -------------
ARIZONA -- 3.3%
  Salt River AZ Agricultural
    Improvement & Power
    Distribution Electric System
    Revenue (Aa, AA)
    5.375% 01/01/11..........................          600          579,750
    5.50% 01/01/25...........................        1,085        1,017,188
                                                              -------------
                                                                  1,596,938
                                                              -------------
ARKANSAS -- 0.9%
  Greene County AR Residential Housing
    Facility Board, Single Family Mortgage
    Revenue (MBIA Insured) (Aaa, AAA)
    7.40% 09/01/11...........................          365          422,944
                                                              -------------
CALIFORNIA -- 8.6%
  California State GO (Aaa, AAA)
    5.125% 10/01/17..........................        1,650        1,458,187
  Los Angeles CA Department of Water & Power
    Water Revenue (Aa, AA)
    4.50% 05/15/23...........................          675          525,656
  Sacramento CA Municipal
    Utilities District Electric Revenue (MBIA
    Insured) (Aaa, AAA)
    6.20% 08/15/05...........................          100          108,125
  San Diego CA Sewer
    Revenue Series A (AMBAC Insured) (Aaa,
    AAA)
    5.00% 05/15/23...........................        1,000          861,250

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
CALIFORNIA -- (CONTINUED)
  Southern California Public Power Authority
    Power Project Revenue Series A (AMBAC
    Insured) (Aa, AA-)
    5.00% 07/01/17...........................  $       705    $     607,181
  Southern California Public Power Authority
    Transmission Project Revenue Series B
    (AMBAC Insured) (Aa, AA-)
    5.50% 07/01/23...........................          740          670,625
                                                              -------------
                                                                  4,231,024
                                                              -------------
COLORADO -- 1.1%
  Colorado Springs CO Utility Revenue (Aaa,
    AAA)
    5.875 11/15/17...........................          525          546,000
                                                              -------------
FLORIDA -- 9.5%
  Florida State Board of Education Public
    Education Capital Outlay GO (Aa, AA)
    5.125% 06/01/22..........................        1,610        1,444,975
  Florida State GO (Aa, AA)
    5.50% 10/01/08...........................          740          686,350
  Jacksonville FL Electric Authority Revenue
    (Aaa, AAA)
    6.00% 07/01/12...........................          910          982,800
  Orlando FL Utilities Commission Water &
    Electric Revenue (Aaa, AAA)
    6.30% 04/01/07...........................          685          743,225
  Tallahassee FL Electric Revenue First Lien
    (Aaa, AAA)
    6.10% 10/01/06...........................          730          790,225
                                                              -------------
                                                                  4,647,575
                                                              -------------
GEORGIA -- 0.9%
  DeKalb County GA Water & Sewer Revenue
    (Aaa, AAA)
    5.25% 10/01/02...........................          430          439,675
                                                              -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                          BEA MUNICIPAL BOND PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
ILLINOIS -- 5.9%
  Illinois State Sales Tax Revenue (A1, AAA)
    5.75% 06/15/14...........................  $     1,050    $   1,031,625
    5.50% 06/15/18...........................        1,500        1,415,625
  Lombard IL Multifamily Housing Revenue
    (Clover Creek) (NR, A+)
    6.50% 12/15/06...........................          420          425,250
                                                              -------------
                                                                  2,872,500
                                                              -------------
INDIANA -- 2.0%
  Indianapolis IN Local Public Improvement
    Bond Bank Revenue Series 93A
    (Aaa, AA+)
    6.00% 01/10/18...........................          965          965,000
                                                              -------------
KENTUCKY -- 1.0%
  Kentucky State Turnpike Authority Resource
    Recovery Road Revenue (Aaa, AAA)
    6.125% 07/01/07..........................          480          502,800
                                                              -------------
LOUISIANA -- 1.6%
  New Orleans LA Home Mortgage Authority SOB
    (Aaa, AAA)
    6.25% 01/15/11...........................          635          662,781
  Shreveport LA Home Mortgage Authority
    Single Family Mortgage Revenue (FHA
    Insured/VA Gtd. Mtge. Lease) (Aaa, AA)
    6.75% 09/01/10...........................          126          137,812
                                                              -------------
                                                                    800,593
                                                              -------------
MARYLAND -- 2.0%
  Baltimore MD New Public Housing Revenue
    (Aaa, AAA)
    5.00% 07/01/98...........................           25           25,031
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
MARYLAND -- (CONTINUED)
  Maryland State Transportation Authority
    Project Revenue (Aaa, AAA)
    6.80% 07/01/16...........................  $       850    $     950,937
                                                              -------------
                                                                    975,968
                                                              -------------
MASSACHUSETTS -- 0.9%
  Massachusetts State Water Resources
    Authority General Revenue Series 92A (A,
    A)
    6.50% 07/15/19...........................          420          455,700
                                                              -------------
MISSISSIPPI --- 3.4%
  Mississippi State GO (Aaa, AAA)
    6.20% 02/01/08...........................        1,550        1,658,500
                                                              -------------
NEW YORK -- 30.9%
  New York State Dormitory Authority Revenue
    (Episcopal Health Services) (GNMA Coll.)
    (NR, AAA)
    7.55% 08/01/29...........................        1,335        1,443,469
  New York State Dormitory Authority Revenue
    (Judicial Facilities Lease) (MBIA In-
    sured) (Aaa, AAA)
    7.375% 07/01/16..........................          605          718,438
  New York State Dormitory Authority Revenue
    (State University Educational Facili-
    ties) (Baa1, BBB+)**
    5.90% 05/15/04...........................           75           47,344
  New York State Energy Research &
    Development Authority Revenue (A1, NR)
    9.00% 08/15/20...........................          900          918,369
  New York State Energy Research &
    Development Authority Revenue (Brooklyn
    Union Gas Co. Project) (A1, A)
    9.00% 05/15/96...........................        1,015        1,042,913

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                          BEA MUNICIPAL BOND PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONTINUED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
NEW YORK -- (CONTINUED)
  New York State Housing Finance Agency
    Revenue (State University Construction)
    (Aaa, AAA)
    8.30% 11/01/97...........................  $       565    $     625,031
  New York State Medical Care Facility
    Finance Agency Hospital Nursing Home In-
    sured Mortgage Revenue (NR, AAA)
    5.75% 08/15/19...........................        1,695        1,642,031
    5.50% 02/15/22...........................        1,600        1,504,000
    10.50% 01/15/24..........................          900          903,375
  New York State Power Authority General
    Purpose Electric Revenue (Aaa, AA-)
    7.375% 01/01/18..........................          570          587,813
    5.625% 01/01/10..........................          475          498,156
  New York State Power Authority Revenue
    Series V (MBIA Insured) (Aaa, AAA)
    7.875% 01/01/13..........................          790          871,962
  Rome NY Housing Development Corp. Mortgage
    Revenue (ParkDrive Manor) (MBIA Insured)
    (Aaa, AAA)
    7.00% 01/01/26...........................          410          393,600
  Suffolk County NY Water Authority
    Waterworks Revenue Series V
    (NR, AAA)
    6.75% 06/01/12...........................        1,160        1,281,800
  Triborough Bridge & Tunnel Authority NY
    Revenue
    Series L (Aa, A+)
    8.125% 06/01/12..........................          525          570,281
  Triborough Bridge & Tunnel Authority NY
    Mortgage Recording Tax SOB
    (Aaa, AAA)
    7.125% 01/01/00..........................        1,865        2,086,469
                                                              -------------
                                                                 15,135,051
                                                              -------------
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
NORTH CAROLINA -- 3.5%
  North Carolina Municipal Power Agency I,
    Catawba Electric Revenue (Aaa, AAA)
    10.50% 01/01/10..........................  $     1,180    $   1,699,200
                                                              -------------
OREGON -- 0.2%
  Portland OR Hospital Facilities Authority
    Legacy Health Systems Hospital Revenue
    Series 91A (AMBAC Insured) (Aaa, AAA)
    6.70% 05/01/21...........................          115          123,338
                                                              -------------
PUERTO RICO -- 7.3%
  Commonwealth of Puerto Rico Aqueduct &
    Sewer Authority Revenue (Aaa, AAA)
    8.25% 07/01/96...........................          150          155,438
    4.50% 07/01/02...........................          158          160,370
  Commonwealth of Puerto Rico Aqueduct &
    Sewer Authority Revenue (Commonwealth
    Guaranteed) (Baa1, A)
    7.875% 07/01/17..........................        1,540        1,707,475
  Commonwealth of Puerto Rico GO (Baa1, A)
    5.40% 07/01/07...........................        1,310        1,300,175
  University of Puerto Rico
    Revenue Series L (Aaa, A)
    7.75% 06/01/07...........................          225          235,969
                                                              -------------
                                                                  3,559,427
                                                              -------------
SOUTH DAKOTA -- 5.9%
  Heartland Consumers Power District SD
    Electric Revenue (Aaa, AAA)
    6.375% 01/01/16..........................          525          559,781
    7.00% 01/01/16...........................        2,035        2,347,881
                                                              -------------
                                                                  2,907,662
                                                              -------------

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                          BEA MUNICIPAL BOND PORTFOLIO
                      STATEMENT OF NET ASSETS  (CONCLUDED)
                                AUGUST 31, 1995

                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------
TEXAS -- 5.1%
  Austin TX Utilities Systems Revenue (NR,
    NR)
    5.375% 05/15/00..........................  $       415    $     426,931
  Dallas-Fort Worth TX International Airport
    Revenue (Baa2, BB+)
    7.25% 11/01/30...........................          280          291,900
  Houston TX Airport Systems Revenue (Aaa,
    AAA)
    5.80% 07/01/10...........................          400          415,000
  Houston TX Water Systems Revenue (Aaa, AAA)
    5.50% 12/01/09...........................          155          156,356
  Lower Colorado River Authority Revenue
    (Aaa, NR)
    9.25% 01/01/05...........................          350          363,125
    9.50% 01/01/13...........................          725          752,187
  Lower Colorado River Authority Priority
    Revenue (Aaa, AAA)
    9.375% 01/01/05..........................           85           88,188
                                                              -------------
                                                                  2,493,687
                                                              -------------
UTAH -- 2.0%
  Intermountain Power Agency UT Power Supply
    Revenue
    Series B (Aa, AA-)
    6.00% 07/01/21...........................          420          417,375
  Utah State School District
    Finance Cooperative
    Revenue (NR, AA+)
    8.375% 08/15/10..........................          535          585,156
                                                              -------------
                                                                  1,002,531
                                                              -------------
VIRGINIA -- 1.9%
  Fairfax County VA Redevelopment & Housing
    Authority Mortgage Revenue (FHA Insured)
    (NR, AAA)
    7.10% 04/01/19...........................          830          949,313
                                                              -------------
                                                   PAR
                                                  (000)           VALUE
                                               ------------   -------------

    TOTAL MUNICIPAL BONDS
      (Cost 46,365,057)......................                    48,360,970
                                                              -------------
SHORT-TERM INVESTMENT -- 0.1%
  Smith Barney Tax Free Money Market Fund....  $        37    $      36,963
                                                              -------------
    TOTAL SHORT-TERM INVESTMENT
      (Cost $36,963).........................                        36,963
                                                              -------------
TOTAL INVESTMENTS AT VALUE -- 98.8%
  (Cost $46,402,020*)........................                 $  48,397,933
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.2%........................                       579,904
                                                              -------------
NET ASSETS (Applicable to 3,168,671 BEA
  shares) -- 100.0%..........................                 $  48,977,837
                                                              -------------
                                                              -------------
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE
  ($48,977,837  DIVIDED BY 3,168,671)........                        $15.46
                                                              -------------
                                                              -------------

 * Cost for Federal income tax purposes at August 31, 1995 is $46,065,541. The gross appreciation (depreciation) on a tax basis is as follows:

  Gross Appreciation............  $2,370,727
  Gross Depreciation............     (38,335)
                                  ----------
  Net Appreciation..............  $2,332,392
                                  ----------
                                  ----------

** Zero Coupon Bonds. Rate shown is the effective yield.

The Moody's Investors Service, Inc. and Standard & Poor's Corporation's ratings indicated are the most recent ratings available at August 31, 1995 and are unaudited.

                            INVESTMENT ABBREVIATIONS

GO............................  General Obligations
RAW...........................  Revenue Anticipation Warrant
SOB...........................  Special Obligation Bonds

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                       BEA MUNICIPAL BOND FUND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
AUGUST 31, 1995

INVESTMENT INCOME
  Interest...................................  $2,750,682
                                               -----------
EXPENSES
  Investment advisory fees...................     334,116
  Administration service fees................      71,596
  Administration fees........................      59,664
  Registration fees..........................      22,561
  Transfer agent fees........................      21,143
  Custodian fees.............................      17,278
  Miscellaneous fees.........................      12,000
  Printing fees..............................       8,499
  Audit fees.................................       8,250
  Organization expense.......................       7,646
  Legal fees.................................       4,100
  Insurance expense..........................       1,100
  Directors fees.............................         600
                                               -----------
                                                  568,553
  Less fees waived...........................     (91,244)
                                               -----------
    TOTAL EXPENSES...........................     477,309
                                               -----------
NET INVESTMENT INCOME........................   2,273,373
                                               -----------
REALIZED AND UNREALIZED GAIN(LOSS) ON
 INVESTMENTS:
  Net realized loss on investments...........    (230,566)
  Net unrealized appreciation on
   investments...............................   2,065,632
                                               -----------
NET GAIN ON INVESTMENTS......................   1,835,066
                                               -----------
NET INCREASE IN NET ASSETS RESULTING FFROM
 OPERATIONS..................................  $4,108,439
                                               -----------
                                               -----------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE
                                                                  PERIOD
                                                  FOR THE        JUNE 20,
                                                YEAR ENDED      1994(1) TO
                                                AUGUST 31,      AUGUST 31,
                                                   1995            1994
                                               -------------   -------------

Increase (decrease) in net assets:
  Operations:
    Net investment income....................  $  2,273,373    $    240,189
    Net gain(loss) on investments............     1,835,066         (60,805)
                                               -------------   -------------
    Net increase in net assets resulting from
     operations..............................     4,108,439         179,384
                                               -------------   -------------
Distributions to shareholders:
  Dividends to shareholders from net
   investment income:
    BEA shares ($.76 per share)..............    (2,400,128)             --
Distributions to shareholders from net
 realized capital gains:
  BEA shares ($.05 per share)................      (174,436)             --
                                               -------------   -------------
  Total distributions to shareholders........    (2,574,564)             --
                                               -------------   -------------
Net capital share transactions...............     5,134,026      42,130,402
                                               -------------   -------------
Total increase in net assets.................     6,667,901      42,309,786
Net Assets:
  Beginning of year..........................    42,309,936             150
                                               -------------   -------------
  End of year................................  $ 48,977,837    $ 42,309,936
                                               -------------   -------------
                                               -------------   -------------


(1) Commencement of Operations.

                See Accompanying Notes to Financial Statements.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               BEA INTERNATIONAL EQUITY PORTFOLIO                    BEA EMERGING MARKETS EQUITY PORTFOLIO
                      -----------------------------------------------------  ------------------------------------------------------
                          FOR THE          FOR THE        FOR THE PERIOD         FOR THE          FOR THE         FOR THE PERIOD
                        YEAR ENDED       YEAR ENDED     OCTOBER 1, 1992* TO    YEAR ENDED       YEAR ENDED     FEBRUARY 1, 1993* TO
                      AUGUST 31, 1995  AUGUST 31, 1994    AUGUST 31, 1993    AUGUST 31, 1995  AUGUST 31, 1994    AUGUST 31, 1993
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
Net asset value,
 beginning of
 period..............  $      20.73     $      18.73       $      15.00       $      24.58     $      18.38        $     15.00
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
  Income from
   investment
   operations
    Net investment
     income..........           .06              .05                .04                .02             (.03)               .02
    Net gain (loss)
     on securities
     (both realized
     and
     unrealized).....         (1.75)            2.60               3.69              (5.94)            6.64               3.36
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
    Total from
     investment
     operations......         (1.69)            2.65               3.73              (5.92)            6.61               3.38
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
  Less Distributions
    Dividends from
     net investment
     income..........            --             (.05)                --               (.07)            (.09)                --
    Distributions
     from capital
     gains...........          (.80)            (.60)                --               (.92)            (.32)                --
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
    Total
     distributions...          (.80)            (.65)                --               (.99)            (.41)                --
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
    Net asset value,
     end of period...  $      18.24     $      20.73       $      18.73       $      17.67     $      24.58        $     18.38
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
                      ---------------  ---------------  -------------------  ---------------  ---------------  --------------------
Total return.........      (8.06%)(d)       14.23%(d)       24.87%(c)(d)         (24.42%)(d)       35.99%(d)       22.53%(c)(d)
Ratio/Supplemental
 Data
    Net assets, end
     of period.......  $773,254,630     $767,189,791       $268,403,524       $128,322,563     $140,675,379        $21,988,062
    Ratio of expenses
     to average net
     assets..........       1.25%(a)         1.25%(a)        1.25%(a)(b)           1.50%(a)         1.50%(a)        1.50%(a)(b)
    Ratio of net
     investment
     income (loss) to
     average net
     assets..........          .35%             .33%             .41%(b)              .02%            (.02%)            .28%(b)
    Portfolio
     turnover rate...           78%             104%             106%(c)               79%              54%              38%(c)


(a) Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA International Equity Portfolio would have been 1.26% and 1.30% for the years ended August 31, 1995 and 1994, respectively, and 1.46% annualized for the period ended August 31, 1993. Without the waiver of advisory fees and and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Emerging Markets Equity Portfolio would have been 1.61% and 2.01% for the years ended August 31, 1995 and 1994, respectively, and 3.23% annualized for the period ended August 31, 1993.
(b) Annualized.
(c) Not Annualized.
(d) Redemption fees not reflected in total return.
*   Commencement of operations.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     BEA U.S. CORE FIXED INCOME
                                                                 BEA U.S. CORE               PORTFOLIO
                                                               EQUITY PORTFOLIO    ------------------------------
                                                              -------------------                  FOR THE PERIOD
                                                                FOR THE PERIOD        FOR THE      APRIL 1, 1994*
                                                              SEPTEMBER 1, 1994*     YEAR ENDED          TO
                                                                      TO             AUGUST 31,      AUGUST 31,
                                                                AUGUST 31, 1995         1995            1994
                                                              -------------------  --------------  --------------
Net asset value, beginning of period........................     $       15.00      $      14.77    $      15.00
                                                              -------------------  --------------  --------------
  Income from investment operations
    Net investment income...................................               .22               .88             .42
    Net gain(loss) on securities (both realized and
     unrealized)............................................              2.72               .61            (.40)
                                                              -------------------  --------------  --------------
    Total from investment operations........................              2.94              1.49             .02
                                                              -------------------  --------------  --------------
  Less Distributions
    Dividends from net investment income....................              (.08)             (.84)           (.25)
    Distributions from capital gains........................                --                --              --
                                                              -------------------  --------------  --------------
    Total distributions.....................................              (.08)             (.84)           (.25)
                                                              -------------------  --------------  --------------
    Net asset value, end of period..........................     $       17.86      $      15.42    $      14.77
                                                              -------------------  --------------  --------------
                                                              -------------------  --------------  --------------
Total return................................................            19.75%            10.60%         0.17%(c)
Ratio/Supplemental Data
    Net assets, end of period...............................     $  31,643,776      $ 99,249,839    $ 30,015,818
    Ratio of expenses to average net assets.................           1.00%(a)          0.50%(a)     0.50%(a)(b)
    Ratio of net investment income to average net assets....             1.59%             6.47%         6.04%(b)
    Portfolio turnover rate.................................              123%              304%          186%(c)


(a) Without the waiver of advisory fees and administration fees, the ratio of expenses to average net assets for the BEA U.S. Core Equity Portfolio would have been 1.51% for the year ended August 31, 1995. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA U.S. Core Fixed Income Portfolio would have been .84% for the year ended August 31, 1995 and .99% annualized for the period ended August 31, 1994.

(b) Annualized.

(c) Not annualized.

*   Commencement of operations

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            BEA GLOBAL FIXED INCOME
                                                   PORTFOLIO                   BEA STRATEGIC FIXED INCOME PORTFOLIO
                                        -------------------------------  -------------------------------------------------
                                           FOR THE      FOR THE PERIOD      FOR THE         FOR THE       FOR THE PERIOD
                                          YEAR ENDED    JUNE 28, 1994*     YEAR ENDED      YEAR ENDED     MARCH 31, 1993*
                                          AUGUST 31,          TO           AUGUST 31,      AUGUST 31,           TO
                                             1995       AUGUST 31, 1994       1995            1994        AUGUST 31, 1993
                                        --------------  ---------------  --------------  --------------  -----------------
Net asset value, beginning of
 period...............................   $      15.00     $     15.00     $      15.94    $      16.94     $       15.00
                                        --------------  ---------------  --------------  --------------  -----------------
  Income from investment operations
    Net investment income.............           1.06             .15             1.42            1.20               .52
    Net gains(losses) on securities
     (both realized and unrealized)...            .49            (.15)            (.30)           (.77)             1.42
                                        --------------  ---------------  --------------  --------------  -----------------
    Total from investment
     operations.......................           1.55              --             1.12            0.43              1.94
                                        --------------  ---------------  --------------  --------------  -----------------
  Less Distributions
    Dividends from net investment
     income...........................           (.88)             --            (1.34)          (1.43)               --
    Distributions from capital
     gains............................             --              --               --              --                --
                                        --------------  ---------------  --------------  --------------  -----------------
    Total distributions...............           (.88)             --            (1.34)          (1.43)               --
                                        --------------  ---------------  --------------  --------------  -----------------
    Net asset value, end of period....   $      15.67     $     15.00     $      15.72    $      15.94     $       16.94
                                        --------------  ---------------  --------------  --------------  -----------------
                                        --------------  ---------------  --------------  --------------  -----------------
Total return..........................         10.72%         0.00%(c)         7.79%(d)        2.24%(d)      12.93%(c)(d)
Ratio/Supplemental Data
    Net assets, end of period.........   $ 19,564,827     $ 6,300,360     $153,620,957    $143,517,472     $  98,356,591
    Ratio of expenses to average net
     assets...........................        0.75%(a)     0.75%(a)(b)         1.00%(a)        1.00%(a)       1.00%(a)(b)
    Ratio of net investment income to
     average net assets...............          7.26%         5.64%(b)           9.37%           7.73%           7.56%(b)
    Portfolio turnover rate...........            91%            0%(c)             70%            121%             72%(c)

(a) Without the waiver of advisory fees and administration fees and without the reimbursement of operating expenses, the ratios of expenses to average net assets for the BEA Global Fixed Income Portfolio would have been 1.29% for the year ended August 31, 1995 and 1.92% annualized for the period ended August 31, 1994. Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA Strategic Fixed Income Portfolio would have been 1.08% and 1.13% for the years ended August 31, 1995 and 1994, respectively, and 1.17% annualized for the period ended August 31, 1993.

(b) Annualized.

(c) Not annualized.

(d) Redemption fees not reflected in total return.

*   Commencement of operations

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         BEA MUNICIPAL BOND FUND
                                                                                                PORTFOLIO
                                                                                     -------------------------------
                                                                                        FOR THE      FOR THE PERIOD
                                                                                       YEAR ENDED    JUNE 20, 1994*
                                                                                       AUGUST 31,          TO
                                                                                          1995       AUGUST 31, 1994
                                                                                     --------------  ---------------
Net asset value, beginning of period...............................................   $      15.06    $       15.00
                                                                                     --------------  ---------------
  Income from investment operations
    Net investment income..........................................................            .71              .09
    Net gains(losses) on securities (both realized and unrealized).................            .50             (.03)
                                                                                     --------------  ---------------
    Total from investment operations...............................................           1.21             0.06
                                                                                     --------------  ---------------
  Less Distributions
    Dividends from net investment income...........................................           (.76)              --
    Distributions from capital gains...............................................           (.05)              --
                                                                                     --------------  ---------------
    Total distributions............................................................           (.81)              --
                                                                                     --------------  ---------------
    Net asset value, end of period.................................................   $      15.46    $       15.06
                                                                                     --------------  ---------------
                                                                                     --------------  ---------------
Total return.......................................................................          8.42%          0.40%(c)
Ratio/Supplemental Data
    Net assets, end of period......................................................   $ 48,977,837    $  42,309,936
    Ratio of expenses to average net assets........................................        1.00%(a)      1.00%(a)(b)
    Ratio of net investment income (loss) to average net assets....................          4.76%          3.27%(b)
    Portfolio turnover rate........................................................            25%             9%(c)

(a) Without the waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the BEA Municipal Bond Fund Portfolio would have been 1.19% for the year ended August 31, 1995 and 1.34% annualized for the period ended August 31, 1994.

(b) Annualized.

(c) Not annualized.

*   Commencement of operations

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1995

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, seven of which are included in these financial statements.

    The Fund has authorized capital of thirty billion shares of common stock of which 12.2 billion are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Fund fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations: the BEA Family, the RBB Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Jamey Montgomery Scott Money Funds, the Warburg Pincus Family and the Bradford Family. The BEA Family represents interests in nine portfolios, seven of which are currently in operation and covered by this report.

            A) SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

            B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in the Portfolio's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

            C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses, principally transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

            D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and net realized capital gains will be declared and paid at least annually. The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts.

            E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

            F) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1995

NOTE 1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    Some countries in which the portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and deposition of securities by the portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
    Pursuant to Investment Advisory Agreements, BEA Associates ("BEA"), a U.S. investment advisory firm, serves as investment advisor for each of the seven portfolios described herein.

    For its advisory services, BEA is entitled to receive the following fees, computed daily and payable monthly on a portfolio's average daily net assets:

              PORTFOLIO                              ANNUAL RATE
--------------------------------------  --------------------------------------
BEA International Equity Portfolio      0.80% of average daily net assets
BEA Emerging Markets Equity Portfolio   1.00% of average daily net assets
BEA U.s. Core Equity Portfolio          0.75% of average daily net assets
BEA U.S. Core Fixed Income Portfolio    0.375% of average daily net assets
BEA Global Fixed Income Portfolio       0.50% of average daily net assets
BEA Strategic Fixed Income Portfolio    0.70% of average daily net assets
BEA Municipal Bond Fund Portfolio       0.70% of average daily net assets

    BEA may, at its discretion, voluntarily waive all or any portion of its advisory fee for either of the portfolios. For the year ended August 31, 1995, advisory fees and waivers for each of the seven investment portfolios were as follows:

                                         GROSS                            NET
                                      ADVISORY FEE       WAIVER       ADVISORY FEE
                                     --------------  --------------  --------------
BEA International Equity Portfolio    $   6,012,837    $          0   $   6,012,837
BEA Emerging Markets Equity
Portfolio                                 1,283,714         (33,702)      1,250,012
BEA U.S. Core Equity Portfolio              165,881         (88,725)         77,156
BEA U.S. Core Fixed Income
Portfolio                                   254,475        (121,336)        133,139
BEA Global Fixed Income Portfolio            87,472         (68,558)         18,914
BEA Strategic Fixed Income
Portfolio                                 1,002,002               0       1,002,002
BEA Municipal Bond Fund Portfolio           334,116         (38,740)        295,376

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each portfolio's transfer and dividend disbursing agent. In addition, PFPC serves as administrator for each of the seven portfolios. PFPC's administration fee is computed daily and payable monthly at an annual rate of
 .125% of each Portfolio's average daily net assets.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1995

NOTE 2.TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
    PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the portfolios. For the year ended August 31, 1995, administration fees for each of the seven investment portfolios were as follows:

                                                             GROSS                         NET
                                                         ADMINISTRATION              ADMINISTRATION
                                                              FEE         WAIVER           FEE
                                                         --------------  ---------   ---------------
BEA International Equity Portfolio                         $    939,506   $(31,334)     $    908,172
BEA Emerging Markets Equity Portfolio                           160,467    (13,100)          147,367
BEA U.S. Core Equity Portfolio                                   27,647         --            27,647
BEA U.S. Core Fixed Income Portfolio                             84,825    (27,144)           57,681
BEA Global Fixed Income Portfolio                                21,868     (4,374)           17,494
BEA Strategic Fixed Income Portfolio                            179,304     (6,060)          173,244
BEA Municipal Bond Fund Portfolio                                59,664         --            59,664

    Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Counsellors Securities Inc., serves as administrative services agent. An administrative service fee is computed daily and payable monthly at an annual rate of .15% of each portfolio's average daily net assets.

NOTE 3.PURCHASES AND SALES OF SECURITIES
    For the year ended August 31, 1995, purchases and sales of investment Securities (other than short-term investments) were as follows:

                                                   INVESTMENT SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                               -----------------------------   ---------------------------
                                                 PURCHASES         SALES        PURCHASES        SALES
                                               -------------   -------------   ------------   ------------
BEA International Equity Portfolio              $617,181,288    $573,180,379      $      --      $      --
BEA Emerging Markets Equity Portfolio            114,628,576      97,313,228             --             --
BEA U.S. Core Equity Portfolio                    52,780,847      26,487,722             --             --
BEA U.S. Core Fixed Income Portfolio             107,672,185      92,069,914    128,659,829    100,800,133
BEA Global Fixed Income Portfolio                 21,535.609      11,718,908      2,527,679      2,086,574
BEA Strategic Fixed Income Portfolio             110,184,261      89,532,851     18,143,359      1,534,174
BEA Municipal Bond Fund Portfolio                 18,720,170        10,114,9             --             --

    For the year ended August 31, 1995, purchases include $15,177,455, $9,617,719, $16,440,611, $15,460,482, $1,845,979, $1,801,901, and $10,370,586 of
investment securities received from shareholders in exchange for 800,255 shares, 568,745 shares, 1,074,769 shares, 1,044,980 shares, 123,891 shares, 128,341 shares, and 713,800 shares sold by the BEA International Equity Portfolio, BEA Emerging Markets Equity Portfolio, BEA U.S. Core Equity Portfolio, BEA U.S. Core Fixed Income Portfolio, BEA Global Fixed Income Portfolio, BEA Strategic Fixed Income Portfolio and BEA Municipal Bond Fund Portfolio, respectively.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1995

NOTE 4.CAPITAL SHARES
    Transactions in capital shares for each period were as follows:

                                   BEA INTERNATIONAL EQUITY                              BEA EMERGING MARKETS EQUITY
                                          PORTFOLIO                                               PORTFOLIO
                    ------------------------------------------------------  ------------------------------------------------------
                        FOR THE YEAR ENDED          FOR THE YEAR ENDED          FOR THE YEAR ENDED          FOR THE YEAR ENDED
                         AUGUST 31, 1995             AUGUST 31, 1994             AUGUST 31, 1995             AUGUST 31, 1994
                    --------------------------  --------------------------  --------------------------  --------------------------
                       SHARES        VALUE         SHARES        VALUE         SHARES        VALUE         SHARES        VALUE
                    ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------

Shares sold            7,555,790  $141,210,504    24,447,890  $481,771,890     2,740,756  $ 45,977,774     4,675,645  $105,692,908
Shares issued in
  reinvestment of
  dividends            1,783,551    31,977,179       512,147    10,268,548       290,750     5,614,374        41,695     1,032,357
Shares
  repurchased, net
  of redemption
  fees                (3,955,727)  (69,857,127)   (2,274,120)  (44,138,125)   (1,493,908)  (25,817,939)     (190,598)   (4,055,553)
                    ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net increase           5,383,614  $103,330,556    22,685,917  $447,902,313     1,537,598  $ 25,774,209     4,526,742  $102,669,712
                    ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
                    ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
BEA Shares
  Authorized         500,000,000                 500,000,000                 500,000,000                 500,000,000
                    ------------                ------------                ------------                ------------
                    ------------                ------------                ------------                ------------

                                      BEA U.S. CORE EQUITY                        BEA U.S. CORE FIXED INCOME
                                           PORTFOLIO                                      PORTFOLIO
                                --------------------------------  ----------------------------------------------------------
                                         FOR THE PERIOD
                                       SEPTEMBER 1, 1994                   FOR THE            FOR THE PERIOD APRIL 1, 1994
                                (COMMENCEMENT OF OPERATIONS) TO          YEAR ENDED          (COMMENCEMENT OF OPERATIONS) TO
                                        AUGUST 31, 1995                AUGUST 31, 1995               AUGUST 31, 1994
                                --------------------------------  -------------------------  -------------------------------
Shares sold                        1,883,469        $ 28,923,460     4,372,374  $64,282,193     2,905,078        $43,523,808
Shares issued in reinvestment
  of dividends                         7,112             102,838       229,407    3,338,279        33,914            491,074
Shares repurchased                  (118,327)         (1,982,759)     (195,402)  (2,949,275)     (907,066)       (13,512,710)
                                ------------        ------------  ------------  -----------  ------------        -----------
Net increase                       1,772,254        $ 27,043,539     4,406,379  $64,671,197     2,031,926        $30,502,172
                                ------------        ------------  ------------  -----------  ------------        -----------
                                ------------        ------------  ------------  -----------  ------------        -----------
BEA Shares Authorized            500,000,000                       500,000,000                500,000,000
                                ------------                      ------------               ------------
                                ------------                      ------------               ------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1995

NOTE 4.CAPITAL SHARES (CONTINUED)
    Transactions in Capital Shares for each period were as follows:

                                         BEA GLOBAL FIXED INCOME                            BEA STRATEGIC FIXED INCOME
                                                PORTFOLIO                                           PORTFOLIO
                      -------------------------------------------------------------  ----------------------------------------
                                                                                                                   FOR THE
                               FOR THE              FOR THE PERIOD JUNE 28, 1994              FOR THE             YEAR ENDED
                             YEAR ENDED           (COMMENCEMENT OF OPERATIONS) TO            YEAR ENDED           AUGUST 31,
                           AUGUST 31, 1995                AUGUST 31, 1994                 AUGUST 31, 1995            1994
                      -------------------------  ----------------------------------  --------------------------  ------------

Shares sold                766,650  $11,427,093          420,000    $     6,300,000       580,982  $  8,824,836     2,707,420
Shares issued in
  reinvestment of
  dividends                 61,519      924,756               --                 --       825,245    12,285,993       603,424
Shares repurchased,
  net of redemption
  fees                          --           --               --                 --      (632,837)   (9,662,770)     (116,840)
                      ------------  -----------  ---------------    ---------------  ------------  ------------  ------------
Net increase               828,169  $12,351,849          420,000    $     6,300,000       773,390  $ 11,448,059     3,194,004
                      ------------  -----------  ---------------    ---------------  ------------  ------------  ------------
                      ------------  -----------  ---------------    ---------------  ------------  ------------  ------------
BEA Shares
  Authorized           500,000,000                   500,000,000                      500,000,000                 500,000,000
                      ------------               ---------------                     ------------                ------------
                      ------------               ---------------                     ------------                ------------

Shares sold           $46,530,464
Shares issued in
  reinvestment of
  dividends            10,123,281
Shares repurchased,
  net of redemption
  fees                 (1,906,710)
                      -----------
Net increase          $54,747,035
                      -----------
                      -----------
BEA Shares
  Authorized

                                       BEA MUNICIPAL BOND
                                           PORTFOLIO
                      ----------------------------------------------------
                                                       FOR THE PERIOD
                                                       JUNE 20, 1994
                               FOR THE                (COMMENCEMENT OF
                              YEAR ENDED               OPERATIONS) TO
                           AUGUST 31, 1995            AUGUST 31, 1994
                      --------------------------  ------------------------

Shares sold                935,296  $ 13,666,897    2,820,340  $42,291,402
Shares issued in
  reinvestment of
  dividends                123,547     1,831,054           --           --
Shares repurchased        (699,839)  (10,363,925)     (10,683)    (161,000)
                      ------------  ------------  -----------  -----------
Net increase               359,004  $  5,134,026    2,809,657  $42,130,402
                      ------------  ------------  -----------  -----------
                      ------------  ------------  -----------  -----------
BEA Shares
  Authorized           500,000,000                500,000,000
                      ------------                -----------
                      ------------                -----------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1995

NOTE 5.NET ASSETS
    At August 31, 1995, net assets consisted of the following:

                                           BEA EMERGING                   BEA U.S.
                       BEA INTERNATIONAL     MARKETS       BEA U.S.      CORE FIXED     BEA GLOBAL    BEA STRATEGIC   BEA MUNICIPAL
                            EQUITY            EQUITY     CORE EQUITY       INCOME      FIXED INCOME   FIXED INCOME      BOND FUND
                           PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                       -----------------   ------------  ------------   ------------   ------------   -------------   -------------

Capital Paid-In          $785,573,566      $146,837,410  $ 25,908,426   $ 95,173,520   $ 18,651,999   $ 169,539,044    $46,989,743
Accumulated Net
  Investment Income
  (Loss)                   (1,320,328)         (456,390)      248,745      1,399,516        386,244       3,297,982        113,434
Accumulated Net
  Realized Gain
  (Loss) on Security
  and Foreign
  Exchange
  Transactions            (49,729,636)      (14,567,615)    2,139,515        743,786        188,940     (15,893,459)      (162,902)
Net Unrealized
  Appreciation
  (Depreciation) on
  Investments and
  Foreign Currency
  Contracts                38,731,028        (3,490,842)    3,347,090      1,933,017        337,644      (3,322,610)     2,037,562
                       -----------------   ------------  ------------   ------------   ------------   -------------   -------------
                         $773,254,630      $128,322,563  $ 31,643,776   $ 99,249,839   $ 19,564,827   $ 153,620,957    $48,977,837
                       -----------------   ------------  ------------   ------------   ------------   -------------   -------------
                       -----------------   ------------  ------------   ------------   ------------   -------------   -------------

NOTE 6.RESTRICTED SECURITIES
    Certain of the BEA International Equity Portfolio's investments are restricted as to resale and are valued at the direction of the Fund's Board of Directors in good faith, at fair value, after taking into consideration appropriate indications of value available. The table below shows the number of shares held, the acquisition date, value as of August 31, 1995, percentage of net assets which the securities comprise, aggregate cost and unit value of the securities.

                              NUMBER OF     ACQUISITION     08/31/95     PERCENTAGE OF                   VALUE PER
                               SHARES          DATE        FAIR VALUE     NET ASSETS    SECURITY COST      UNIT
                            -------------  -------------  -------------  -------------  -------------  -------------
Sodigas Pampeana                   55          1/14/93     $   841,061        0.1%       $   566,038       $15,292
Sodigas del Sur                    55          1/14/93         742,112        0.1%           384,038        13,493
Geotek Communications,
Inc.                              600          5/26/95       5,817,814        0.8%         6,000,000         9,696
                                                          -------------                 -------------
                                                           $ 7,400,987                   $ 6,950,076
                                                          -------------                 -------------
                                                          -------------                 -------------

NOTE 7.CAPITAL LOSS CARRYOVER
    At August 31, 1995, capital loss carryovers were available to offset future realized gains as follows: $15,475,847 in the BEA Strategic Fixed Income Portfolio of which $10,489,826 expires in 2001 and $4,986,021 expires in 2003. In addition, deferred post-October 31, 1994 losses were available to offset future net capital gains through August 31, 1996 as follows: $18,823,744 in the BEA Emerging Markets Equity Portfolio and $204,088 in the BEA Municipal Bond Fund Portfolio.

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                AUGUST 31, 1995

NOTE 8.FORWARD FOREIGN CURRENCY CONTRACTS
    The Funds will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. A Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies.

    Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's Portfolio Securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the year ended August 31, 1995, the BEA U.S. Core Fixed Income Portfolio and the BEA Global Fixed Income Portfolio entered into forward foreign currency contracts.

    The BEA U.S. Core Fixed Income Portfolio's open Forward Foreign Currency Contract at August 31, 1995 was as follows:

                                   FOREIGN                           UNREALIZED
                                  CURRENCY                             FOREIGN
  FORWARD CURRENCY     EXPIRATION   TO BE    CONTRACT   CONTRACT      EXCHANGE
      CONTRACT           DATE       SOLD      AMOUNT      VALUE         GAIN
---------------------  ---------  ---------  ---------  ---------  ---------------
German Deutschemarks    09/15/95    350,000   $249,670   $238,737     $  10,933
                                             ---------  ---------       -------
                                             ---------  ---------       -------

    The BEA Global Fixed Income Portfolio's open Forward Foreign Currency Contracts at August 31, 1995 were as follows:

                                                                           UNREALIZED
                                    FOREIGN                                  FOREIGN
  FORWARD CURRENCY     EXPIRATION  CURRENCY     CONTRACT     CONTRACT       EXCHANGE
      CONTRACT           DATE     TO BE SOLD     AMOUNT        VALUE        GAIN/LOSS
---------------------  ---------  -----------  -----------  -----------  ---------------
Australian Dollars      09/15/95      580,000     $415,367     $435,566    $   (20,199)
Denmark Krone           12/15/95      525,000       95,229       92,342          2,887
Denmark Krone           12/15/95    1,295,000      238,358      227,777         10,581
French Francs           12/15/95    2,300,000      444,659      456,219        (11,560)
French Francs           12/15/95    7,400,000    1,457,697    1,467,833        (10,136)
German Deutschemarks    09/15/95    1,320,000      941,344      900,379         40,965
Japanese Yen            09/18/95   20,000,000      240,961      205,263         35,698
Japanese Yen            09/18/95   50,000,000      575,771      513,156         62,615
Spanish Pesetas         09/15/95   20,000,000      162,668      159,840          2,828
Swedish Krona           11/15/95    3,900,000      540,780      531,755          9,025
                                               -----------  -----------  ---------------
                                                $5,112,834   $4,990,130    $   122,704
                                               -----------  -----------  ---------------
                                               -----------  -----------  ---------------

                                 THE BEA FAMILY
                               THE RBB FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                AUGUST 31, 1995

NOTE 8.  FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)

                                    FOREIGN                                 UNREALIZED
                                    CURRENCY                                  FOREIGN
  FORWARD CURRENCY     EXPIRATION    TO BE       CONTRACT     CONTRACT       EXCHANGE
      CONTRACT           DATE      PURCHASED      AMOUNT        VALUE        GAIN/LOSS
---------------------  ---------  ------------  -----------  -----------  ---------------
Denmark Krone           12/15/95       950,000     $165,439     $167,095     $   1,656
French Francs           12/15/95       400,000       78,833       79,342           509
French Francs           12/15/95     1,000,000      197,083      198,356         1,273
French Francs           12/15/95     1,000,000      202,388      198,356        (4,032)
French Francs           12/15/95     8,300,000    1,636,903    1,646,355         9,452
German Deutschemarks    09/15/95     1,050,000      710,900      716,210         5,310
Italian Lira            09/15/95   155,000,000       92,098       95,288         3,190
Japanese Yen            09/18/95    60,000,000      614,754      615,787         1,033
Japanese Yen            09/18/95    70,000,000      776,191      718,419       (57,772)
Swedish Krona           11/15/95     3,200,000      431,162      436,312         5,150
                                                -----------  -----------  ---------------
                                                 $4,905,751   $4,871,520     $ (34,231)
                                                -----------  -----------  ---------------
                                                -----------  -----------  ---------------

                                     PART C

                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     (1)  Included in Part A of the Registration Statement:


          (I) Per Share Data and Ratios for the periods ended August 31, 1989 through August 31, 1995 for the BEA Classes:




          (II) No Per Share Data and Ratios is given for the fiscal year ended August 31, 1995, as no such shares had been sold to the public for:

               (A)  BEA Class (BEA Balanced Portfolio)
               (B)  BEA Class (BEA Short Duration Portfolio)




          Included in Part B of the Registration Statement:

                BEA International Equity Portfolio
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1995.
                    Statement of Operations for the period ended August 31, 1995.
                    Statement of Changes in Net Assets for the fiscal year ended August 31, 1994 and for fiscal year ended August 31, 1995. Selected Per Share Data and Ratios




                BEA Emerging Markets Equity Portfolio
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1995.
                    Statement of Operations for the period ended August 31, 1995.
                    Statement of Changes in Net Assets for the fiscal year ended August 31, 1994 and for fiscal year ended August 31, 1995. Selected Per Share Data and Ratios




               BEA U.S. Core Equity Portfolio
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1995.
                    Statement of Operations for the period September 1, 1994 (Commencement of Operations) to August 31, 1995.
                    Statement of Changes in Net Assets for the period September 1, 1994 (Commencement of Operations) to August 31, 1995. Selected Per Share Data and Ratios

                                                                      See Note #
                                                                      ----------


               BEA U.S. Core Fixed Income Portfolio
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1995.
                    Statement of Operations for the period ended August 31, 1995.
                    Statement of Changes in Net Assets for the period April 1, 1994 (Commencement of Operations) to August 31, 1994 and for fiscal year ended August 31, 1995.
                    Selected Per Share Data and Ratios



               BEA Global Fixed Income Portfolio
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1995.
                    Statement of Operations for the period ended August 31, 1995.
                    Statement of Changes in Net Assets for the period June 28, 1994 (Commencement of Operations) to August 31, 1994 and for fiscal year ended August 31, 1995.
                    Selected Per Share Data and Ratios



               BEA High Yield Portfolio
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1995.
                    Statement of Operations for the period ended August 31, 1995.
                    Statement of Changes in Net Assets for the fiscal year ended August 31, 1994 and for fiscal year ended August 31, 1995. Selected Per Share Data and Ratios



               BEA Municipal Bond Fund Portfolio
                    Report of Independent Accountants.
                    Statement of Net Assets as of August 31, 1995.
                    Statement of Operations for the period ended August 31, 1995.
                    Statement of Changes in Net Assets for the period June 30, 1994 (Commencement of Operations) to August 31, 1994 and for fiscal year ended August 31, 1995.
                    Selected Per Share Data and Ratios


Notes to Financial Statements

(b)  Exhibits:                                                        See Note #
                                                                      ----------
          (1) (a)   Articles of Incorporation of Registrant               1

              (b)   Articles Supplementary of Registrant.                 1

              (c)   Articles of Amendment to Articles of
                     Incorporation of Registrant.                         2

              (d)   Articles Supplementary of Registrant.                 2

              (e)   Articles Supplementary of Registrant.                 5

              (f)   Articles Supplementary of Registrant.                 6

              (g)   Articles Supplementary of Registrant.                 9

              (h)   Articles Supplementary of Registrant.                 10

              (i)   Articles Supplementary of Registrant.                 14

              (j)   Articles Supplementary of Registrant.                 14

              (k)   Articles Supplementary of Registrant.                 19

              (l)   Articles Supplementary of Registrant.                 19

              (m)   Articles Supplementary of Registrant.                 19

              (n)   Articles Supplementary of Registrant.                 19

              (o)   Articles Supplementary of Registrant                  20


          (2)  Amended By-Laws adopted August 16, 1988.                   3

              (a)  Amendment to By-Laws adopted July 25, 1989.            4

              (b)  By-Laws amended through October 24, 1989.              5

          (3)  None.

          (4)  Specimen Certificates
               a)   SafeGuard Equity Growth and Income Shares             3
               b)   SafeGuard Fixed Income Shares                         3
               c)   SafeGuard Balanced Shares                             3
               d)   SafeGuard Tax-Free Shares                             3
               e)   SafeGuard Money Market Shares                         3
               f)   SafeGuard Tax-Free Money Market Shares                3
               g)   Cash Preservation Money Market Shares                 3
               h)   Cash Preservation Tax-Free Money
                     Market Shares                                        3
               i)   Sansom Street Money Market Shares                     3
               j)   Sansom Street Tax-Free Money Market Shares            3
               k)   Sansom Street Government Obligations Money            3
                      Market Shares
               l)   Bedford Money Market Shares                           3
               m)   Bedford Tax-Free Money Market Shares                  3
               n)   Bedford Government Obligations Money Market           3
                      Shares

                                                                      See Note #
                                                                      ----------
               o)   Bedford New York Municipal Money
                     Market Shares                                        5
               p)   SafeGuard Government Securities Shares                5
               q)   Income Opportunities High Yield Bond Shares           6
               r)   Bradford Tax-Free Money Market Shares                 8
               s)   Bradford Government Obligations Money Market          8
                    Shares
               t)   Alpha 1 Money Market Shares                           8
               u)   Alpha 2 Tax-Free Money Market Shares                  8
               v)   Alpha 3 Government Obligations Money Market           8
                    Shares
               w)   Alpha 4 New York Municipal Money Market               8
                    Shares
               x)   Beta 1 Money Market Shares                            8
               y)   Beta 2 Tax-Free Money Market Shares                   8
               z)   Beta 3 Government Obligations Money Market            8
                    Shares
                 aa)     Beta 4 New York Municipal Money Market Shares    8
                 bb)     Gamma 1 Money Market Shares                      8
                 cc)     Gamma 2 Tax-Free Money Market Shares             8
                 dd)     Gamma 3 Government Obligations Money Market      8
                           Shares
                 ee)     Gamma 4 New York Municipal Money Market Shares   8
                 ff)     Delta 1 Money Market Shares                      8
                 gg)     Delta 2 Tax-Free Money Market Shares             8
                 hh)     Delta 3 Government Obligations Money Market      8
                           Shares
                 ii)     Delta 4 New York Municipal Money
                           Market Shares                                  8
                 jj)     Epsilon 1 Money Market Shares                    8
                 kk)     Epsilon 2 Tax-Free Money Market Shares           8
                 ll)     Epsilon 3 Government Obligations Money
                           Market Shares                                  8
                 mm)     Epsilon 4 New York Municipal Money
                           Market Shares                                  8
                 nn)     Zeta 1 Money Market Shares                       8
                 oo)     Zeta 2 Tax-Free Money Market Shares              8
                 pp)     Zeta 3 Government Obligations Money
                           Market Shares                                  8
                 qq)     Zeta 4 New York Municipal Money Market Shares
                 rr)     Eta 1 Money Market Shares                        8
                 ss)     Eta 2 Tax-Free Money Market Shares               8
                 tt)     Eta 3 Government Obligations Money Market
                           Shares                                         8
                 uu)     Eta 4 New York Municipal Money Market Shares     8
                 vv)     Theta 1 Money Market Shares                      8
                 ww)     Theta 2 Tax-Free Money Market Shares             8
                 xx)     Theta 3 Government Obligations Money Market
                           Shares                                         8
                 yy)     Theta 4 New York Municipal Money Market
                           Shares                                         8

                                                                      See Note #
                                                                      ----------


                 zz)     BEA International Equity Shares                  9
                 a1)     BEA Strategic Fixed Income Shares                9
                 a2)     BEA Emerging Markets Equity Shares               9
                 a3)     Laffer/Canto Equity Shares                       12
                 a4)     BEA U.S. Core Equity Shares                      13
                 a5)     BEA U.S. Core Fixed Income Shares                13
                 a6)     BEA Global Fixed Income Shares                   13
                 a7)     BEA Municipal Bond Shares                        13
                 a8)     BEA Balanced Shares                              16
                 a9)     BEA Short Duration Shares                        16
                a10)     Warburg Growth & Income Shares                   18
                a11)     Warburg Balanced Shares                          18

          (5) (a)   Investment Advisory Agreement (Money)                 3
                    between Registrant and Provident
                    Institutional Management Corporation,
                    dated as of August 16, 1988.

              (b)   Sub-Advisory Agreement (Money) between                3
                    Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (c)   Investment Advisory Agreement                         3
                    (Tax -Free Money) between Registrant and
                    Provident Institutional Management
                    Corporation, dated as of August 16, 1988.

              (d)   Sub-Advisory Agreement (Tax-Free Money)               3
                    between Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (e)   Investment Advisory Agreement                         3
                    (Government Money) between Registrant and
                    Provident Institutional Management
                    Corporation, dated as of August 16, 1988.

              (f)   Sub-Advisory Agreement (Government Money)             3
                    between Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (k)   Investment Advisory Agreement (Balanced)              3
                    between Registrant and Provident
                    Institutional Management Corporation,
                    dated as of August 16, 1988.

              (l)   Sub-Advisory Agreement (Balanced) between             4
                    Provident Institutional Management
                    Corporation and Provident National Bank,

                                                                      See Note #
                                                                      ----------


                    dated as of August 16, 1988.

              (m)   Investment Advisory Agreement (Tax-Free)              3
                    between Registrant and Provident
                    Institutional Management Corporation,
                    dated as of August 16, 1988.

              (n)   Sub-Advisory Agreement (Tax-Free) between             3
                    Provident Institutional Management
                    Corporation and Provident National Bank, dated as of August 16, 1988.

              (s)   Investment Advisory Agreement                         8
                    (Government Securities) between Registrant and Provident Institutional Management
                    Corporation dated as of April 8, 1991.

              (t)   Investment Advisory Agreement                         8
                    (High Yield Bond) between Registrant
                    and Provident Institutional Management
                    Corporation dated as of April 8, 1991.

              (u)   Sub-Advisory Agreement (High Yield Bond)              8
                    between Registrant and Warburg,
                    Pincus Counsellors, Inc.
                    dated as of April 8, 1991.

              (v)   Investment Advisory Agreement                         9
                    (New York Municipal Money Market) between
                    Registrant and Provident Institutional
                    Management Corporation dated
                     November 5, 1991.

              (w)   Investment Advisory Agreement (Equity)                10
                    between Registrant and Provident
                    Institutional Management Corporation
                    dated November 5, 1991.

              (x)   Sub-Advisory Agreement (Equity) between               10
                    Registrant, Provident Institutional
                    Management Corporation and Warburg,
                    Pincus Counsellors, Inc. dated
                    November 5, 1991.

              (y)   Investment Advisory Agreement                         10
                    (Tax-Free Money Market) between
                    Registrant and Provident Institutional
                    Management Corporation dated
                    April 21, 1992.

              (z)   Investment Advisory Agreement                         11

                                                                      See Note #
                                                                      ----------


                    (BEA International Equity Portfolio)
                    between Registrant and BEA Associates.

              (aa)  Investment Advisory Agreement                         11
                    (BEA Strategic Fixed Income Portfolio)
                    between Registrant and BEA Associates.

              (bb)  Investment Advisory Agreement                         11
                    (BEA Emerging Markets Equity Portfolio)
                    between Registrant and BEA Associates.

              (cc)  Investment Advisory Agreement                         14
                    (Laffer/Canto Equity Portfolio)
                    between Registrant and Laffer Advisors
                    Incorporated, dated as of July 21, 1993.

              (dd)  Sub-Advisory Agreement                                12
                    (Laffer/Canto Sector Equity Portfolio)
                    between PNC Institutional Management
                    Corporation and Laffer Advisors
                    Incorporated, dated as of July 21, 1993.

              (ee)  Investment Advisory Agreement                         15
                    (BEA U.S. Core Equity Portfolio) between
                    Registrant and BEA Associates, dated as
                    of October 27, 1993.

              (ff)  Investment Advisory Agreement                         15
                    (BEA U.S. Core Fixed Income Portfolio)
                    between Registrant and BEA Associates,
                    dated as of October 27, 1993.

              (gg)  Investment Advisory Agreement                         15
                    (BEA Global Fixed Income Portfolio)
                    between Registrant and BEA Associates,
                    dated as of October 27, 1993.

              (hh)  Investment Advisory Agreement                         15
                    (BEA Municipal Bond Fund Portfolio)
                    between Registrant and BEA Associates,
                    dated as of October 27, 1993.

              (ii)  Investment Advisory Agreement                         14
                    (Warburg Pincus Growth and Income Fund)
                    between Registrant and Warburg,
                    Pincus Counsellors, Inc.

              (jj)  Investment Advisory Agreement                         16
                    (Warburg Pincus Balanced Fund) between
                    Registrant and Warburg, Pincus Counsellors,
                    Inc.

                                                                      See Note #
                                                                      ----------


              (kk)  Form of Investment Advisory Agreement                 16
                    (BEA Balanced) between Registrant and
                    BEA Associates.

              (ll)  Form of Investment Advisory Agreement                 16
                    (BEA Short Duration Portfolio) between
                    Registrant and BEA Associates.

              (mm)  Investment Advisory Agreement (Warburg                21
                    Pincus Tax Free Fund) between Registrant and Warburg, Pincus Counsellors, Inc.

          (6) (r)   Distribution Agreement and Supplements                8
                    (Classes A through Q) between the
                    Registrant and Counsellors Securities Inc.
                    dated as of April 10, 1991.

              (s)   Distribution Agreement Supplement                     9
                    (Classes L, M, N and O) between the
                    Registrant and Counsellors Securities
                    Inc. dated as of November 5, 1991.

              (t)   Distribution Agreement Supplements                    9
                    (Classes R, S, and Alpha 1 through Theta 4) between the Registrant and Counsellors
                    Securities Inc. dated as of November
                    5, 1991.

              (u)   Distribution Agreement Supplement                     10
                    (Classes T, U and V) between the Registrant and Counsellors Securities Inc.
                    dated as of September 18, 1992.

              (v)   Distribution Agreement Supplement                     14
                    (Class W) between the Registrant and
                    Counsellors Securities Inc. dated as of
                    July 21, 1993.

              (w)   Distribution Agreement Supplement                     14
                    (Classes X, Y, Z and AA) between the
                    Registrant and Counselors Securities Inc.

              (x)   Distribution Agreement Supplement                     18
                    (Classes BB and CC) between Registrant
                    and Counsellor's Securities Inc. dated
                    as of October 26, 1994.

              (y)   Distribution Agreement Supplement                     18
                    (Classes DD and EE) between Registrant and
                    Counsellor's Securities Inc. dated as of October 26, 1994.

                                                                      See Note #
                                                                      ----------


              (z)   Form of Distribution Agreement Supplement             19
                    (Classes L, M, N and O) between the
                    Registrant and Counsellor's Securities
                    Inc.

              (aa)  Form of Distribution Agreement Supplement             19
                    (Classes R, S) between the Registrant and
                    Counsellor's Securities Inc.

              (bb)  Distribution Agreement Supplements                    19
                    (Classes Alpha 1 through Theta 4) between the Registrant and Counsellor's Securities
                    Inc.

              (cc)  Distribution Agreement Supplement Janney              20
                    Classes (Alpha 1, Alpha 2, Alpha 3 and
                    Alpha 4 between the Registrant and
                    Counsellor's Securities, Inc.

          (7)       Fund Office Retirement Profit-Sharing and             7
                    Trust Agreement, dated as of October 24, 1990.

          (8) (a)   Custodian Agreement between Registrant and            3
                    Provident National Bank dated as of
                    August 16, 1988.

              (b)   Sub-Custodian Agreement among                         10
                    The Chase Manhattan Bank, N.A., the
                    Registrant and Provident National Bank,
                    dated as of July 13, 1992, relating to
                    custody of Registrant's foreign securities.

              (e)   Amendment No. 1 to Custodian Agreement                9
                    dated August 16, 1988.

              (f)   Agreement between Brown Brothers Harriman             10
                    & Co. and Registrant on behalf of
                    BEA International Equity Portfolio,
                    dated September 18, 1992.

              (g)   Agreement between Brown Brothers Harriman &           10
                    Co. and Registrant on behalf of BEA
                    Strategic Fixed Income Portfolio, dated
                    September 18, 1992.

              (h)   Agreement between Brown Brothers Harriman             10
                    & Co. and Registrant on behalf of
                    BEA Emerging Markets Equity Portfolio,
                    dated September 18, 1992.

                                                                      See Note #
                                                                      ----------


              (i)   Agreement between Brown Brothers Harriman             15
                    & Co. and Registrant on behalf of BEA
                    Emerging Markets Equity, BEA International
                    Equity, BEA Strategic Fixed Income and BEA
                    Global Fixed Income Portfolios,
                    dated as of November 29, 1993.

              (j)   Agreement between Brown Brothers Harriman             15
                    & Co. and Registrant on behalf of
                    BEA U.S. Core Equity and BEA U.S. Core
                    Fixed Income Portfolio dated as of
                    November 29, 1993.

              (k)   Custodian Contract between                            18
                    Registrant and State Street Bank and
                    Trust Company.

          (9) (a)   Transfer Agency Agreement (Sansom Street)             3
                    between Registrant and Provident
                    Financial Processing Corporation,
                    dated as of August 16, 1988.

              (b)   Transfer Agency Agreement (Cash Preservation)         3
                    between Registrant and Provident Financial
                    Processing Corporation, dated as of
                    August 16, 1988.

              (c)   Shareholder Servicing Agreement                       3
                    (Sansom Street Money).

              (d)   Shareholder Servicing Agreement                       3
                    (Sansom Street Tax-Free Money).

              (e)   Shareholder Servicing Agreement                       3
                    (Sansom Street Government Money).

              (f)   Shareholder Services Plan                             3
                    (Sansom Street Money).

              (g)   Shareholder Services Plan                             3
                    (Sansom Street Tax-Free Money).

              (h)   Shareholder Services Plan                             3
                    (Sansom Street Government Money).

              (i)   Transfer Agency Agreement (SafeGuard)                 3
                    between Registrant and Provident Financial
                    Processing Corporation, dated as of
                    August 16, 1988.

                                                                      See Note #
                                                                      ----------


              (j)   Transfer Agency Agreement (Bedford)                   3
                    between Registrant and Provident
                    Financial Processing Corporation,
                    dated as of August 16, 1988.

              (k)   Transfer Agency Agreement                             7
                    (Income Opportunities) between Registrant and Provident Financial Processing
                    Corporation dated June 25, 1990.

              (l)   Administration and Accounting Services                8
                    Agreement between Registrant and
                    Provident Financial Processing
                    Corporation, relating to Government
                    Securities Portfolio, dated as of
                    April 10, 1991.

              (m)   Administration and Accounting Services                9
                    Agreement between Registrant and
                    Provident Financial Processing
                    Corporation, relating to
                    New York Municipal Money Market
                    Portfolio dated as of November 5, 1991.

              (n)   Administration and Accounting Services                9
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to Equity Portfolio dated as of November 5, 1991.

              (o)   Administration and Accounting Services                9
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to High Yield Bond Portfolio, dated as of April 10, 1991.

              (p)   Administration and Accounting Services                10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation
                    (International) dated September 18, 1992.

              (q)   Administration and Accounting Services                10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (Strategic) dated September 18, 1992;

              (r)   Administration and Accounting Services                10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (Emerging) dated September 18, 1992.

                                                                      See Note #
                                                                      ----------


              (s)   Transfer Agency Agreement and Supplements             9
                    (Bradford, Alpha, Beta, Gamma, Delta,
                    Epsilon, Zeta, Eta and Theta) between
                    Registrant and Provident Financial
                    Processing Corporation dated as of
                    November 5, 1991.

              (t)   Transfer Agency Agreement Supplement                  10
                    (BEA) between Registrant and Provident
                    Financial Processing Corporation
                    dated as of September 18, 1992.

              (u)   Administrative Services Agreement between             10
                    Registrant and Counsellor's Fund
                    Services, Inc. (BEA Portfolios)
                    dated September 18, 1992.

              (v)   Administration and Accounting Services                10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to Tax-Free Money Market Portfolio, dated as of April 21, 1992.

              (w)   Transfer Agency Agreement Supplement                  12
                    (Laffer) between Registrant and PFPC Inc.
                    dated as of July 21, 1993.

              (x)   Administration and Accounting Services                12
                    Agreement between Registrant and PFPC Inc., relating to Laffer/Canto Equity Fund, dated July 21, 1993.

              (y)   Transfer Agency Agreement Supplement                  15
                    (BEA U.S. Core Equity, BEA U.S.
                    Core Fixed Income, BEA Global Fixed Income and BEA Municipal Bond Fund) between
                    Registrant and PFPC Inc. dated as of
                    October 27, 1993.

              (z)   Administration and Accounting Services                15
                    Agreement between Registrant and PFPC Inc.
                    relating to (Core Equity) dated as of
                    October 27, 1993.

              (aa)  Administration and Accounting Services                15
                    Agreement between Registrant and PFPC Inc.
                    (Core Fixed Income) dated
                    October 27, 1993.

                                                                      See Note #
                                                                      ----------


              (bb)  Administration and Accounting Services                15
                    Agreement between Registrant and
                    PFPC Inc. (International Fixed Income)
                    dated October 27, 1993

              (cc)  Administration and Accounting Services                15
                    Agreement between Registrant and PFPC Inc.
                    (Municipal Bond) dated October 27, 1993.

              (dd)  Transfer Agency Agreement Supplement                  18
                    (BEA Balanced and Short Duration) between
                    Registrant and PFPC Inc. dated
                    October 26, 1994.

              (ee)  Administration and Accounting Services                18
                    Agreement between Registrant and PFPC Inc.
                    (BEA Balanced) dated October 26, 1994.

              (ff)  Administration and Accounting Services                18
                    Agreement between Registrant and PFPC Inc.
                    (BEA Short Duration) dated
                    October 26, 1994.

              (gg)  Co-Administration Agreement between                   18
                    Registrant and PFPC Inc. (Warburg Pincus
                    Growth & Income Fund) dated
                    August 4, 1994.

              (hh)  Co-Administration Agreement between                   18
                    Registrant and PFPC Inc. (Warburg Pincus
                    Balanced Fund) dated August 4, 1994.

              (ii)  Co-Administration Agreement between                   18
                    Registrant and Counsellors Funds Services,
                    Inc. (Warburg Pincus Growth & Income Fund) dated August 4, 1994.

              (jj)  Co-Administration Agreement between                   18
                    Registrant and Counsellors Funds Services,
                    Inc. (Warburg Pincus Balanced Fund) dated
                    August 4, 1994.

              (kk)  Administrative Services Agreement Supplement          18
                    between Registrant and Counsellor's Fund
                    Services, Inc. (BEA Classes) dated
                    October 26, 1994.

              (ll)  Co-Administration Agreement between                   21
                    Registrant and PFPC Inc. (Warburg Pincus
                    Tax Free Fund) dated March 31, 1995.

                                                                      See Note #
                                                                      ----------


              (mm)  Co-Administration Agreement between                   21
                    Registrant and Counsellors Funds
                    Services, Inc. (Warburg Pincus Tax Free
                    Fund) dated March 31, 1995.

              (nn)  Transfer Agency and Service Agreement                 21
                    between Registrant and State Street
                    Bank and Trust Company and PFPC, Inc.
                    dated February 1, 1995.

              (oo)  Supplement to Transfer Agency and Service             21
                    Agreement between Registrant, State Street
                    Bank and Trust Company, Inc. and PFPC
                    dated April 10, 1995.

              (pp)  Amended and Restated Credit Agreement dated           22
                    December 15, 1994

          (10)(a)   Opinion of Counsel.

                    Incorporated by reference herein to
                    Registrant's 24f-2 Notice for the fiscal year ending August 31, 1995 filed on October 26, 1995.

              (b)   Consent of Counsel.

          (11)     Consent of Independent Accountants.

          (12)     None.

          (13)(a)   Subscription Agreement (relating to                   2
                     Classes A through N).

              (b)   Subscription Agreement between Registrant             7
                    and Planco Financial Services, Inc.,
                    relating to Classes O and P.

              (c)   Subscription Agreement between Registrant and         7
                    Planco Financial Services, Inc., relating to
                    Class Q.

              (d)   Subscription Agreement between Registrant             9
                    and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4.

              (e)   Subscription Agreement between Registrant             10
                    and Counsellors Securities Inc. relating to Classes T, U and V.

                                                                      See Note #
                                                                      ----------


              (f)   Subscription Agreement between Registrant             18
                    and Counsellor's Securities Inc. relating to Classes BB and CC.

              (g)   Purchase Agreement between Registrant and             21
                    Counsellors Securities Inc. relating to
                    Class DD (Warburg Pincus Growth & Income
                    Fund Series 2).

              (h)   Purchase Agreement between Registrant and             21
                    Counsellors Securities Inc. relating to
                    Class EE (Warburg Pincus Balanced Fund
                    Series 2).

          (14) None.

          (15)(a)   Plan of Distribution (Sansom Street Money).           3

              (b)   Plan of Distribution (Sansom Street Tax-Free          3
                    Money).

              (c)   Plan of Distribution (Sansom Street                   3
                     Government Money).

              (d)   Plan of Distribution (Cash Preservation               3
                     Money).

              (e)   Plan of Distribution (Cash Preservation               3
                    Tax-Free Money).

              (f)   Plan of Distribution (SafeGuard Equity).              3

              (g)   Plan of Distribution                                  3
                    (SafeGuard Fixed Income).

              (h)   Plan of Distribution (SafeGuard Balanced).            3

              (i)   Plan of Distribution (SafeGuard Tax-Free).            3

              (j)   Plan of Distribution (SafeGuard Money).               3

              (k)   Plan of Distribution (SafeGuard Tax-Free
                    Money).                                               3

              (l)   Plan of Distribution (Bedford Money).                 3

              (m)   Plan of Distribution (Bedford Tax-Free                3
                    Money).

              (n)   Plan of Distribution (Bedford Government              3
                    Money).

                                                                      See Note #
                                                                      ----------


              (o)   Plan of Distribution (Bedford New York                7
                    Municipal Money).

              (p)   Plan of Distribution (SafeGuard Government            7
                    Securities).

              (q)   Plan of Distribution (Income Opportunities            7
                    High Yield).

              (r)   Amendment No. 1 to Plans of Distribution              8
                    (Classes A through Q).

              (s)   Plan of Distribution (Bradford Tax-Free               9
                    Money).

              (t)   Plan of Distribution (Bradford Government             9
                    Money).

              (u)   Plan of Distribution (Alpha Money).                   9

              (v)   Plan of Distribution (Alpha Tax-Free                  9
                    Money).

              (w)   Plan of Distribution (Alpha Government                9
                    Money).

              (x)   Plan of Distribution (Alpha New York                  9
                    Money).

              (y)   Plan of Distribution (Beta Money).                    9

              (z)   Plan of Distribution (Beta Tax-Free                   9
                    Money).

              (aa)  Plan of Distribution (Beta Government                 9
                    Money).

              (bb)  Plan of Distribution (Beta New York                   9
                    Money).

              (cc)  Plan of Distribution (Gamma Money).                   9

              (dd)  Plan of Distribution (Gamma Tax-Free                  9
                    Money).

              (ee)  Plan of Distribution (Gamma Government                9
                    Money).

              (ff)  Plan of Distribution (Gamma New York                  9
                    Money).

                                                                      See Note #
                                                                      ----------


              (gg)  Plan of Distribution (Delta Money).                   9

              (hh)  Plan of Distribution (Delta Tax-Free                  9
                    Money).

              (ii)  Plan of Distribution (Delta Government                9
                    Money).

              (jj)  Plan of Distribution (Delta New York                  9
                    Money).

              (kk)  Plan of Distribution (Epsilon Money).                 9

              (ll)  Plan of Distribution (Epsilon Tax-Free                9
                    Money).

              (mm)  Plan of Distribution (Epsilon Government              9
                    Money).

              (nn)  Plan of Distribution (Epsilon New York                9
                    Money).

              (oo)  Plan of Distribution (Zeta Money).                    9

              (pp)  Plan of Distribution (Zeta Tax-Free                   9
                    Money).

              (qq)  Plan of Distribution (Zeta Government                 9
                    Money).

              (rr)  Plan of Distribution (Zeta New York                   9
                    Money).

              (ss)  Plan of Distribution (Eta Money).                     9

              (tt)  Plan of Distribution (Eta Tax-Free Money).            9

              (uu)  Plan of Distribution (Eta Government                  9
                    Money).

              (vv)  Plan of Distribution (Eta New York                    9
                    Money).

              (ww)  Plan of Distribution (Theta Money).                   9

              (xx)  Plan of Distribution (Theta Tax-Free                  9
                    Money).

              (yy)  Plan of Distribution (Theta Government                9
                    Money).

                                                                      See Note #
                                                                      ----------


              (zz)  Plan of Distribution (Theta New York                  9
                    Money).

              (aaa) Plan of Distribution (Laffer Equity).                 12

              (bbb) Plan Distribution (Warburg Pincus Growth              18
                    & Income Series 2).

              (ccc) Plan of Distribution (Warburg Pincus                  18
                    Balanced Series 2).

              (16)  Schedule of Computation of Performance                3
                    Quotations.

              (17)  None.

              (18)  Rule 18f-3 Plan.                                      21

              (19)  Representation of Ballard Spahr Andrews
                    & Ingersoll pursuant to Rule 485(b) under the Securities Act of 1933.

-----------------
Note #
------

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

12 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 11 to the Registrant's Registrant Statement (No. 33-20827) filed on June 21, 1993.

Note #
------

13 Incorporated herein by reference to the same exhibit number Post-Effective Amendment No. 12 to the Registrant's Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to the Registrant's Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to the Registrant's Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to the Registrant's Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.


22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

          The following information is given as of September 29, 1995.

     Title of Class of Common Stock                     Number of Record Holders
     ------------------------------                     ------------------------

     a)   Warburg Pincus Growth & Income                      36,122
     b)   Warburg Pincus Balanced                                234
     c)   Warburg Pincus Tax-Free                                155
     d)   RBB Money Market                                        12
     e)   RBB Municipal Money Market                               2
     f)   Cash Preservation Money Market                          37
     g)   Cash Preservation Municipal Money Market                74
     h)   Sansom Street Money Market                               3
     i)   Sansom Street Municipal Money Market                     0
     j)   Sansom Street Government Obligations                     0
          Money Market
     k)   Bedford Money Market                                87,305
     l)   Bedford Municipal Money Market                       4,488
     m)   Bedford Government Obligations Money                 3,675
          Market
     n)   Bedford New York Municipal Money Market              2,819
     o)   RBB Government Securities                              661
     p)   Bradford Municipal Money Market                      3,318
     q)   Bradford Government Obligations Money                1,811
          Market
     r)   BEA International Equity                               177
     s)   BEA Strategic Fixed Income                              42
     t)   BEA Emerging Markets Equity                             45
     u)   BEA U.S. Core Equity                                    30
     v)   BEA U.S. Core Fixed Income                              28
     w)   BEA U.S. Global Fixed Income                             1
     x)   BEA Municipal Bond fund                                 33
     y)   BEA Short Duration                                       0
     z)   BEA Balanced                                             0
     aa)  Janney Montgomery Scott                                  1
          Money Market
     bb)  Janney Montgomery Scott                                  1
          Municipal Money Market
     cc)  Janney Montgomery Scott                                  1
          Government Obligations Money Market
     dd)  Janney Montgomery Scott                                  1
          New York Municipal Money Market
     ee)  Warburg Pincus Growth & Income Series 2                  8
     ff)  Warburg Pincus Balanced Series 2                         5

Item 27.  INDEMNIFICATION

          Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

               Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

               Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Information as to any other business, profession, vocation or employment of a substantial nature in which any directors and officers of PIMC, BEA, and Warburg are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's Form ADV (File No. 801-13304) filed on March 28, 1993, Schedules B and D of BEA's Form ADV (File No. 801-37170) filed on March 30, 1993, and Schedules A and D of Warburg's Form ADV (File No. 801-07321) filed on August 28, 1992, respectively.

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.



                         PNC BANK, NATIONAL ASSOCIATION

                             Directors and Officers

          To the knowledge of Registrant, none of the directors or officers of PNC except those set forth below, is or has been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of PNC Bank also hold various positions with, and engage in business for, PNC Bank Corp. (formerly PNC Financial Corp), which owns all the outstanding stock of PNC Bank, or other subsidiaries of PNC Bank Corp. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of PNC Bank who are engaged in any other business, profession, vocation or employment of substantial nature.

                         PNC BANK, NATIONAL ASSOCIATION

Position with
  PNC Bank,
  National                               Other Business               Type of
 Association      Name                    Connections                 Business
--------------    ----                   --------------               --------
Director          B.R. Brown             President and C.E.O. of      Coal
                                         Consol, Inc.
                                         Pittsburgh, PA (22)

Director          Constance E. Clayton   Superintendent of Schools    Educator
                                         The School District of
                                         Philadelphia
                                         Philadelphia, PA (23)

Director          F. Eugene Dixon, Jr.   Private Trustee              Trustee
                                         Lafayette Hill, PA (24)

Director          A. James Freeman       Vice Chairman and C.E.O.     Manufacturing
                                         Lord Corporation
                                         Erie, PA (25)

                                         Director                     Banking
                                         Marine Bank
                                         Erie, PA (26)

Director          Dr. Stuart Heydt       President and C.E.O.         Medical
                                         Geisinger Foundation
                                         Danville, PA (27)

Director          Edward P. Junker, III  Chairman and C.E.O.          Banking
                                         Marine Bank
                                         Erie, PA (26)

Director          Thomas A. McConomy     President, C.E.O. and        Manufacturing
                                         Chairman, Calgon Carbon
                                         Corporation
                                         Pittsburgh, PA (28)

Director          Robert C. Milsom       Retired
                                         Pittsburgh, PA*

Director          Thomas H. O'Brien      Chairman and C.E.O.          Bank Holding
                                         PNC Bank Corp. (14)

Director          Dr. J. Dennis O'Connor Chancellor                   Education
                                         University of Pittsburgh
                                         Pittsburgh, PA (29)

Position with
  PNC Bank,
  National                               Other Business               Type of
 Association      Name                    Connections                 Business
--------------    ----                   --------------               --------
Director          Rocco A. Ortenzio      Chairman and C.E.O.          Medical
                                         Continental Medical Systems,
                                         Inc.
                                         Mechanicsburg, PA (30)

Director          Robert C. Robb, Jr.    Partner                      Financial
                                         Lewis, Eckert, Robb &        and
                                         Company                      Management
                                         Plymouth Meeting, PA (31)    Consul-
                                                                      tants

Director          Daniel M. Rooney       President, Pittsburgh        Football
                                         Steelers Football Club
                                         of the National Football
                                         League
                                         Pittsburgh, PA (32)

Director          Seth E. Schofield      Chairman, President and      Airline
                                         C.E.O.
                                         USAir Group, Inc. and
                                         USAir, Inc.
                                         Arlington, VA (33)

Director          Robert M. Valentini    President and C.E.O. Bell    Communca-
                                         of Pennsylvania and          itions
                                         Chairman
                                         Network Policy Council of
                                         Bell Atlantic Corporation
                                         Philadelphia, PA (34)

President and     James E. Rohr          President                    Bank
Chief Executive                          PNC Bank Corp.               Holding
Officer                                  (14)                         Company

President and     Bruce E. Robbins       None.
Chief Executive
Officer of PNC
Bank, National
Association,
Pittsburgh

Senior Executive  Edward V. Randall, Jr. None.
Vice President

Executive         J. Richard Carnall     Director                     Banking
Vice President                           PNC National Bank (2)

                                         Chairman and Director        Fina-
                                         PFPC Inc. (3)                ncial-
                                                                      Related
                                                                      Services

Position with
  PNC Bank,
  National                               Other Business               Type of
 Association      Name                    Connections                 Business
--------------    ----                   --------------               --------

                                         Director
                                         PNC Trust Company            Fiduciary
                                         of New York (11)             Activi-
                                                                      ties

                                         Director                     Equipment
                                         Hayden Bolts, Inc.*          Leasing

                                         Director,                    Real
                                         Parkway Real Estate          Estate
                                         Company*

                                         Director                     Invest-
                                         Provident Capital            ment
                                         Management, Inc. (5)         Advisory


                                         Director                     Invest-
                                         Advanced Investmentst        ment
                                         Management, Inc. (15)        Advisory



Executive         Richard C. Caldwell    Director                     Banking
Vice President                           PNC National Bank (2)

                                         Director                     Investment
                                         Provident Capital            Advisory
                                         Management, Inc. (5)

                                         Director                     Fiduciary
                                         PNC Trust Company            Acti-
                                         of New York (11)             vities

                                         Executive Vice President     Bank
                                         PNC Bank Corp. (14)          Holding
                                                                      Company

                                         Director                     Investment
                                         Advanced Investment          Advisory
                                         Management, Inc. (15)

                                         Director                     Banking
                                         PNC Bank, New Jersey,
                                         New Jersey, National
                                         Association (16)

                                         Director                     Financial-
                                         PFPC Inc. (3)                Related
                                                                      Services

Executive Vice    Herbert G.             None.
President         Summerfield, Jr.

Position with
  PNC Bank,
  National                               Other Business               Type of
 Association      Name                    Connections                 Business
--------------    ----                   --------------               --------
Executive Vice    Joe R. Irwin           None.
President

President and     Richard L. Smoot       Senior Vice President        Banking
Chief Executive                          Operations
Officer of PNC                           PNC Bank Corp. (20)
Bank, National
Association,                             Director                     Fiduciary
Philadelphia                             PNC Trust Company of         Acti-
                                         New York (11)                vities


                                         Director                     Investment
                                         PNC Institutional            Advisory
                                         Management Corporation (28)

                                         Director                     Financial
                                         PFPC Inc. (3)                Related
                                                                      Services

Executive Vice    W. Herbert Crowder,    None.
President         III

Executive Vice    Walter L. West         None.
President

Senior Vice       George Lula            None.
President

Secretary         William F. Strome      Director
International
                                         PNC Bank International (35)  Banking
                                                                      Services

                                         Managing General Counsel     Bank
                                         and Senior Vice President    Holding
                                         PNC Bank Corp.               Company

Senior Vice       James P. Conley        None.
President/
Credit Policy


--------------------


* For more information, contact William F. Strome, PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101.


(1)  PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA
     19103.
(2)  PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.
(3)  PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE  19809.
(5) Provident Capital Management, Inc., 30 S. 17th Street, Site 1500, Philadelphia, PA 19103.
(6) PNC National Investment Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101.
(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.
(9)  PNC Bancorp, Inc. 3411 Silverside Park, Wilmington, DE 19810
(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.
(11) PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.
(12) Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
     19101.
(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.
(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.
(15) Advanced Investment Management, Inc., 27th Floor, One Oliver Plaza, Pittsburgh, PA 15265.
(16) PNC Bank of New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.
(17) PNC Institutional Management Corporation, 400 Bellevue Parkway, Wilmington, DE 19809.
(18) Provident National Leasing Corporation, Broad and Chestnut Streets, Philadelphia, PA 19101
(19) Provident National Bank Corp. New Jersey, 1 Centennial Square, Haddonfield, NJ 08033
(20) The Clayton Bank and Trust Company, Clayton, DE 19938
(21) Keystone Life Insurance Company, 1207 Chestnut Street, Philadelphia, PA 19107-4101
(22) Consol, Inc., Consol Plaza, Pittsburgh, PA  15241
(23) School District of Philadelphia, 21 Street and The Parkway, Philadelphia, PA 19103-1099
(24) F. Eugene Dixon, Jr., Private Trustee, 665 Thomas Road, Lafayette Hill, PA 19444-0178
(25) Lord Corporation, 2000 W. Grandview Boulevard, Erie, PA  16514
(26) Marine Bank, Ninth and State Streets, Erie, PA  16553
(27) Geisinger Foundation, 100 N. Academy Avenue, Danville, PA  17822
(28) Calgon Carbon Corporation, P.O. Box 717, Pittsburgh, PA  15230-0717
(29) University of Pittsburgh, 107 Cathedral of Learning, Pittsburgh, PA 15260
(30) Continental Medical Systems, Inc., P.O. Box 715, Mechanicsburg, PA  17055
(31) Lewis, Eckert, Robb & Company, 425 One Plymouth Meeting, Plymouth Meeting, PA 19462
(32) Football Club of the National Football League, 300 Stadium Circle, Pittsburgh, PA 15212
(33) USAir Group, Inc. and USAir, Inc., 2345 Crystal Drive, Arlington, VA  22227
(34) Bell of Pennsylvania, One Parkway, Philadelphia, PA  19102
(35) PNC Bank International, 5th and Wood Streets, Pittsburgh, PA  15222

Item 29.  PRINCIPAL UNDERWRITER

          (a) Counsellors Securities Inc. (the "Distributor") acts as distributor for the following investment companies:

               Warburg, Pincus Cash Reserve Fund
               Warburg, Pincus New York Tax Exempt Fund
               Warburg, Pincus New York Municipal Bond Fund
               Warburg, Pincus Intermediate Maturity Government Fund Warburg, Pincus Fixed Income Fund
               Warburg, Pincus Global Fixed Income Fund
               Warburg, Pincus Capital Appreciation Fund
               Warburg, Pincus Emerging Growth Fund
               Warburg, Pincus International Equity Fund
               Warburg, Pincus Japan OTC Fund
               Counsellors Tandem Securities Fund
               Warburg Pincus Growth & Income Fund
               Warburg Pincus Balanced Fund
               Warburg Pincus Tax Free Fund

The Distributor acts as a principal underwriter, depositor or investment adviser for the following investment companies: None other than Registrant and companies listed above.

          (b) Information for each director or officer of the Distributor is set forth below:

Name and Principal          Positions and Offices        Positions and Offices
 Business Address           with the Distributor         with Registrant
------------------          ---------------------        ------------------
John L. Vogelstein          Director
466 Lexington Avenue
New York, New York  10017

Lionel I. Pincus            Director
466 Lexington Avenue
New York, New York  10017

Reuben S. Leibowitz         Director,
466 Lexington Avenue        President and Chief
New York, New York  10017   Financial Officer

John L. Furth               Director
466 Lexington Avenue
New York, New York  10017

Arnold M. Reichman          Vice President,               Director
466 Lexington Avenue        Secretary and
New York, New York  10017   Chief Operating Officer

Roger Reinlieb              Vice President
466 Lexington Avenue
New York, New York  10017

Karen Amato                 Assistant Secretary
466 Lexington Avenue
New York, New York  10017

Stephen Distler             Treasurer
466 Lexington Avenue
New York, New York  10017


          (c) Information as to commissions and other compensation received by the principal underwriter is set forth below.

                         Net
 Name of              Underwriting  Compensation
Principal            Discounts and  on Redemption   Brokerage      Other
Underwriter            Commissions and Repurchase  Commissions  Compensation
-----------          ------------- --------------  -----------  ------------

Counsellors           $  0          $  0           $  0          $  0
Securities
  Inc.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     (1) PNC Bank, National Association (successor by merger to Provident National Bank), Broad and Chestnut Street, Philadelphia, PA 19101 (records relating to its functions as sub-adviser and custodian).

     (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

     (3) PNC Institutional Management Corporation (formerly Provident Institutional Management Corporation), Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

     (4) PFPC Inc. (formerly Provident Financial Processing Corporation), Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

     (5) Ballard Spahr Andrews & Ingersoll, 1735 Market Street - 51st Floor, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

     (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

     (7) Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, New York 10017-3147 (records relating to its functions as investment adviser).


Item 31.  MANAGEMENT SERVICES

          None.


Item 32.  UNDERTAKINGS

          (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on December 15, 1995.


                                   THE RBB FUND, INC.


                                   By: /s/ Edward J. Roach
                                       -----------------------
                                        Edward J. Roach
                                        President and
                                        Treasurer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      Signature                     Title                      Date
      ---------                     -----                      ----

/s/ Edward J. Roach           President (Principal      December 15, 1995
----------------------        Executive Officer) and
Edward J. Roach               Treasurer (Principal
                              Financial and Accounting
                              Officer)

/s/ Donald van Roden          Director                  December 15, 1995
----------------------
Donald van Roden

/s/ Francis J. McKay          Director                  December 15, 1995
----------------------
Francis J. McKay

/s/ Marvin E. Sternberg      Director                   December 15, 1995
----------------------
Marvin E. Sternberg

/s/ Julian A. Brodsky         Director                  December 15, 1995
----------------------
Julian A. Brodsky

/s/ Arnold M. Reichman        Director                  December 15, 1995
----------------------
Arnold M. Reichman

/s/ Robert Sablowsky          Director                  December 15, 1995
----------------------
Robert Sablowsky

                               THE RBB FUND, INC.

                                   RBB CLASSES
                             WARBURG PINCUS CLASSES
                         WARBURG PINCUS SERIES 2 CLASSES
                            CASH PRESERVATION CLASSES
                              SANSOM STREET CLASSES
                                 BEDFORD CLASSES
                                BRADFORD CLASSES
                                   BEA CLASSES
                             JANNEY (ALPHA) CLASSES
                                  BETA CLASSES
                                  GAMMA CLASSES
                                  DELTA CLASSES
                                 EPSILON CLASSES
                                  ZETA CLASSES
                                   ETA CLASSES
                                  THETA CLASSES


                                  EXHIBIT INDEX
                                  -------------
Exhibit                                                       Page    See Note #
-------                                                       ----    ----------
(1)(a)            Articles of Incorporation of
                  Registrant.                                             1

   (b)            Articles Supplementary of Registrant.                   1

   (c)            Articles of Amendment to Articles of
                  Incorporation of Registrant.                            2

   (d)            Articles Supplementary of Registrant.                   2

   (e)            Articles Supplementary of Registrant.                   5

   (f)            Articles Supplementary of Registrant.                   6

   (g)            Articles Supplementary of Registrant.                   9

   (h)            Articles Supplementary of Registrant.                   10

   (i)            Articles Supplementary of Registrant.                   14

   (j)            Articles Supplementary of Registrant.                   14

   (k)            Articles Supplementary of Registrant.                   19

   (l)            Articles Supplementary of Registrant.                   19

   (m)            Articles Supplementary of Registrant.                   19

   (n)            Articles Supplementary of Registrant.                   19

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (o)           Articles Supplementary of Registrant                    20

(2)               Amended By-Laws adopted August 16, 1988.                3

    (a)           Amendment to By-Laws adopted July 25, 1989.             4

    (b)           By-Laws amended through October 24, 1989.               5

(3)               None.

(4)               Specimen Certificates

    (a)           SafeGuard Equity Growth and Income Shares               3

    (b)           SafeGuard Fixed Income Shares                           3

    (c)           SafeGuard Balanced Shares                               3

    (d)           SafeGuard Tax-Free Shares                               3

    (e)           SafeGuard Money Market Shares                           3

    (f)           SafeGuard Tax-Free Money Market Shares                  3

    (g)           Cash Preservation Money Market Shares                   3

    (h)           Cash Preservation Tax-Free Money Market Shares          3

    (i)           Sansom Street Money Market Shares                       3

    (j)           Sansom Street Tax-Free Money Market Shares              3

    (k)           Sansom Street Government Obligations Money              3

    (l)           Bedford Money Market Shares                             3

    (m)           Bedford Tax-Free Money Market Shares                    3

    (n)           Bedford Government Obligations Money Market Shares      3

    (o)           Bedford New York Municipal Money Market Shares          5

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (p)           SafeGuard Government Securities Shares                  5

    (q)           Income Opportunities High Yield Bond Shares             6

    (r)           Bradford Tax-Free Money Market Shares                   8

    (s)           Bradford Government Obligations Money Market Shares     8

    (t)           Alpha 1 Money Market Shares                             8

    (u)           Alpha 2 Tax-Free Money Market Shares                    8

    (v)           Alpha 3 Government Obligations Money Market Shares      8

    (w)           Alpha 4 New York Municipal Money Market Shares          8

    (x)           Beta 1 Money Market Shares                              8

    (y)           Beta 2 Tax-Free Money Market Shares                     8

    (z)           Beta 3 Government Obligations Money Market Shares       8

    (aa)          Beta 4 New York Municipal Money Market Shares           8

    (bb)          Gamma 1 Money Market Shares                             8

    (cc)          Gamma 2 Tax-Free Money Market Shares                    8

    (dd)          Gamma 3 Government Obligations Money Market Shares      8

    (ee)          Gamma 4 New York Municipal Money Market Shares          8

    (ff)          Delta 1 Money Market Shares                             8

    (gg)          Delta 2 Tax-Free Money Market Shares                    8

    (hh)          Delta 3 Government Obligations Money Market Shares      8

    (ii)          Delta 4 New York Municipal Money Market Shares          8

    (jj)          Epsilon 1 Money Market Shares                           8

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (kk)          Epsilon 2 Tax-Free Money Market Shares                  8

    (ll)          Epsilon 3 Government Obligations Money Market Shares    8

    (mm)          Epsilon 4 New York Municipal Money Market Shares        8

    (nn)          Zeta 1 Money Market Shares                              8

    (oo)          Zeta 2 Tax-Free Money Market Shares                     8

    (pp)          Zeta 3 Government Obligations Money Market Shares       8

    (qq)          Zeta 4 New York Municipal Money Market Shares           8

    (rr)          Eta 1 Money Market Shares                               8

    (ss)          Eta 2 Tax-Free Money Market Shares                      8

    (tt)          Eta 3 Government Obligations Money Market Shares        8

    (uu)          Eta 4 New York Municipal Money Market Shares            8

    (vv)          Theta 1 Money Market Shares                             8

    (ww)          Theta 2 Tax-Free Money Market Shares                    8

    (xx)          Theta 3 Government Obligations Money Market Shares      8

    (yy)          Theta 4 New York Municipal Money Market Shares          8

    (zz)          BEA International Equity Shares                         9

    (a1)          BEA Strategic Fixed Income Shares                       9

    (a2)          BEA Emerging Markets Equity Shares                      9

    (a3)          Laffer/Canto Equity Shares                              12

    (a4)          BEA U.S. Core Equity Shares                             13

    (a5)          BEA U.S. Core Fixed Income Shares                       13

    (a6)          BEA Global Fixed Income Shares                          13

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (a7)          BEA Municipal Bond Fund Shares                          13

    (a8)          BEA Balanced Shares                                     16

    (a9)          BEA Short Duration Shares                               16

    (a10)         Warburg Growth & Income Shares                          18

    (a11)         Warburg Balanced Shares                                 18

(5) (a)           Investment Advisory Agreement (Money)
                  between Registrant and Provident
                  Institutional Management Corporation,
                  dated as of August 16, 1988.                            3

    (b)           Sub-Advisory Agreement (Money) between
                  Provident Institutional Management
                  Corporation and Provident National Bank,
                  dated as of August 16, 1988.                            3

    (c)           Investment Advisory Agreement (Tax-Free Money)
                  between Registrant and Provident Institutional
                  Management Corporation, dated as of August
                  16, 1988.                                               3

    (d)           Sub-Advisory Agreement (Tax-Free Money) between
                  Provident Institutional Management Corporation
                  and Provident National Bank, dated as of
                  August 16, 1988.                                        3

    (e)           Investment Advisory Agreement (Government
                  Money) between Registrant and Provident
                  Institutional Management Corporation, dated as
                  of August 16, 1988.                                     3

    (f)           Sub-Advisory Agreement (Government Money)
                  between Provident Institutional Management
                  Corporation and Provident National Bank, dated
                  as of August 16, 1988.                                  3

    (k) Investment Advisory Agreement (Balanced) between Registrant and Provident Institutional
                  Management Corporation, dated as of
                  August 16, 1988.                                        3

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (l)           Sub-Advisory Agreement (Balanced) between
                  Provident Institutional Management
                  Corporation and Provident National Bank,
                  dated as of August 16, 1988.                            3

    (m)           Investment Advisory Agreement (Tax-Free)
                  between Registrant and Provident Institutional
                  Management Corporation, dated as of
                  August 16, 1988.                                        3

    (n)           Sub-Advisory Agreement (Tax-Free) between
                  Provident Institutional Management Corporation
                  and Provident National Bank, dated as of
                  August 16, 1988.                                        3

    (s)           Investment Advisory Agreement (Government
                  Securities) between Registrant and
                  Provident Institutional Management Corporation
                  dated as of April 8, 1991.                              8

    (t)           Investment Advisory Agreement (High Yield Bond)
                  between Registrant and Provident Institutional
                  Management Corporation dated as of April 8, 1991.       8

    (u)           Sub-Advisory Agreement (High Yield Bond)
                  between Registrant and Warburg, Pincus
                  Counsellors, Inc. dated as of April 8, 1991.            8

    (v)           Investment Advisory Agreement (New York
                  Municipal Money Market) between Registrant
                  and Provident Institutional Management
                  Corporation dated November 5, 1991.                     9

    (w)           Investment Advisory Agreement (Equity)
                  between Registrant and Provident
                  Institutional Management Corporation
                  dated November 5, 1991.                                 10

    (x)           Sub-Advisory Agreement (Equity) between
                  Registrant, Provident Institutional
                  Management Corporation and Warburg, Pincus
                  Counsellors, Inc. dated November 5, 1991.               10

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (y)           Investment Advisory Agreement (Tax-Free
                  Money Market) between Registrant and
                  Provident Institutional Management
                  Corporation dated April 21, 1992.                       10

    (z)           Investment Advisory Agreement (BEA
                  International Equity Portfolio) between
                  Registrant and BEA Associates.                          11

    (aa)          Investment Advisory Agreement (BEA
                  Strategic Fixed Income Portfolio) between
                  Registrant and BEA Associates.                          11

    (bb)          Investment Advisory Agreement (BEA
                  Emerging Markets Equity Portfolio) between
                  Registrant and BEA Associates.                          11

    (cc)          Investment Advisory Agreement (Laffer/Canto
                  Equity Portfolio) between Registrant and
                  Laffer Advisors, Incorporated, dated as of
                  July 21, 1993.                                          14

    (dd)          Sub-Advisory Agreement (Laffer/Canto
                  Portfolio) between PNC Institutional
                  Management Corporation and Laffer Advisors,
                  Incorporated, dated as of July 21, 1993.                12

    (ee)          Investment Advisory Agreement (BEA
                  U.S. Core Equity Portfolio) between
                  Registrant and BEA Associates, dated
                  as of October 27, 1993.                                 15

    (ff)          Investment Advisory Agreement (BEA U.S.
                  Core Fixed Income Portfolio) between
                  Registrant and BEA Associates, dated
                  as of October 27, 1993.                                 15

    (gg)          Investment Advisory Agreement (BEA Global
                  Fixed Income Portfolio) between
                  Registrant and BEA Associates, dated as of
                  October 27 1993.                                        15

    (hh)          Investment Advisory Agreement (BEA Municipal
                  Bond Fund Portfolio) between Registrant
                  and BEA Associates, dated as of October 27, 1993.       15

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (ii)          Investment Advisory Agreement (Warburg Pincus
                  Growth & Income Fund) between Registrant and
                  Warburg, Pincus Counsellors, Inc.                       14

    (jj)          Form of Investment Advisory Agreement
                  (Warburg Pincus Balanced Fund) between
                  Registrant and Warburg, Pincus Counsellors, Inc.        16

    (kk)          Form of Investment Advisory Agreement (BEA
                  Balanced) between Registrant and BEA Associates.        16

    (ll)          Form of Investment Advisory Agreement (BEA
                  Short Duration) between Registrant and
                  BEA Associates.                                         16

    (mm)          Investment Advisory Agreement (Warburg Pincus
                  Tax Free Fund) between Registrant and Warburg,
                  Pincus Counsellors, Inc.                                21

(6) (r)           Distribution Agreement and Supplements
                  (Classes A through Q) between the Registrant
                  and Counsellors Securities Inc. dated as
                  of April 10, 1991.                                      8

    (s)           Distribution Agreement Supplement (Classes L,
                  M, N and O) between the Registrant and
                  Counsellors Securities Inc. dated as of
                  November 5, 1991.                                       9

    (t)           Distribution Agreement Supplements (Classes R,
                  S, and Alpha 1 through Theta 4) between the
                  Registrant and Counsellors Securities Inc.
                  dated as of November 5, 1991.                           9

    (u)           Distribution Agreement Supplement
                  (Classes T, U and V) between the Registrant
                  and Counsellors Securities Inc. dated
                  as of September 18, 1992.                               10

    (v)           Distribution Agreement Supplement (Class W)
                  between the Registrant and Counsellors
                  Securities Inc. dated as of July 21, 1993.              14

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (w)           Distribution Agreement Supplement (Classes
                  X, Y, Z and AA) between the Registrant and
                  Counsellors Securities Inc.                             14

    (x)           Distribution Agreement Supplement (Classes
                  BB and CC) between Registrant and
                  Counsellors Securities Inc. dated as
                  of October 26, 1994.                                    18

    (y)           Distribution Agreement Supplement
                  (Classes DD and EE) between Registrant and
                  Counsellors Securities Inc. dated as of
                  October 26, 1994.                                       18

    (z)           Form of Distribution Agreement Supplement
                  (Classes L, M, N, and O) between the
                  Registrant and Counselor's Securities Inc.              19

    (aa)          Form of Distribution Agreement Supplement
                  (Classes R and S) between the Registrant
                  and Counselor's Securities Inc.                         19

    (bb)          Distribution Agreement Supplements (Classes
                  Alpha 1 through Theta 4) between Registrant
                  and Counsellor's Securities Inc.)                       19

    (cc)          Distribution Agreement Supplement,
                  Janney Classes (Alpha 1, Alpha 2,
                  Alpha 3 and Alpha 4) between Registrant
                  and Counsellor's Securities Inc.                        20

(7)               Fund Office Retirement Profit-Sharing and
                  Trust Agreement, dated as of October 24, 1990.          7

(8) (a)           Custodian Agreement between Registrant
                  and Provident National Bank dated as of
                  August 16, 1988.                                        3

    (b)           Sub-Custodian Agreement among The
                  Chase Manhattan Bank, N.A., the Registrant
                  and Provident National Bank, dated as of
                  July 13, 1992, relating to custody of
                  Registrant's foreign securities.                        10

    (e)           Amendment No. 1 to Custodian
                  Agreement dated August 16, 1988.                        9

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (f)           Agreement between Brown Brothers
                  Harriman & Co. and Registrant on behalf
                  of BEA International Equity Portfolio,
                  dated September 18, 1992.                               10

    (g)           Agreement between Brown Brothers
                  Harriman & Co. and Registrant on
                  behalf of BEA Strategic Fixed Income
                  Portfolio, dated September 18, 1992.                    10

    (h)           Agreement between Brown Brothers
                  Harriman & Co. and Registrant on behalf
                  of BEA Emerging Markets Equity Portfolio,
                  dated September 18, 1992.                               10

    (i)           Agreement between Brown Brothers
                  Harriman & Co. and Registrant on behalf of
                  BEA International Equity, BEA Emerging
                  Markets, BEA Strategic Fixed Income and BEA
                  Global Fixed Income Portfolio, dated
                  as of November 29, 1993.                                15

    (j)           Agreement between Brown Brothers
                  Harriman & Co. and Registrant on
                  behalf of BEA U.S. Core Equity and
                  BEA U.S. Core Fixed Income Portfolios,
                  dated as of November 29, 1993.                          15

    (k)           Custodian Contract between Registrant and
                  State Street Bank and Trust Company.                    18

(9) (a)           Transfer Agency Agreement (Sansom Street)
                  between Registrant and Provident
                  Financial Processing Corporation,
                  dated as of August 16, 1988.                            3

    (b)           Transfer Agency Agreement (Cash
                  Preservation) between Registrant and
                  Provident Financial Processing
                  Corporation, dated as of August 16, 1988.               3

    (c)           Shareholder Servicing Agreement (Sansom
                  Street Money).                                          3

    (d)           Shareholder Servicing Agreement (Sansom
                  Street Tax-Free Money).                                 3

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (e)           Shareholder Servicing Agreement (Sansom
                  Street Government Money).                               3

    (f)           Shareholder Services Plan (Sansom
                  Street Money).                                          3

    (g)           Shareholder Services Plan (Sansom Street
                  Tax-Free Money).                                        3

    (h)           Shareholder Services Plan (Sansom Street
                  Government Money).                                      3

    (i)           Transfer Agency Agreement (SafeGuard)
                  between Registrant and Provident Financial
                  Processing Corporation, dated as of
                  August 16, 1988.                                        3

    (j)           Transfer Agency Agreement (Bedford) between
                  Registrant and Provident Financial
                  Processing Corporation, dated as of
                  August 16, 1988.                                        3

    (k)           Transfer Agency Agreement (Income
                  Opportunities) between Registrant and
                  Provident Financial Processing Corporation
                  dated June 25, 1990.                                    7

    (l)           Administration and Accounting Services
                  Agreement between Registrant and Provident
                  Financial Processing Corporation,
                  relating to Government Securities
                  Portfolio, dated as of April 10, 1991.                  8

    (m)           Administration and Accounting Services
                  Agreement between Registrant and
                  Provident Financial Processing
                  Corporation, relating to New York
                  Municipal Money Market Portfolio
                  dated as of November 5, 1991.                           9

    (n)           Administration and Accounting
                  Services Agreement between Registrant
                  and Provident Financial Processing
                  Corporation, relating to Equity
                  Portfolio dated as of November 5, 1991.                 9

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (o)           Administration and Accounting
                  Services Agreement between Registrant
                  and Provident Financial Processing
                  Corporation, relating to High Yield
                  Bond Portfolio, dated as of April 10, 1991.             9

    (p)           Administration and Accounting
                  Services Agreement between Registrant
                  and Provident Financial
                  Processing Corporation (International)
                  dated as of September 18, 1992.                         10

    (q)           Administration and Accounting Services
                  Agreement between Registrant and
                  Provident Financial Processing
                  Corporation (Strategic) dated
                  September 18, 1992.                                     10

    (r)           Administration and Accounting
                  Services Agreement between Registrant
                  and Provident Financial Processing
                  Corporation (Emerging) dated
                  September 18, 1992.                                     10

    (s)           Transfer Agency Agreement and
                  Supplements (Bradford, Alpha, Beta,
                  Gamma, Delta, Epsilon, Zeta,
                  Eta and Theta) between Registrant and
                  Provident Financial Processing
                  Corporation dated as of November 5, 1991.               9

    (t)           Transfer Agency Agreement Supplement
                  (BEA) between Registrant and Provident
                  Financial Processing Corporation.                       10

    (u)           Administration Services Agreement
                  between Registrant and Counsellor's
                  Fund Services, Inc. (BEA Portfolios)
                  dated September 18, 1992.                               10

    (v)           Administration and Accounting Services
                  Agreement between Registrant and
                  Provident Financial Processing
                  Corporation, relating to Tax-Free
                  Money Market Portfolio, dated as
                  of April 21, 1992.                                      10

    (w)           Transfer Agency Agreement Supplement
                  (Laffer) between Registrant and
                  PFPC Inc. dated as of July 21, 1993.                    12

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (x)           Administration and Accounting Services
                  Agreement between Registrant and PFPC
                  Inc., relating to Laffer/Canto Equity
                  Fund, dated July 21, 1993.                              12

    (y)           Transfer Agency Agreement Supplemental
                  (BEA U.S. Core Equity, BEA U.S. Core
                  Fixed Income, BEA Global Fixed Income
                  and BEA Municipal Bond Fund) between
                  Registrant and PFPC Inc. dated as of
                  October 27, 1993.                                       15

    (z)           Administration and Accounting Services
                  Agreement between Registrant and PFPC
                  Inc., (Core Equity) dated October 27, 1993.             15

    (aa)          Administration and Accounting Services
                  Agreement between Registrant and PFPC
                  Inc. (Core Fixed Income) dated
                  October 27, 1993.                                       15

    (bb)          Administration and Accounting Services
                  Agreement between Registrant and PFPC
                  Inc. (International Fixed Income)
                  dated October 27, 1993.                                 15

    (cc)          Administration and Accounting Services
                  Agreement between Registrant and PFPC
                  Inc. dated October 27, 1993.                            15

    (dd)          Transfer Agency Agreement Supplement
                  (BEA Balanced and Short Duration)
                  between Registrant and PFPC Inc.
                  dated October 26, 1994.                                 18

    (ee)          Administration and Accounting Services
                  Agreement between Registrant and PFPC
                  Inc. (BEA Balanced) dated October 26, 1994.             18

    (ff)          Administration and Accounting Services
                  Agreement between Registrant and PFPC
                  Inc. (BEA Short Duration) dated
                  October 26, 1994.                                       18

    (gg)          Co-Administration Agreement between
                  Registrant and PFPC Inc. (Warburg
                  Pincus Growth & Income Fund) dated
                  August 4, 1994.                                         18

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (hh)          Co-Administration Agreement between
                  Registrant and PFPC Inc. (Warburg
                  Pincus Balanced Fund) dated August 4, 1994.             18

    (ii)          Co-Administration Agreement between
                  Registrant and Counsellors Fund
                  Service, Inc. (Warburg Pincus Growth
                  Income Fund) dated August 4, 1994.                      18

    (jj)          Co-Administration Agreement
                  between Registrant and Counsellors
                  Fund Service, Inc. (Warburg Pincus
                  Balanced Fund) dated August 4, 1994.                    18

    (kk)          Administrative Services Agreement
                  Supplement between Registrant and
                  Counsellor's Fund Services, Inc.
                  (BEA Classes) dated October 26, 1994.                   18

    (ll)          Co-Administration Agreement between
                  Registrant and PFPC Inc. (Warburg Pincus
                  Tax Free Fund) dated March 31, 1995.                    21

    (mm)          Co-Administration Agreement between
                  Registrant and Counsellors Funds
                  Services, Inc. (Warburg Pincus Tax
                  Free Fund).                                             21

    (nn)          Transfer Agency and Service Agreement
                  between Registrant, State Street Bank
                  and Trust Company and PFPC Inc.
                  dated February 1, 1995.                                 21

    (oo)          Supplement to Transfer Agency and
                  Service Agreement between Registrant,
                  State Street Bank and Trust Company,
                  Inc. and PFPC dated April 10, 1995.                     21

    (pp)          Amended and Restated Credit Agreement
                  dated December 15, 1994.                                22

(10)(a)           Opinion of Counsel.

                  Incorporated by reference herein to
                  Registrant's 24f-2 Notice for the
                  fiscal year ending August 31, 1995
                  filed on October 26, 1995.

    (b)           Consent of Counsel.

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

(11)              Consent of Independent Accountants.

(12)              None.

(13)(a)           Subscription Agreement (relating to
                  Classes A through N).                                   2

    (b)           Subscription Agreement between
                  Registrant and Planco Financial Services,
                  Inc., relating to Classes O and P.                      7
    (c)           Subscription Agreement between
                  Registrant and Planco Financial Services,
                  Inc., relating to Class Q.                              7

    (d)           Subscription Agreement between Registrant
                  and Counsellors Securities Inc. relating
                  to Classes R, S, and Alpha 1 through Theta 4.           9

     (e)          Subscription Agreement between Registrant
                  and Counsellors Securities Inc. relating
                  to Classes T, U and V.                                  10

     (f)          Subscription Agreement between Registrant
                  and Counsellors Securities Inc. relating
                  to Classes BB and CC.                                   18

    (g)           Purchase Agreement between Registrant
                  and Counsellors Securities Inc.
                  relating to Classes DD (Warburg Pincus
                  Growth & Income Fund Series 2).                         21

    (h)           Purchase Agreement between Registrant
                  and Counsellors Securities Inc.
                  relating to Class EE (Warburg Pincus
                  Balanced Fund Series 2).                                21

(14)              None.

(15)(a)           Plan of Distribution (Sansom Street Money).             3

    (b)           Plan of Distribution (Sansom Street
                  Tax-Free Money).                                        3

    (c)           Plan of Distribution (Sansom Street
                  Government Money).                                      3

    (d)           Plan of Distribution (Cash Preservation
                  Money).                                                 3

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (e)           Plan of Distribution (Cash Preservation
                  Tax-Free Money).                                        3

    (f)           Plan of Distribution (SafeGuard Equity).                3

    (g)           Plan of Distribution (SafeGuard
                  Fixed Income).                                          3

    (h)           Plan of Distribution (SafeGuard
                  Balanced).                                              3

    (i)           Plan of Distribution (SafeGuard Tax-Free).              3

    (j)           Plan of Distribution (SafeGuard Money).                 3

    (k)           Plan of Distribution (SafeGuard Tax-Free
                  Money).                                                 3

    (l)           Plan of Distribution (Bedford Money).                   3

    (m)           Plan of Distribution (Bedford Tax-Free Money).          3

    (n)           Plan of Distribution (Bedford Government Money).        3

    (o)           Plan of Distribution (Bedford New York
                  Municipal Money).                                       7

    (p)           Plan of Distribution (SafeGuard
                  Government Securities).                                 7

    (q)           Plan of Distribution (Income
                  Opportunities High Yield).                              7

    (r)           Amendment No. 1 to Plans of Distribution
                  (Classes A through Q).                                  8

    (s)           Plan of Distribution (Bradford
                  Tax-Free Money).                                        9

    (t)           Plan of Distribution (Bradford
                  Government Money).                                      9

    (u)           Plan of Distribution (Alpha Money).                     9

    (v)           Plan of Distribution (Alpha Tax-Free Money).            9

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (w)           Plan of Distribution (Alpha Government
                  Money).                                                 9

    (x)           Plan of Distribution (Alpha New York Money).            9

    (y)           Plan of Distribution (Beta Money).                      9

    (z)           Plan of Distribution (Beta Tax-Free Money).             9

    (aa)          Plan of Distribution (Beta Government Money).           9

    (bb)          Plan of Distribution (Beta New York Money).             9

    (cc)          Plan of Distribution (Gamma Money).                     9

    (dd)          Plan of Distribution (Gamma Tax-Free
                  Money).                                                 9

    (ee)          Plan of Distribution (Gamma Government
                  Money).                                                 9

    (ff)          Plan of Distribution (Gamma New York
                  Money).                                                 9

    (gg)          Plan of Distribution (Delta Money).                     9

    (hh)          Plan of Distribution (Delta Tax-Free
                  Money).                                                 9

    (ii)          Plan of Distribution (Delta Government
                  Money).                                                 9

    (jj)          Plan of Distribution (Delta New York
                  Money).                                                 9

    (kk)          Plan of Distribution (Epsilon Money).                   9

    (ll)          Plan of Distribution (Epsilon Tax-Free
                  Money).                                                 9

    (mm)          Plan of Distribution (Epsilon
                  Government Money).                                      9

    (nn)          Plan of Distribution (Epsilon New York
                  Money).                                                 9

    (oo)          Plan of Distribution (Zeta Money).                      9

Exhibit                                                       Page    See Note #
-------                                                       ----    ----------

    (pp)          Plan of Distribution (Zeta Tax-Free
                  Money).                                                 9

    (qq)          Plan of Distribution (Zeta Government
                  Money).                                                 9


    (rr)          Plan of Distribution (Zeta New York
                  Money).                                                 9

    (ss)          Plan of Distribution (Eta Money).                       9

    (tt)          Plan of Distribution (Eta Tax-Free Money).              9

    (uu)          Plan of Distribution (Eta Government
                  Money).                                                 9

    (vv)          Plan of Distribution (Eta New York Money).              9

    (ww)          Plan of Distribution (Theta Money).                     9

    (xx)          Plan of Distribution (Theta Tax-Free
                  Money).                                                 9

    (yy)          Plan of Distribution (Theta Government Money).          9

    (zz)          Plan of Distribution (Theta New York Money).            9

    (aaa)         Plan of Distribution (Laffer Equity).                   12

    (bbb)         Plan Distribution (Warburg Pincus
                  Growth & Income Series 2).                              18

    (ccc)         Plan of Distribution (Warburg Pincus
                  Balanced Series 2).                                     18

(16)              Schedule of Computation of Performance
                  Quotations.                                             3

(17)              None.

(18)              Rule 18f-3 Plan.                                       21

(19)              Representation of Ballard Spahr Andrews &
                  Ingersoll pursuant to Rule 485(b) under
                  the Securities Act of 1933.


-------------------

Note #
------

1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988.

2 Incorporated herein by reference to the same exhibit number of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988.

3 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989.

4 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990.

6 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990.

7 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991.

9 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992.

10 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992.

11 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 9 to the Registrant's Registration Statement (No. 33-20827) filed on December 16, 1992.

Note #
------

12 Incorporated herein by reference to the same exhibit number of Post Effective Amendment No. 11 to the Registration Statement (No. 33-20827) filed on June 21, 1993.

13 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 12 to Registration Statement (No. 33-20827) filed on July 27, 1993.

14 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 13 to Registration Statement (No. 33-20827 filed on October 29, 1993.

15 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 14 to Registration Statement (No. 33-20827) filed on December 21, 1993.

16 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 19 to Registration Statement (No. 33-20827) filed on October 14, 1994.

17 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to Registration Statement (No. 33-20827) filed on October 21, 1994.

18 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 21 to Registration Statement (No. 33-20827) filed on October 28, 1994.

19 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 22 to Registration Statement (No. 33-20827) filed on December 19, 1994.

20 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 20 to Registration Statement (No. 33-20827) filed on March 31, 1995.

21 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 28 to Registration Statement (No. 33-20827) filed on October 6, 1995.

Note #
------

22 Incorporated herein by reference to the same exhibit number of Post-Effective Amendment No. 29 to Registration Statement (No. 33-20827) filed on October 25, 1995.